Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 920-628-2347

NAME AND ADDRESS OF AGENT FOR SERVICE

Cynthia K. Mueller

4321 North Ballard Road

Appleton, WI 54919

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2011 pursuant to paragraph (b) (1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Flexible Premium Deferred

Variable Annuity

Prospectuses

April 30, 2011

Thrivent Variable Annuity Account I

Thrivent Series Fund, Inc.

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THRIVENT VARIABLE ANNUITY ACCOUNT I

PROSPECTUS

FOR

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the “Prior Contract”) (form # W-BB-FPVA) and which is being replaced by the Contract. Appendix B to the Prospectus describes the differences between the Contract and the Prior Contract.

This prospectus also describes certain optional features, not all of which may be available at the time you are interested in purchasing your Contract; we reserve the right to prospectively restrict availability of certain optional features.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Partner Technology Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management Inc.)

Thrivent Partner Natural Resources Portfolio

Thrivent Partner Emerging Markets Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Utilities Portfolio

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investment Partners, Inc.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio II

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.)

Thrivent Partner International Stock Portfolio

(subadvised by Mercator Asset Management, LP and Principal Global Investors, LLC)

Thrivent Partner Socially Responsible Stock Portfolio

(subadvised by Calvert Investment Management, Inc. and Atlanta Capital Management Company, LLC)

Thrivent Partner All Cap Growth Portfolio

(subadvised by Calamos Advisors LLC)

Thrivent Partner All Cap Value Portfolio

(subadvised by OppenheimerFunds, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio II

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Partner Socially Responsible Bond Portfolio

(subadvised by Calvert Investment Management, Inc.)

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2011. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 55 of this Prospectus. Definitions of special terms used in this Prospectus follow the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.

The date of this Prospectus is April 30, 2011.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Guaranteed Lifetime Withdrawal Benefit (GLWB). An optional rider that guarantees a minimum lifetime withdrawal amount even if the account is depleted.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment (MVA). A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.

MVA Account. Market Value Adjustment Account is the account to which an investment in the Fixed Period Allocation is made.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

DEFINITIONS

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.

Return Protection Allocation (RPA). An optional benefit that allows you to allocate a set amount to an RP subaccount that guarantees a minimum Accumulated Value as guaranteed in your Contract for a duration of 7 or 10 years, depending upon your selection.

RP subaccount. A Subaccount that is chosen when implementing the Return Protection Allocation optional benefit. There are currently five subaccounts available for this optional benefit.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	7.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	$25[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Administrative Charge		$30	[3]

Annual Separate Account Expenses as a percentage of average Contract value	Contract Years
Maximum Mortality & Expense Risk Charge[4]	1-7	8+

Basic Death Benefit	1.25%	1.15%
Maximum Charges for Optional Benefit (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.20%	0.20%

Premium Accumulation Death Benefit (PADB)	0.40%	0.40%

Earnings Addition Death Benefit (EADB)	0.25%	0.25%

MADB and PADB	0.50%	0.50%

MADB and EADB	0.35%	0.35%

PADB and EADB	0.55%	0.55%

MADB and PADB and EADB	0.65%	0.65%

Return Protection Allocation (RPA)[5]	0.75%	0.75%

MADB and RPA[5]	0.95%	0.95%

GLWB Risk Charge[6]	1.25%	1.25%
Maximum Total Separate Account Expenses[7]	2.50%	2.40%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[8]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2010, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[9]
	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, and other expenses):	3.63%	0.42%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature and the corresponding range of portfolio options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,178	$2,119	$3,082	$5,599
Minimum Portfolio Expenses:	$882	$1,242	$1,638	$2,860
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,178	$2,119	$2,819	$5,599
Minimum Portfolio Expenses:	$882	$1,242	$1,330	$2,860
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$552	$1,706	$2,899	$5,629
Minimum Portfolio Expenses:	$235	$784	$1,360	$2,890

Example 2: Contract with the GLWB Rider11

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$975	$1,524	$2,115	$3,820
Minimum Portfolio Expenses:	$964	$1,491	$2,059	$3,710
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$975	$1,524	$1,821	$3,820
Minimum Portfolio Expenses:	$964	$1,491	$1,764	$3,710
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$335	$1,081	$1,851	$3,850
Minimum Portfolio Expenses:	$323	$1,046	$1,794	$3,740

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 8 and later. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 An annual administrative charge of up to $30 may apply to some Contracts. This charge is waived if (a) the Accumulated Value of the Contract on the Contract Anniversary is at least $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is at least $15,000, or (c) the sum of premiums paid less all surrenders made during the Contract Year just ended is at least $2,400. See Charges and Deductions—Annual Administrative Charge.

4 The table shows the guaranteed maximum risk charges for Contract Years 1-7 and later. We currently expect the risk charge for Contract Years 8 and later to be 0.15% less than the guaranteed charge shown in the table. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

5 The amount shown is based on the guaranteed charge for the Return Protection Allocation. The current charge is 0.75%.

6 The amount shown is based on the guaranteed maximum charge for the GLWB Rider. The current charge is as follows: 1.25%, 0.80%, and 0.50% for the Moderately Aggressive, Moderate and Moderately Conservative Allocations, respectively.

7 The maximum total separate account expenses occur when the GLWB Rider is selected as an optional benefit.

8 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

9 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (maximum and minimum) of total operating expenses charged by the Portfolios would have been 1.40% to 0.40%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2010, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

10 For this example, the following assumptions are used: 0.65% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 3.63% to 0.42%.

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.82% to 0.70%.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial representatives who is also a registered representative of Thrivent Investment Management Inc. We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Exchange Program. From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts—Dollar Cost Averaging and The Contracts—Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Return Protection Allocations. For an additional charge, your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts (“RP Subaccounts”) for either a seven-year or ten-year period.

Guaranteed Lifetime Withdrawal Benefit (GLWB). For an additional charge, a rider is available that guarantees a minimum lifetime withdrawal amount even if the account is depleted. Once you begin receiving benefits under the GLWB, you may not make subsequent premium payments. No GLWB withdrawals can be made under the benefit until or after the

SUMMARY

Annuitant reaches Age 62. The GLWB Withdrawal Period must begin on the Annuity Date if an election is not made on or before the Annuity Date.

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from the Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. Transfers are restricted when the GLWB is present on the contract. You may request 12 free transfers per Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. However, you may no longer transfer out of the Fixed Account after the Annuity Date. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contracts—Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. In addition, for an additional charge, you may purchase any combination of three optional death benefits which may increase the death benefit if the Annuitant dies before the Annuity Date:

♦	the Maximum Anniversary Death Benefit;

♦	the Premium Accumulation Death Benefit; or

♦	the Earnings Addition Death Benefit.

These optional benefits are not available in all states.

These optional benefits are not available with the GLWB.

A GLWB Survivor Benefit is available if you purchase the GLWB. Under this benefit, a surviving beneficiary may elect to receive the GLWB benefits or the standard death benefits. See The Contracts—Guaranteed Lifetime Withdrawal Benefits (GLWB) Rider for more details.

See The Contracts—Death Benefit Before the Annuity Date and The Contracts—Optional Death Benefit.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds;” which are comprised of investments in other Portfolios within the Fund. These portfolios have higher fees than the other Portfolios since they include a fee in addition to the fees of the underlying Portfolios themselves. The Subaccounts and the corresponding Portfolios are listed below. If you choose the Return Protection Allocation, or the Guaranteed Lifetime Withdrawal Benefit, you are limited in your investment options to the Thrivent Moderately Conservative Allocation, the Thrivent Moderate Allocation and the Thrivent Moderately Aggressive Allocation Subaccounts. See The Contracts—Return Protection Allocations and The Contracts—Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Partner Technology Subaccount	Thrivent Partner Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Partner Natural Resources Subaccount	Thrivent Partner Natural Resources Portfolio
Thrivent Partner Emerging Markets Subaccount	Thrivent Partner Emerging Markets Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Utilities Subaccount	Thrivent Partner Utilities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount II	Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner International Stock Subaccount	Thrivent Partner International Stock Portfolio
Thrivent Partner Socially Responsible Stock Subaccount	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Subaccount	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Subaccount	Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount II	Thrivent Large Cap Growth Portfolio II
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Subaccount	Thrivent Equity Income Plus Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Partner Socially Responsible Bond Subaccount	Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Partner Technology Portfolio. To seek long-term growth of capital.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Partner Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income.

Thrivent Partner Utilities Portfolio. To seek capital appreciation and current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth.

Thrivent Partner Small Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Small Cap Index Portfolio. To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.

Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Mid Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index*.

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner International Stock Portfolio. To achieve long-term growth of capital.

Thrivent Partner Socially Responsible Stock Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Growth Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Value Portfolio. To seek long-term capital growth.

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital.

INVESTMENT OPTIONS

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income.

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index.

Thrivent Equity Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth.

Thrivent High Yield Portfolio. To achieve a higher level of income, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation.

Thrivent Partner Socially Responsible Bond Portfolio. To seek to maximize income.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Contract, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws;

♦	Changes in Federal income tax law;

♦	Changes in the investment management of the Fund, or

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent Partner Technology Portfolio
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Management Investment Services Limited	Thrivent Partner Emerging Markets Portfolio
Turner Investment Partners, Inc.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio
Aberdeen Asset Management Investment Services Limited, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.	Thrivent Partner Worldwide Allocation Portfolio
Mercator Asset Management, LP and Principal Global Investors, LLC	Thrivent Partner International Stock Portfolio
Calvert Investment Management, Inc. and Atlanta Capital Management Company, LLC	Thrivent Partner Socially Responsible Stock Portfolio
Calamos Advisors LLC	Thrivent Partner All Cap Growth Portfolio
OppenheimerFunds, Inc.	Thrivent Partner All Cap Value Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio
Calvert Investment Management, Inc.	Thrivent Partner Socially Responsible Bond Portfolio

The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

INVESTMENT OPTIONS

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account

On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account (“MVA Account”). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment (“MVA”).

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

INVESTMENT OPTIONS

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:

(n/12) [(1 + i)/(1 + j + .0025)] -1

where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;

j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of “n” months, then “j” will be determined by linear interpolation of rates for maturity periods closest to “n” months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, “i” is equal to 9%, “j” is equal to 9.25%, and “n” is equal to 60. To calculate the MVA, we divide the sum of 1.00 and “i”, 1.09, by the sum of 1.00 and “j” and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or “n”/12th power. From this amount, ..977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If “j” had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 (“1933 Act”), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940

INVESTMENT OPTIONS

Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

RISKS

This annuity has some risks which may include the following:

♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;

♦	Depending on the contract features you select, your investment options may be limited;

♦	This annuity has liquidity risk because a surrender charge may apply to full or partial surrenders made during the surrender charge period;

♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1/2;

♦

If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

THE CONTRACT

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial representatives who is also a registered representative of Thrivent Investment Management Inc. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

♦

The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.

♦	How you want your premiums allocated among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations. We reserve the right to limit the number of allocations to subaccounts.

♦	Whether you want to add the Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

♦	Whether you allocate any premium to a Return Protection Allocation.

♦	Whether you want an optional death benefit.

♦	The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant.

♦	Premium amounts greater than $1 million will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million.

From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Processing Your Application

We will process your application when we receive it. Your Contract’s Date of Issue is the date you sign the application. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or by telephone if you have that authorization. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.

THE CONTRACT

If you add the GLWB Rider, you must allocate 100% of the Accumulated Value to one eligible Subaccount (see GLWB Rider). Premiums may only be paid during the GLWB Waiting period. We must approve any such allocation with less than $25,000 of Accumulated Value.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.

The minimum you may allocate to an RP subaccount is $10,000. See Return Protection Allocations.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Written Notice of cancellation to our Service Center or a financial representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value. The Accumulated Value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your Accumulated Value until we receive your Contract and notice of cancellation. However, in certain states we must return your premium payment, if greater.

In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.

We credit your Contract with Accumulation Units of a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;

THE CONTRACT

♦	Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or

♦	The amount necessary to satisfy a return protection guarantee is added to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	You make a surrender from that Subaccount;

♦	Transfer charges are applied against the Subaccount; or

♦	The annual administrative charge is applied to the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies depending on the feature(s) selected. A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)	Is the sum of:

(a)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(b)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus

(c)	A per share charge or credit for any taxes reserved that we determine to be a result of the investment operation of the Portfolio.

(2)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3)	Is the factor representing the risk charges deducted from the Subaccount on a daily basis for the annual product expenses. Total product expenses will vary based on the optional benefits, if any, selected by you for your Contract. See Fee and Expense Tables for specific charges.

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period. If you fail to pay at least that amount, we may terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Return Protection Allocations (RPA)

The RPA Benefit. The Return Protection Allocation (RPA) is an optional living benefit available in your contract for an additional charge. This charge will not exceed 0.75%; this is in addition to the Mortality and

THE CONTRACT

Expense Risk charge. This benefit guarantees that your contract will have a certain minimum amount of Accumulated Value at the end of either a seven-year or ten-year period (allocation period), regardless of market performance. At the end of the allocation period, if the Accumulated Value is less than the guaranteed benefit amount, then we will adjust your Contract so that the value is equal to the guaranteed benefit amount. This benefit is adjusted for withdrawals and administrative charges. If the accumulated value is greater than the guaranteed benefit amount, then no adjustment will be made to the Contract.

Adding the RPA Benefit. You may purchase the RPA benefit as a part of your Contract at the time of application or after your Contract is issued. (Oregon does not permit the addition of the RPA benefit after the initial application of the contract.) On any Valuation Day you may not have more than one seven-year and one ten-year allocation. Each RPA may not have an expiration date later than the Annuity Date. Currently there are the following investment options (RP subaccounts) providing the guaranteed rates compounded annually for the periods shown in the table. You may choose a maximum of two of the following allocations; one for each period:

Allocation Period	RP Moderately Conservative Allocation Subaccount	RP Moderate Allocation Subaccount	RP Moderately Aggressive Allocation Subaccount

7 Years	1.5% guaranteed return	Guaranteed return of allocation amount	Not available

10 Years	2.0% guaranteed return	1.0% guaranteed return	Guaranteed return of allocation amount

Each RP subaccount invests in a Portfolio of the Fund that is a “fund of funds,” meaning that it invests primarily in other Portfolios of the Fund rather than directly in specific securities. For each RP subaccount, there is a corresponding Subaccount that invests in the same Portfolio as the RP subaccount. The corresponding Subaccount differs from the RP subaccount in that there is no investment guarantee associated with allocations to the corresponding Subaccount. The corresponding Subaccounts serve as investment vehicles for money that is not intended for, could not qualify for, or lost qualification for, the investment guarantees associated with the RP subaccounts.

The minimum amount you may allocate to an RP subaccount is $10,000. If you allocate an amount less than $10,000 to an RP subaccount, we will allocate that amount to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount for which the allocation was intended. If you allocate an amount greater than $10,000 to an RP subaccount and do not provide the full amount of the allocation with your application or request, unless you instruct otherwise, we will allocate the partial amount received that you designate for an RP subaccount to the corresponding asset allocation Subaccount that invests in the same Portfolio. Once the full amount for the RPA is received, you can initiate the Return Protection Allocation and transfer the amount to the RP subaccount by submitting an approved RPA Request form. The RPA benefit will not be effective until we receive your request at our Service Center in good order. The RPA benefit is not available while any of the following optional benefits are in force:

♦	Premium Accumulation Death Benefit;

♦	Earnings Addition Death Benefit; or

♦	Guaranteed Lifetime Withdrawal Benefit.

If you have any of the above benefits, they must be cancelled before you can add the RPA benefit. Neither Dollar Cost Averaging nor Asset Rebalancing is available on amounts with the RPA benefit. No premiums may be made to the RPA benefit before the allocation period is due to expire. You should carefully consider

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whether the absence or cancellation of these benefits is appropriate for you before electing the RPA benefit.

Effect of Partial Surrender and Administrative Charges. Any partial surrender or administrative charge taken from the RPA during the allocation period will reduce the Accumulated Value and correspondingly the benefit as follows:

♦	As of the day that a partial surrender is taken, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that partial surrender.

♦

On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.

Expiration and Renewal. Approximately 45 days before the end of an allocation period, we will notify you that the RPA benefit is due to expire and we will inform you of the options available. At the end of an allocation period (expiration date) and assuming the amount allocated to that RPA would be at least $10,000, the accumulated value of the RPA will be applied to a new RPA. The RPA will be applied to the same RP subaccount and for the same allocation period as the expired RPA, provided that the period is still offered by us and does not extend beyond the Annuity Date. If the amount of the RPA is less than $10,000 or if the allocation period is no longer available or would extend beyond the Annuity Date, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount.

Termination. An RPA automatically terminates on the earlier of its expiration date or the date that death benefits are calculated. You may only terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have such authorization). An RPA will terminate on the date the death benefit is calculated at which time the RPA’s accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. An RPA may be terminated during its first two years, but only by requesting a surrender of the entire accumulated value of the RPA; and surrender charges may apply. An RPA may be terminated more than two years after the date of its allocation by requesting a surrender of the accumulated value of the RPA, for which a surrender charge may apply; or requesting that the RPA’s accumulated value be transferred to another investment option.

Other Restrictions. During the first two years of the RPA allocation period, transfers from the RP subaccount are not permitted. No additional premiums may be made to the RPA once an allocation is in force. However, you may add premium at the expiration date. At lease twelve months must pass before an RPA benefit (with the same allocation period) can be re-added after being discontinued by the owner. An RPA benefit will automatically terminate if the Contract Owner chooses to annuitize the Contract (elects a settlement option).

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider

The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (the “Rider”) is an optional benefit that allows you to withdraw up to a guaranteed withdrawal amount (GWA) each Contract Year for as long as the Rider is in force. GWA payments are not subject to a surrender charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below. The GWA will vary based on the Age the Rider is added, the Age additional premium payments are made, and the length

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of time the Contract Owner waits to set guaranteed values. These factors determine the applicable Withdrawal Percentage and Benefit Base, described below, that are used to compute the GWA.

Generally, the longer the GLWB Rider is in place before you begin taking the GWA, the greater the GWA will be. The period of time before you begin taking the GWA is called the GLWB Waiting Period. See GLWB Waiting Period, below. The period of time after you begin taking the GWA is called the GLWB Withdrawal Period. See GLWB Withdrawal Period, below. The GWA will also be affected if you take Excess Partial Surrenders, which are surrender amounts in excess of the GWA in any Contract Year. See Effect of Excess Partial Surrenders, below.

The Rider also guarantees the return of the Accumulated Value on the Rider Date of Issue plus premiums added less adjustments for partial surrenders taken and charges deducted to the Contract Owner’s beneficiary if the Annuitant dies before the Annuity Date and before the foregoing guaranteed amount has been returned through guaranteed withdrawals. This guaranteed amount is called the GLWB Survivor Benefit and is subject to certain conditions. See GLWB Survivor Benefit, below.

We impose a GLWB Risk Charge for this benefit as a percentage of average daily Accumulated Value based on the Subaccount you choose. This charge will not exceed 1.25% and is in addition to the Contract’s Mortality and Expense Risk Charge. See GLWB Risk Charge, below. During the GLWB Withdrawal Period (described below), each Contract Year we will waive surrender charges provided your cumulative surrenders during a Contract Year do not exceed the GWA for that Contract Year or 10% of the Accumulated Value at the time the first partial surrender is made in that Contract Year.

You may purchase the GLWB Rider as a part of your Contract at the time the Contract is issued or after your Contract is issued. At the Date of Issue of the Rider the Annuitant must be at least 50 years of age, and no more than 85 years of age. When the GLWB Rider is issued, the premium or the Accumulated Value of the Contract should be at least $25,000. We must provide prior approval before issuing a GLWB Rider if the premium or Contract’s Accumulated Value is less than $25,000 or equal to or greater than $1 million. We do not offer the GLWB Rider on Contracts with joint annuitants. The GLWB Rider is not available while any of the following optional benefits are in force:

♦	Maximum Anniversary Death Benefit;

♦	Premium Accumulation Death Benefit;

♦	Earnings Addition Death Benefit; or

♦	Return Protection Allocation.

If you do have any of the above benefits, they would have to be cancelled before we can issue the GLWB Rider. Neither Dollar Cost Averaging nor Asset Rebalancing is available if you have the GLWB Rider. You should carefully consider whether the absence or cancellation of these benefits is appropriate for you before electing the GLWB Rider.

GLWB Waiting Period. The GLWB Waiting Period begins when the Rider is issued and continues until you establish your GLWB Calculation Date. During both the GLWB Waiting and Withdrawal Periods, we will compute the Benefit Base, which we use to calculate the amount of GWA. On the GLWB Rider Date of Issue, the Benefit Base is equal to the Accumulated Value. If the GLWB Rider is issued on the Contract’s Date of Issue, the Benefit Base will equal the initial premium into the Contract. If the Rider is added after the Contract is issued, the Benefit Base will equal the Accumulated Value that is transferred to the Subaccount you choose on the Date of Issue of the Rider. At the time the GLWB Rider is added, you must allocate all of your Accumulated Value to only one of the following investment options:

♦	Thrivent Moderately Aggressive Allocation Subaccount;

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♦	Thrivent Moderate Allocation Subaccount; or

♦	Thrivent Moderately Conservative Allocation Subaccount.

If the Date of Issue of the GLWB Rider is after the Contract’s Date of Issue, the Accumulated Value will be transferred on the Date of Issue of the Rider to the Subaccount elected by you. A Market Value Adjustment will apply to the Accumulated Value that is transferred from a Fixed Period Allocation more than 30 days before the end of its allocation period. The Market Value Adjustment may increase or decrease the amount transferred. See Investment Options—Fixed Period Allocations and the Market Value Adjustment Account for a description of the Market Value Adjustment.

While the GLWB Rider is in force, transfer to another Subaccount is restricted. Restrictions include:

♦	Allocation transfer must be 100% to another Allocation Subaccount (as outlined above as a permissible investment option).

♦	Transfers may only be made if the Benefit Base is increased to equal the Accumulated Value on the Contract Anniversary in accordance with the Rider.

♦	The request to transfer must be made before the end of the valuation day by the 45th day after your Contract Anniversary.

Automatic transfers are not allowed while the GLWB Rider is in force.

Benefit Base during the GLWB Waiting Period. On each Contract Anniversary during the GLWB Waiting Period, the Benefit Base is ratcheted up to equal the Accumulated Value at the end of the prior day if such adjustment would increase the Benefit Base. If the Accumulated Value is less than the current Benefit Base, then the ratchet feature does not change the Benefit Base. The Benefit Base is increased by any premiums that we receive before the GLWB Calculation Date. However, no premiums can be paid within one year from any partial surrender.

During the GLWB Waiting Period, the Benefit Base is decreased in the event a partial surrender is taken or when the annual administrative charge is taken. The Benefit Base is decreased by the amount taken if the Benefit Base is less than or equal to the Accumulated Value. Otherwise, the Benefit Base is decreased by the same proportion that the Accumulated Value is decreased by the amount taken.

Example:

A $5,000 partial surrender is taken from a Contract in which the Accumulated Value is $90,000, but the Benefit Base is $100,000. The resulting Benefit Base would be calculated as follows:

[1- (5,000/90,000)] x 100,000 = $94,444.44

The Benefit Base on the Contract Anniversary that you elect to be the GLWB Calculation Date is adjusted as described above for any premiums allocated and partial surrenders made on or after that Contract Anniversary and before we receive notification of your election of the GLWB Calculation Date.

GLWB Withdrawal Period. The GLWB Waiting Period ends and the GLWB Withdrawal Period begins on the GLWB Calculation Date. To set your GLWB Calculation Date, you must notify us within 45 days after an eligible Contract Anniversary. An eligible Contract Anniversary is any Contract Anniversary on or after the Contract Anniversary the Annuitant reaches 62 years of age and on or before the Annuity Date. Once you provide the proper notification, the most recent Contract Anniversary date will become the GLWB Calculation Date. No further premiums will be accepted after you elect the GLWB Calculation Date. If you do not elect a GLWB Calculation Date before your Annuity Date, the GLWB Calculation Date will be the Annuity Date. Once the GLWB Calculation Date is set, the GWA is calculated. The calculation continues annually until the Rider terminates. No Annual Administrative Charge is deducted during this period.

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Benefit Base during the GLWB Withdrawal Period. On any Contract Anniversary after we receive notice of your election of the GLWB Calculation Date and on or before the date that the Annuitant reaches Age 90, the Benefit Base is adjusted to equal the Accumulated Value at the end of the prior day if the adjustment will increase the Benefit Base. After we receive notice of your election of the GLWB Calculation Date, the Benefit Base will be reduced for GLWB Excess Surrenders, defined below, but will not be reduced by the amount of the GWA. The amount of the reduction is described below under Effects of partial surrenders during the GLWB Withdrawal Period.

Withdrawal Percentage. The Withdrawal Percentage is the percentage that is applied to the Benefit Base to determine the GWA. The initial Withdrawal Percentage is determined on the GLWB Calculation Date. The Withdrawal Percentage is based on the Annuitant’s Age at which each premium payment is made and the waiting period from the premium payment date until the GLWB Calculation Date. The initial Withdrawal Percentage is equal to the weighted average of each adjusted premium multiplied by the applicable Percentage Applied from the table below, as follows:

1)	the sum of adjusted premiums, each multiplied by its Percentage Applied shown in the table below; divided by

2)	the sum of adjusted premiums.

Annuitant’s Age on Date of Premium Allocation	Percentage Applied Full Contract Years from the Date of Premium Allocation to the GLWB Calculation Date
	0-4	5-9	10-14	15+
50-56	—	4.5%	5.0%	6.0%
57-61	4.0%	4.5	5.5	6.5
62-66	4.0	5.0	6.0	7.0
67-71	4.5	5.5	6.5	7.5
72-76	5.0	6.0	7.0	7.0
77-81	5.5	6.5	6.5	6.5
82+	6.0	6.0	6.0	6.0

Each premium payment will be assigned a Percentage Applied. The Withdrawal Percentage used to determine the GWA is calculated as the weighted average of the Percentages Applied.

For example, assume the Accumulated Value at the time the Rider is added is $100,000 and the Annuitant is age 62. Two years later at the Annuitant’s age 64, the Annuitant makes an additional premium of $50,000. Then at age 68, the Annuitant adds another $50,000 premium payment. The Annuitant decides to begin taking the GWA at age 72. From the chart above, the weighted Withdrawal Percentage would be:

[(100,000 x 6%) + (50,000 x 5%) + (50,000 x 4.5%)]	= 5.375%
200,000

For purposes of calculating the Withdrawal Percentage, adjusted premiums are determined by subtracting the amount of partial surrenders taken from premiums paid on a last-in, first-out basis at the time the partial surrender is taken. Generally, the Withdrawal Percentage will be higher if premiums are paid earlier and if partial surrenders are made later.

For example, if the Annuitant in the preceding example took a partial surrender of $10,000 at Age 63, and a partial surrender of $5,000 at age 69, the weighted Withdrawal Percentage would be:

[(90,000 x 6%) + (50,000 x 5%) + (45,000 x 4.5%)]	= 5.365%
185,000

In addition, premiums paid within the first three months after a Contract Anniversary will be treated as if they were allocated on that Contract Anniversary and at the Age on that Anniversary. All other premiums allocated during the GLWB Waiting Period will be treated as if they were allocated on the next Contract Anniversary after the date of allocation and at the Age on that Anniversary. This treatment of premiums is only for purposes of assigning the Percentage Applied to the adjusted premium amount.

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For example, assume an Annuitant’s Contract Anniversary falls on May 1 of each year. If the Annuitant pays a premium on August 1 of the current year (i.e., within 3 months of the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of that year and at the Age on that Contract Anniversary. If the Annuitant pays a premium on September 1 of the current year (i.e., more than 3 months after the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of the following year at the Age on May 1 of the following year.

Guaranteed Withdrawal Amount (GWA). You will need to notify us when you want to begin taking the GWA. The GWA is the amount that can be withdrawn each Contract Year without a surrender charge. The GWA is determined on the GLWB Calculation Date and each Contract Anniversary thereafter. The GWA is equal to the Benefit Base (not to exceed $5 million) multiplied by the Withdrawal Percentage. The GWA may change from year to year depending on whether the Benefit Base was increased, as described above, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased during the GLWB Withdrawal Period, the GWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or $5,000,000, multiplied by (b) the Withdrawal Percentage, and the GWA will decrease proportionately. On any Contract Anniversary that the Benefit Base has increased during the GLWB Withdrawal Period to equal the Accumulated Value in accordance with the Rider, the Withdrawal Percentage will be compared to the Withdrawal Percentages in the following table based on the current Age of the Annuitant. The larger of the two Withdrawal Percentages will become the new Withdrawal Percentage. The following table is based on your Age under your Contract.

Annuitant Age on Contract Anniversary	Attained Age Percentage Applied
67-71	4.50%
72-76	5.00%
77-81	5.50%
82-90	6.00%

The lesser of the increased Benefit Base or $5 million will be multiplied by the new Withdrawal Percentage to determine your new GWA. If the Benefit Base increases, your GWA will increase. Your GWA will not decrease unless your Benefit Base decreases. Any decrease in your GWA is effective on the following Contract Anniversary. No surrender charges will apply when partial surrenders are made during the GLWB Withdrawal Period except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GWA, or (b) 10% of the Accumulated Value at the time of the first partial surrender in that Contract Year. Withdrawals of the GWA are taxed in the same manner as partial surrenders under the Contract. See Taxation of Partial and Full Surrenders.

Withdrawals after your Annuity Date. While the GLWB Rider is in force, beginning on the Annuity Date, you will be required to withdraw a minimum amount from your Contract each year called a Required Withdrawal Amount. While the GLWB Rider is in force, instead of paying the Annuity Income beginning on the Annuity Date according to the Contract, we will pay you an amount equal to the excess, if any, of the Required Withdrawal Amount over the sum of any partial surrenders you have taken during that Contract Year. The Required Withdrawal Amount is the greater of (a) your GWA, and (b) the Accumulated Value at the end of the prior Contract Year multiplied by the Amortization Factor for the Age in the current Contract Year. Amortization Factors will not exceed the factors shown in the table below:

Amortization Table Used after the Annuity Date
Age	Factor	Age	Factor
90	6.04%	101	10.40%
91	6.24	102	11.28
92	6.47	103	12.36
93	6.71	104	13.70
94	7.00	105	15.43
95	7.31	106	17.72
96	7.66	107	20.93
97	8.06	108	22.63
98	8.52	109	33.30
99	9.05	110	47.14
100	9.67	111+	52.63

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Based on your circumstances, you may want to consider annuitizing rather than continuing the GLWB. Before the Annuity Date, you will be informed of your options to continue with the GLWB or to annuitize your contract. If you want the flexibility to increase your partial surrenders or if you want access to the Accumulated Value at any time, you may want to continue the GLWB. If you do not need this flexibility, you should consider annuitizing by electing a settlement option instead. Settlement options may provide higher guaranteed payments and longer guaranteed periods, depending on the option you select.

If a Required Minimum Distribution (RMD) is defined for the Contract by Section 401(a)(9) of the Internal Revenue Code, then at the end of each calendar year, we will pay you an amount equal to the excess, if any, of the RMD determined by us for that calendar year over the sum of any partial surrenders you have taken during that calendar year.

Any amounts that we pay will be treated as partial surrenders under the Contract.

Effects of partial surrenders during the GLWB Withdrawal Period. If the sum of partial surrenders within a Contract Year exceeds the greatest of:

♦	the GWA for that Contract Year,

♦	the RMD for that calendar year, if any, as we determine for the Contract, or

♦	if that day is in a Contract Year that began in the prior calendar year, the RMD, if any, for the prior calendar year that we determine for this Contract;

this excess amount is a GLWB Excess Surrender. Any subsequent partial surrender taken within the same Contract Year in which a GLWB Excess Surrender is made will also be considered a GLWB Excess Surrender. A GLWB Excess Surrender affects the calculation of the Benefit Base. If the Benefit Base is less than or equal to the Accumulated Value, the Benefit Base is decreased by the amount of the GLWB Excess Surrender. If the Benefit Base is greater than the Accumulated Value, the Benefit Base is decreased by the same percentage as the Accumulated Value according to the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

No surrender charges will apply to partial surrenders made during the GLWB Withdrawal Period to the extent partial surrenders in a Contract Year do not exceed the greater of the GWA for that Contract Year, or 10% of the Accumulated Value at the time of the first partial surrender in a Contract Year.

GLWB Survivor Benefit. If the Annuitant dies during the GLWB Withdrawal Period and before the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of any death proceeds under the Contract. If the Annuitant dies after the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of the Accumulated Value of the Contract. The survivor should work with a financial representative to determine whether to take a lump sum standard death benefit, the fixed amount settlement option offered as the Survivor Benefit, or the commuted value of the Survivor Benefit. The beneficiary must notify us of their election to receive the GLWB Survivor Benefit within 60 days after we receive proof of death of the Annuitant. On the date the GLWB Rider is issued, the GLWB Survivor Benefit equals the Accumulated Value. Thereafter, the GLWB Survivor Benefit increases on a day we apply a premium by the amount of the premium, and decreases on a day in which a partial surrender or annual administrative charge is deducted by the amount of the partial surrender or administrative charge. However, if a GLWB Excess

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Surrender is taken, the GLWB Survivor Benefit is decreased as follows: if the GLWB Survivor Benefit is less than or equal to the Accumulated Value, the Benefit is decreased by the amount of the surrender; or, if the GLWB Survivor Benefit is greater than the Accumulated Value, the benefit is first decreased by the amount of the partial surrender that does not represent the GLWB Excess Surrender. The remaining amount is then decreased by the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

We will pay the GLWB Survivor Benefit in equal amounts under a settlement agreement. Payments will continue until the sum of payments equals the GLWB Survivor Benefit. The payment period will not exceed the life expectancy of the beneficiary. If the Annuitant dies before the Annuity Date and the spouse of the Annuitant is the sole primary beneficiary, the surviving spouse may elect to continue the Contract as Annuitant and owner. At the time this election becomes effective, the Accumulated Value of the Contract and any excess of Death Proceeds over the Accumulated Value on that date will remain in the Subaccount in which the Accumulated Value was allocated at that time, but will no longer be subject to the GLWB Risk Charge. We account for this by crediting the surviving spouse with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. This election results in a termination of the GLWB Rider. If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. This also results in the termination of the GLWB Rider.

Termination of the GLWB Rider. You may terminate the GLWB Rider at any time provided it is at least two years after we issued the Rider. The termination will be effective on the date we receive Written Notice from you. The Rider also terminates at the earliest of any of the following events:

♦	the date of Contract termination;

♦	the date we receive satisfactory proof of the death of the Annuitant;

♦	the date you elect to receive annuity income under the Contract;

♦	the date during the GLWB Waiting Period that the sum of partial surrenders made and annual administrative charges deducted for this Contract exceeds the sum of premiums paid; or

♦	the date during the GLWB Withdrawal Period that the Benefit Base is reduced to zero.

If the Contract terminates because the GWA that is surrendered exceeds the Accumulated Value, we will continue to pay you the GWA each year for as long as the Annuitant is alive under a settlement agreement that we will issue. If the GLWB Rider terminates for reasons other than the termination of the entire Contract, the Accumulated Value will remain in the same Subaccount but will no longer be subject to the GLWB Risk Charge, unless you request a different allocation. We account for this by crediting you with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. Once the GLWB Rider terminates, the GLWB Risk Charge will also cease. If the Rider terminates after the Annuity Date and there is Accumulated Value remaining, we will begin paying Annuity Income according to the Contract.

If your Contract is used in a Qualified Plan or 403(b) Plan, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing an optional guarantee, the primary benefit of which is

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guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the Federal Tax Status section in the Prospectus. The GLWB Rider is not available within certain employer-sponsored retirement plans.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. The amount of the death benefit will be the sum of (1) and (2) where

(1)	Is the greatest of:

(a)	The Basic Death Benefit;

(b)	The Maximum Anniversary Death Benefit, if any; and

(c)	The Premium Accumulation Death Benefit, if any.

(2)	Is the amount of the Earnings Addition Death Benefit, if any.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the death proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently.

Example of calculation of death proceeds:

Harry died on June 20. Since the Contract’s issue date, Harry contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Harry’s Contract on that day was $275,000. The basic death benefit provides for an infusion to the Contract if the total premiums payments ever exceed the Accumulated Value when we receive satisfactory proof of death. We determined Harry’s basic death benefit by comparing the following:

Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000

Basic Death Benefit	$300,000

Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death proceeds.

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Death Proceeds fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive the claim form in good order.

Example of Paying Death Proceeds to Beneficiaries:

On June 25, we received satisfactory proof of death; we determined that the death proceeds were $300,000 as of that day (30,000 accumulation units x $10 each). Harry’s two children are the beneficiaries and are entitled to  1/2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:

Date	Beneficiary	Accumulation Unit Value	Death Claim Amount Received
July 10	Jenny	$11	15,000 x $11= $165,000
July 20	Garth	$9	15,000 x $9= $135,000

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions—Settlement Options.

Basic Death Benefit

A Basic Death Benefit is payable if the Annuitant dies before the Annuity Date. The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)	As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2)	As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.

Death Benefit Options

Any additional death benefits options must be set up at the time of application. Additional death benefit options may not be added after the Contract is in force.

Additional Death Benefits are only payable if the Annuitant dies before the Annuity Date.

Death Benefit Options are not available if any Annuitant(s) Issue Age is 74 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:

(1)	As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2)	As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)

The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated

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premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and

(2)	Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum of the amount calculated above on the Age 80 Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)	The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)	The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual administrative charges taken after that anniversary. As of a day that a partial surrender or annual administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value must be paid within five years of the owner’s death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.

Spouse Election to Continue the Contract

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:

(1)	any portion of the increase based on amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount; and

(2)	any portion of the increase based on an RP subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount

(3)	the Accumulated Value of the Contract on the Exchange Date and any excess of Death Proceeds over the Accumulated Value on that date will be transferred from the GLWB subaccount to a Subaccount investing in the same underlying portfolio without the GLWB benefit.

If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse

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will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.

If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving spouse.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death of Annuitant After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.

Surrender

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.

If you have completed an approved telephone transaction authorization form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders and may require an employer signature. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.

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When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However,

surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.

You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure would be required for:

♦	Surrender of a value of $100,000 or more;

♦	Request to send redemption proceeds to an address other than the one listed on the account;

♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;

♦	Request to make redemption proceeds payable to someone other than the current owner;

♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and

♦	Certain other transactions as determined by us.

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	Notice by telephone after completing an approved telephone transaction authorization form.

We will process your transfer request prior to the close the regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Valuation Day. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:

♦	Transfers involving the GLWB are restricted as to the timing and the type of Subaccount choice. (See GLWB Waiting Period)

THE CONTRACT

♦

The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.

♦	Transfers involving the RPA are restricted as to the timing and Subaccount choices. (See Return Protection Allocations)

♦

The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

♦	The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

♦

You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Abusive Trading Policies and Monitoring Processes

We do not allow short-term and excessive transfers and other abusive trading practices, and we do not accommodate frequent purchases and redemptions except as described below. Abusive trading by contract owners can disrupt portfolio management and increase expenses of the underlying mutual fund and thereby negatively impact the performance of the corresponding subaccount.

We have adopted the following policies to combat abusive trading practices. Several different tactics are used to reduce the frequency and effect of abusive trading within the subaccounts. We may use a combination of monitoring contract owner activity and restricting contract owner transfers. When monitoring contract owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers, and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

We may deem the transfer out of all or a substantial portion of a contract owner’s subaccount value to be abusive if the transfer is made within fifteen days after the value was transferred into that subaccount. This policy does not apply to dollar cost averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in abusive trading activity, we will request you to cease such activity immediately. If we determine that you are continuing to engage in abusive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

Although we seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Contract owners engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Contract Owners still may be subject to the harmful effects of abusive trading practices if we are unable to detect and deter such practices.

THE CONTRACT

Dollar Cost Averaging

You may choose one of two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than RP subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

You may not include the RP subaccounts, the Fixed Account or the Fixed Period Allocation as destinations for the dollar cost averaging program. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. In the application for your Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts. You may not transfer to the RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the dollar cost averaging program. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period. Dollar cost averaging from the Fixed Account may not be added after your Contract is issued.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last business day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the Subaccounts except the RP Subaccounts and the Fixed Account. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage

THE CONTRACT

must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form. To terminate the asset rebalancing program, you must provide Written Notice to us. The program will not terminate automatically by transferring your allocations to another subaccount.

Telephone and Online Transactions

You may perform certain transactions online or over the telephone if we receive proper authorization from you.

We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.

Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.

Timely Processing

We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.

♦	Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

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If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We must receive and approve any assignment request before it is effective. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.

No Beneficiary change shall take effect unless received by Thrivent Financial at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent Financial while the insured was alive. Such beneficiary change shall be null and void where Thrivent Financial has made a good faith payment of the proceeds or has taken other action before receiving the change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.

Surrender Charges
Contract Year	Percent Applied
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%

After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:

♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after

CHARGES AND DEDUCTIONS

Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

(2)	Options which involve a life income, including Option 4V or 5V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦

Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant’s total disability (according to the limitations of your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

♦

Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant’s spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

♦

Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

♦

Loss of the Annuitant’s Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of three basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

CHARGES AND DEDUCTIONS

♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

♦	Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.

As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more optional benefits. The Fee and Expense Tables set forth above list the risk charges for various optional benefits for a Contract. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25% without the GLWB Rider in effect, or a maximum of 2.50% with the GLWB Rider in effect.

If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

RPA Charge. We impose a charge for the RPA benefit as a percentage of average daily accumulated value based on the RP subaccount and allocation period you chose. This charge is in addition to the Mortality and Expense Risk charge for the Contract. The current and maximum charge for the RPA benefit is 0.75%. This charge is deducted from the Subaccount and reflected in the daily Accumulation Unit Value.

GLWB Risk Charge. We impose a charge for the GLWB Rider equal to a percentage of the average daily Accumulated Value invested in the Subaccount you chose. This charge is in addition to the Mortality and Expense Risk charge for the Contract. The current effective annual charge for the Rider is as follows, and may not be increased beyond the maximum of 1.25%. This charge is deducted from the Subaccount and reflected in the daily Accumulation Unit Value.

Chosen Subaccount	Current Annual GLWB Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge
Thrivent Moderately Aggressive Allocation Subaccount	1.25%	1.25%
Thrivent Moderate Allocation Subaccount	0.80%	1.25%
Thrivent Moderately Conservative Allocation Subaccount	0.50%	1.25%

The following are the maximum charges for a Contract with the GLWB:

	Guaranteed Maximum Mortality and Expense Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge	Total Risk Charges
Contract Years 1-7	1.25%	1.25%	2.50%
Contract Years 8+	1.15%	1.25%	2.40%

In addition, charges may include the Annual Administrative Charge for Contracts with an Accumulated Value of $15,000 or less.

Annual Administrative Charge

On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:

(1)	the Accumulated Value on that day is less than $15,000; and

(2)	the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and

CHARGES AND DEDUCTIONS

(3)	the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.

The administrative charge will be $30 or, if less, 2% of the Accumulated Value on that Contract Anniversary. It will be taken from the Contract’s interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract’s Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.

Transfer Charge

You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract’s Accumulated Value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. In general, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract

ANNUITY PROVISIONS

Anniversary on which the older Annuitant attains Age 90) or (2) seven years after the Issue Age. You may select a date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions. The new Annuity Date will generally not be extended past the Annuity Date stated in the Contract.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds under a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

♦

Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

In addition to these settlement options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

ANNUITY PROVISIONS

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate (“AIR”) and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

ANNUITY PROVISIONS

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments began prior to 2010, there is no age adjustment. If the annuity payments began during the years 2010 through 2019, the Annuitant’s Age is reduced one year. For each decade thereafter, the Annuitant’s Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant’s age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (1) x (2) x (3) where:

(1)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3)	Is a discount factor equivalent to the assumed investment rate.

The risk charge assessed against Annuity Unit Values is 1.25%.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not

GENERAL PROVISIONS

reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.

Maintenance of Solvency

This provision applies only to values in the General Account and the MVA Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

GENERAL PROVISIONS

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.

Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:

♦	Contracts used in an employer sponsored retirement plan;

♦	Contracts issued in Massachusetts (beginning January 1, 2009); and

♦	Contracts issued in Montana (beginning October 1, 1985).

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment— federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

FEDERAL TAX STATUS

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract

FEDERAL TAX STATUS

and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Beginning in 2013, income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, where a guaranteed period exists under a life income option and the Annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, the payment is includible to the extent that it exceeds the unrecovered investment in the Contract; or (2) if distributed in accordance with the existing annuity income option, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all payments thereafter are fully includible in income.

FEDERAL TAX STATUS

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the contract at the time of the transfer. In such a case, the transferee’s investment in the contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.

FEDERAL TAX STATUS

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be moved directly to a Roth IRA. This movement is called a “qualified rollover contribution.”

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading The Contracts—Surrender (Redemption) unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution

FEDERAL TAX STATUS

generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to certain Qualified Plans.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund’s shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received

VOTING RIGHTS

from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if members purchase products issued by us instead of those issued by other insurance companies. As a result, we typically have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which includes variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of contracts may help the financial

SALES AND OTHER AGREEMENTS

representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 1% to 4.00% of premiums paid into the contract. Commission rates are based upon the age of the annuitant at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative may receive asset-based compensation ranging from 0% to 0.30% of Accumulated Value, if eligible.

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the contract including for example, the creation of marketing materials and advertising; and

♦	providing services to contract owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

♦ Introduction
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account I are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.

Thrivent Variable Annuity Account I

1933 Act Registration No. 33-89488

1940 Act Registration No. 811-21111

Please send me the Statement of Additional Information (SAI) for the:

Flexible Premium Deferred Variable Annuity

(Thrivent Variable Annuity Account I)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The tables show the lowest and highest total annual variable account expense combinations. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.25% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.01	$8.53	$13.77	$12.75	$11.35	$10.00	$—	$—	$—	$—
value at end of period	$12.78	$11.01	$8.53	$13.77	$12.75	$11.35	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7,706	6,935	5,807	4,567	2,938	650	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.14	$8.69	$13.22	$12.42	$11.12	$10.00	$—	$—	$—	$—
value at end of period	$12.70	$11.14	$8.69	$13.22	$12.42	$11.12	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	27,992	24,165	21,201	17,216	9,273	1,981	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.32	$9.04	$12.66	$12.01	$10.91	$10.00	$—	$—	$—	$—
value at end of period	$12.71	$11.32	$9.04	$12.66	$12.01	$10.91	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	35,281	29,140	24,402	19,911	10,767	2,674	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.40	$9.42	$12.01	$11.52	$10.65	$10.00	$—	$—	$—	$—
value at end of period	$12.54	$11.40	$9.42	$12.01	$11.52	$10.65	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	17,378	13,033	10,517	8,508	4,260	1,321	—	—	—	—

Thrivent Partner Technology Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$10.35	$6.69	$13.12	$11.96	$11.73	$10.00	$—	$—	$—	$—
value at end of period	$12.78	$10.35	$6.69	$13.12	$11.96	$11.73	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	307	229	177	162	95	39	—	—	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.86	$8.88	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.91	$10.86	$8.88	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	322	218	114	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.07	$5.68	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.27	$8.07	$5.68	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	706	493	173	—	—	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.65	$5.59	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$12.14	$9.65	$5.59	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	603	350	64	—	—	—	—	—	—	—

Thrivent Real Estate Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.89	$7.76	$12.52	$15.24	$11.50	$10.00	$—	$—	$—	$—
value at end of period	$12.46	$9.89	$7.76	$12.52	$15.24	$11.50	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	512	484	501	488	475	233	—	—	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.72	$6.98	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.14	$7.72	$6.98	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	176	109	88	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.53	$7.91	$14.12	$13.17	$11.85	$10.00	$—	$—	$—	$—
value at end of period	$13.40	$10.53	$7.91	$14.12	$13.17	$11.85	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	358	277	206	200	129	65	—	—	—	—

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.36	$9.61	$13.34	$13.65	$11.38	$10.00	$—	$—	$—	$—
value at end of period	$15.07	$12.36	$9.61	$13.34	$13.65	$11.38	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	519	472	385	324	227	81	—	—	—	—

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.93	$8.35	$13.53	$12.91	$11.59	$10.00	$—	$—	$—	$—
value at end of period	$12.26	$9.93	$8.35	$13.53	$12.91	$11.59	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	414	448	433	468	413	150	—	—	—	—

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.80	$8.73	$12.83	$13.05	$11.52	$10.00	$—	$—	$—	$—
value at end of period	$13.43	$10.80	$8.73	$12.83	$13.05	$11.52	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	380	366	391	378	291	145	—	—	—	—

Thrivent Mid Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.56	$8.52	$15.06	$12.73	$11.87	$10.00	$—	$—	$—	$—
value at end of period	$15.89	$12.56	$8.52	$15.06	$12.73	$11.87	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	40	33	16	29	16	6	—	—	—	—

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.08	$8.78	$15.09	$12.75	$11.88	$10.00	$—	$—	$—	$—
value at end of period	$16.68	$13.08	$8.78	$15.09	$12.75	$11.88	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	595	472	321	346	182	102	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.17	$8.55	$13.33	$13.08	$11.45	$10.00	$—	$—	$—	$—
value at end of period	$13.76	$11.17	$8.55	$13.33	$13.08	$11.45	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	275	248	192	145	71	26	—	—	—	—

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.28	$8.21	$14.03	$13.45	$12.00	$10.00	$—	$—	$—	$—
value at end of period	$13.99	$11.28	$8.21	$14.03	$13.45	$12.00	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	663	654	658	679	517	194	—	—	—	—

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.40	$8.45	$13.42	$12.63	$11.65	$10.00	$—	$—	$—	$—
value at end of period	$14.18	$11.40	$8.45	$13.42	$12.63	$11.65	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	333	308	334	321	252	113	—	—	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.85	$6.04	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.80	$7.85	$6.04	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	953	600	277	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.97	$8.90	$15.30	$14.01	$11.68	$10.00	$—	$—	$—	$—
value at end of period	$11.78	$10.97	$8.90	$15.30	$14.01	$11.68	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,307	1,458	1,629	1,804	1,319	626	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.64	$6.45	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.09	$8.64	$6.45	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	127	71	40	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.87	$5.30	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.74	$7.87	$5.30	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	214	153	28	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.71	$5.53	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.05	$7.71	$5.53	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	158	131	25	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.64	$9.18	$16.27	$13.69	$12.01	$10.00	$—	$—	$—	$—
value at end of period	$13.38	$11.64	$9.18	$16.27	$13.69	$12.01	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	414	440	406	393	233	70	—	—	—	—

Thrivent Large Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.92	$7.91	$13.80	$12.00	$11.38	$10.00	$—	$—	$—	$—
value at end of period	$11.69	$10.92	$7.91	$13.80	$12.00	$11.38	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	53	51	52	62	31	16	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.05	$7.92	$13.82	$11.99	$11.37	$10.00	$—	$—	$—	$—
value at end of period	$12.09	$11.05	$7.92	$13.82	$11.99	$11.37	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,309	1,263	1,261	1,279	930	447	—	—	—	—

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.99	$7.77	$13.60	$12.60	$11.28	$10.00	$—	$—	$—	$—
value at end of period	$12.66	$10.99	$7.77	$13.60	$12.60	$11.28	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	300	271	337	362	194	90	—	—	—	—

Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.18	$8.51	$13.13	$12.70	$10.83	$10.00	$—	$—	$—	$—
value at end of period	$11.33	$10.18	$8.51	$13.13	$12.70	$10.83	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,365	1,305	1,291	1,280	980	394	—	—	—	—

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.92	$7.87	$12.79	$12.04	$10.89	$10.00	$—	$—	$—	$—
value at end of period	$10.85	$9.92	$7.87	$12.79	$12.04	$10.89	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	663	714	704	759	633	325	—	—	—	—

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.91	$7.95	$12.80	$12.32	$10.82	$10.00	$—	$—	$—	$—
value at end of period	$11.21	$9.91	$7.95	$12.80	$12.32	$10.82	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	727	739	829	856	628	331	—	—	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.05	$6.98	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.24	$8.05	$6.98	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	349	45	11	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.61	$8.82	$12.08	$11.60	$10.54	$10.00	$—	$—	$—	$—
value at end of period	$11.87	$10.61	$8.82	$12.08	$11.60	$10.54	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	263	257	297	310	220	93	—	—	—	—

Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.83	$9.05	$11.61	$11.45	$10.51	$10.00	$—	$—	$—	$—
value at end of period	$14.52	$12.83	$9.05	$11.61	$11.45	$10.51	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	963	796	596	601	469	157	—	—	—	—

Thrivent Diversified Income Plus Subaccount[1] (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.52	$8.77	$11.57	$11.83	$10.49	$10.00	$—	$—	$—	$—
value at end of period	$13.19	$11.52	$8.77	$11.57	$11.83	$10.49	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,070	656	717	836	278	36	—	—	—	—

1 Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.16	$10.18	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.91	$11.16	$10.18	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	207	68	38	—	—	—	—	—	—	—

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.36	$9.49	$10.77	$10.51	$10.10	$10.00	$—	$—	$—	$—
value at end of period	$12.52	$11.36	$9.49	$10.77	$10.51	$10.10	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,513	1,196	1,087	1,104	686	317	—	—	—	—

Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.31	$10.56	$10.78	$10.33	$10.05	$10.00	$—	$—	$—	$—
value at end of period	$12.20	$11.31	$10.56	$10.78	$10.33	$10.05	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,079	812	738	664	488	226	—	—	—	—

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.12	$9.88	$10.69	$10.41	$10.08	$10.00	$—	$—	$—	$—
value at end of period	$11.56	$11.12	$9.88	$10.69	$10.41	$10.08	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,620	1,529	942	925	771	361	—	—	—	—

Thrivent Mortgage Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.29	$10.12	$10.78	$10.39	$10.04	$10.00	$—	$—	$—	$—
value at end of period	$12.50	$11.29	$10.12	$10.78	$10.39	$10.04	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	214	164	168	189	141	72	—	—	—	—

Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.10	$1.11	$1.09	$1.05	$1.01	$1.00	$—	$—	$—	$—
value at end of period	$1.08	$1.10	$1.11	$1.09	$1.05	$1.01	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	23,412	28,303	38,851	22,128	9,642	2,665	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.90% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.68	$8.33	$13.53	$12.61	$11.30	$10.00	$—	$—	$—	$—
value at end of period	$12.31	$10.68	$8.33	$13.53	$12.61	$11.30	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	853	817	765	702	414	90	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.81	$8.49	$12.99	$12.29	$11.07	$10.00	$—	$—	$—	$—
value at end of period	$12.24	$10.81	$8.49	$12.99	$12.29	$11.07	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,106	1,955	1,812	702	1,135	320	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.99	$8.82	$12.45	$11.88	$10.86	$10.00	$—	$—	$—	$—
value at end of period	$12.25	$10.99	$8.82	$12.45	$11.88	$10.86	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,347	2,112	2,067	1,921	1,267	544	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.06	$9.20	$11.81	$11.39	$11.41	$10.00	$—	$—	$—	$—
value at end of period	$12.09	$11.06	$9.20	$11.81	$11.39	$11.41	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	790	720	675	528	456	290	—	—	—	—

Thrivent Partner Technology Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$10.04	$6.54	$12.89	$11.83	$11.67	$10.00	$—	$—	$—	$—
value at end of period	$12.31	$10.04	$6.54	$12.89	$11.83	$11.67	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	19	16	11	10	7	5	—	—	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.74	$8.84	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.71	$10.74	$8.84	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	12	8	3	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.98	$5.66	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.11	$7.98	$5.66	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	16	10	1	—	—	—	—	—	—	—

Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.55	$5.57	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.93	$9.55	$5.57	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	27	15	4	—	—	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Real Estate Securities Subaccount (April 29,2005)
Accumulation unit:
value at beginning of period	$9.60	$7.58	$12.31	$15.08	$11.45	$10.00	$—	$—	$—	$—
value at end of period	$12.01	$9.60	$7.58	$12.31	$15.08	$11.45	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	78	74	76	75	71	42	—	—	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.64	$6.95	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.00	$7.64	$6.95	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	16	5	5	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.22	$7.73	$13.87	$13.03	$11.80	$10.00	$—	$—	$—	$—
value at end of period	$12.92	$10.22	$7.73	$13.87	$13.03	$11.80	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	10	10	5	7	6	4	—	—	—	—

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.99	$9.38	$13.11	$13.50	$11.33	$10.00	$—	$—	$—	$—
value at end of period	$14.53	$11.99	$9.38	$13.11	$13.50	$11.33	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	35	28	22	26	14	5	—	—	—	—

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.63	$8.15	$13.30	$12.77	$11.54	$10.00	$—	$—	$—	$—
value at end of period	$11.82	$9.63	$8.15	$13.30	$12.77	$11.54	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	51	51	56	55	46	17	—	—	—	—

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.48	$8.52	$12.60	$12.91	$11.47	$10.00	$—	$—	$—	$—
value at end of period	$12.94	$10.48	$8.52	$12.60	$12.91	$11.47	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	17	14	19	23	17	14	—	—	—	—

Thrivent Mid Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.19	$8.32	$14.80	$12.59	$11.82	$10.00	$—	$—	$—	$—
value at end of period	$15.31	$12.19	$8.32	$14.80	$12.59	$11.82	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	12	9	8	6	4	3	—	—	—	—

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.69	$8.57	$14.83	$12.61	$11.83	$10.00	$—	$—	$—	$—
value at end of period	$16.08	$12.69	$8.57	$14.83	$12.61	$11.83	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	76	60	54	45	28	12	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.84	$8.35	$13.10	$12.94	$11.40	$10.00	$—	$—	$—	$—
value at end of period	$13.26	$10.84	$8.35	$13.10	$12.94	$11.40	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	73	50	46	38	22	2	—	—	—	—

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.94	$8.02	$13.79	$13.30	$11.95	$10.00	$—	$—	$—	$—
value at end of period	$13.48	$10.94	$8.02	$13.79	$13.30	$11.95	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	79	72	81	69	55	21	—	—	—	—

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.06	$8.25	$13.19	$12.50	$11.60	$10.00	$—	$—	$—	$—
value at end of period	$13.66	$11.06	$8.25	$13.19	$12.50	$11.60	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	60	43	47	43	21	12	—	—	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.77	$6.01	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.65	$7.77	$6.01	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	71	37	23	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.64	$8.69	$15.04	$13.86	$11.63	$10.00	$—	$—	$—	$—
value at end of period	$11.36	$10.64	$8.69	$15.04	$13.86	$11.63	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	138	131	149	149	87	36	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.54	$6.42	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.92	$8.54	$6.42	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7	2	0	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.78	$5.28	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.57	$7.78	$5.28	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	11	10	8	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.63	$5.51	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.90	$7.63	$5.51	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	6	4	2	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.29	$8.96	$15.99	$13.54	$11.95	$10.00	$—	$—	$—	$—
value at end of period	$12.89	$11.29	$8.96	$15.99	$13.54	$11.95	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	77	54	58	49	29	4	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Large Cap Growth Subaccount II (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.60	$7.73	$13.56	$11.87	$11.33	$10.00	$—	$—	$—	$—
value at end of period	$11.27	$10.60	$7.73	$13.56	$11.87	$11.33	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	6	6	7	8	4	2	—	—	—	—

Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.72	$7.73	$13.58	$11.86	$11.32	$10.00	$—	$—	$—	$—
value at end of period	$11.65	$10.72	$7.73	$13.58	$11.86	$11.32	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	124	115	108	82	57	35	—	—	—	—

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.66	$7.59	$13.37	$12.47	$11.23	$10.00	$—	$—	$—	$—
value at end of period	$12.20	$10.66	$7.59	$13.37	$12.47	$11.23	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	32	29	33	38	21	7	—	—	—	—

Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.88	$8.31	$12.90	$12.56	$10.78	$10.00	$—	$—	$—	$—
value at end of period	$10.91	$9.88	$8.31	$12.90	$12.56	$10.78	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	138	122	118	107	69	30	—	—	—	—

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.62	$7.68	$12.57	$11.91	$10.84	$10.00	$—	$—	$—	$—
value at end of period	$10.46	$9.62	$7.68	$12.57	$11.91	$10.84	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	106	99	103	96	78	36	—	—	—	—

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.61	$7.76	$12.58	$12.19	$10.77	$10.00	$—	$—	$—	$—
value at end of period	$10.81	$9.61	$7.76	$12.58	$12.19	$10.77	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	35	20	22	25	18	13	—	—	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.96	$6.95	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.08	$7.96	$6.95	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	13	6	3	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.29	$8.61	$11.87	$11.47	$10.49	$10.00	$—	$—	$—	$—
value at end of period	$11.44	$10.29	$8.61	$11.87	$11.47	$10.49	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	67	40	41	30	22	12	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.45	$8.84	$11.41	$11.32	$10.46	$10.00	$—	$—	$—	$—
value at end of period	$13.99	$12.45	$8.84	$11.41	$11.32	$10.46	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	46	36	27	29	22	13	—	—	—	—

Thrivent Diversified Income Plus Subaccount[1] (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.18	$8.56	$11.37	$11.70	$10.44	$10.00	$—	$—	$—	$—
value at end of period	$12.71	$11.18	$8.56	$11.37	$11.70	$10.44	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	42	39	37	41	12	0	—	—	—	—

Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.04	$10.14	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.71	$11.04	$10.14	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	12	8	3	—	—	—	—	—	—	—

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.02	$9.26	$10.59	$10.40	$10.05	$10.00	$—	$—	$—	$—
value at end of period	$12.07	$11.02	$9.26	$10.59	$10.40	$10.05	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	61	52	55	54	46	21	—	—	—	—

Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.97	$10.31	$10.60	$10.22	$10.01	$10.00	$—	$—	$—	$—
value at end of period	$11.76	$10.97	$10.31	$10.60	$10.22	$10.01	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	85	49	58	48	33	17	—	—	—	—

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.79	$9.64	$10.51	$10.30	$10.04	$10.00	$—	$—	$—	$—
value at end of period	$11.14	$10.79	$9.64	$10.51	$10.30	$10.04	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	101	68	63	49	37	17	—	—	—	—

Thrivent Mortgage Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.96	$9.88	$10.60	$10.27	$10.00	$10.00	$—	$—	$—	$—
value at end of period	$12.05	$10.96	$9.88	$10.60	$10.27	$10.00	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	11	9	8	7	6	6	—	—	—	—

Thrivent Money Market Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$1.07	$1.08	$1.07	$1.04	$1.01	$1.00	$—	$—	$—	$—
value at end of period	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	785	1,291	2,264	1,376	317	55	—	—	—	—

1 Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 2.50%, 2.05% and 1.75% respectively of the daily net assets of the Variable Account only.

Representing the GLWB Rider.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$8.12	$6.39	$9.79	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.15	$8.12	$6.39	$9.79	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	24,700	17,765	10,265	3,373	—	—	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$8.76	$7.03	$9.91	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$9.77	$8.76	$7.03	$9.91	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	50,001	30,479	16,169	4,319	—	—	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$9.41	$7.80	$9.98	$10.00	$—	$—	$—	$—	$—	$—
value at end of period	$10.30	$9.41	$7.80	$9.98	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	13,566	8,174	4,500	1,433	—	—	—	—	—	—

1 The GLWB Rider was first offered beginning July 9, 2007.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.10% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.09	$8.58	$13.82	$12.78	$11.36	$10.00	$—	$—	$—	$—
value at end of period	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,853	1,835	1,843	1,608	1,151	229	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.22	$8.74	$13.27	$12.45	$11.13	$10.00	$—	$—	$—	$—
value at end of period	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	5,732	5,839	5,725	5,095	3,711	870	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.40	$9.09	$12.71	$12.04	$10.92	$10.00	$—	$—	$—	$—
value at end of period	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	7,582	7,390	7,470	6,412	4,217	1,289	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.48	$9.47	$12.06	$11.55	$10.66	$10.00	$—	$—	$—	$—
value at end of period	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3,671	3,605	3,127	2,776	1,632	568	—	—	—	—

Thrivent Partner Technology Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$14.22	$9.18	$17.96	$16.35	$16.01	$15.60	$15.05	$10.05	$10.00	$—
value at end of period	$17.57	$14.22	$9.18	$17.96	$16.35	$16.01	$15.60	$15.05	$10.05	$—
number outstanding at end of period (000 omitted)	218	246	246	301	316	360	321	146	1	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.88	$8.89	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.96	$10.88	$8.89	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	70	76	61	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.09	$5.69	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.30	$8.09	$5.69	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	187	187	86	—	—	—	—	—	—	—

Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.68	$5.60	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$12.19	$9.68	$5.60	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	189	147	32	—	—	—	—	—	—	—

1 Formerly known as Thrivent Technology Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91	$10.00	$—	$—
value at end of period	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91	$—	$—
number outstanding at end of period (000 omitted)	601	754	876	1,069	1,443	1,761	1,483	572	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.74	$6.99	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.17	$7.74	$6.99	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	40	51	46	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.86	$11.15	$19.86	$18.50	$16.61	$16.16	$14.67	$10.32	$10.00	$—
value at end of period	$18.94	$14.86	$11.15	$19.86	$18.50	$16.61	$16.16	$14.67	$10.32	$—
number outstanding at end of period (000 omitted)	251	293	318	361	379	419	371	184	2	—

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05	$10.00	$—	$—
value at end of period	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05	$—	$—
number outstanding at end of period (000 omitted)	383	446	508	571	638	708	571	184	—	—

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.56	$13.07	$21.15	$20.15	$18.06	$16.78	$14.05	$10.12	$10.00	$—
value at end of period	$19.26	$15.56	$13.07	$21.15	$20.15	$18.06	$16.78	$14.05	$10.12	$—
number outstanding at end of period (000 omitted)	470	569	646	792	911	969	753	184	5	—

Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.76	$13.52	$19.83	$20.16	$17.76	$16.73	$13.86	$10.14	$10.00	$—
value at end of period	$20.86	$16.76	$13.52	$19.83	$20.16	$17.76	$16.73	$13.86	$10.14	$—
number outstanding at end of period (000 omitted)	495	586	724	874	1,014	1,156	963	470	8	—

Thrivent Mid Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$18.15	$12.29	$21.69	$18.31	$17.04	$15.49	$13.46	$9.91	$10.00	$—
value at end of period	$22.98	$18.15	$12.29	$21.69	$18.31	$17.04	$15.49	$13.46	$9.91	$—
number outstanding at end of period (000 omitted)	81	99	108	147	164	195	186	89	3	—

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.98	$12.05	$20.69	$17.44	$16.24	$14.75	$13.39	$9.96	$10.00	$—
value at end of period	$22.96	$17.98	$12.05	$20.69	$17.44	$16.24	$14.75	$13.39	$9.96	$—
number outstanding at end of period (000 omitted)	697	804	923	1,127	1,242	1,475	1,384	591	8	—

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.25	$8.60	$13.38	$13.12	$11.46	$10.00	$—	$—	$—	$—
value at end of period	$13.88	$11.25	$8.60	$13.38	$13.12	$11.46	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	88	101	107	104	69	33	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.61	$12.07	$20.60	$19.71	$17.57	$15.26	$13.16	$10.06	$10.00	$—
value at end of period	$20.63	$16.61	$12.07	$20.60	$19.71	$17.57	$15.26	$13.16	$10.06	$—
number outstanding at end of period (000 omitted)	511	614	697	854	946	991	663	377	6	—

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.90	$12.50	$19.83	$18.63	$17.16	$15.44	$13.49	$10.12	$10.00	$—
value at end of period	$21.04	$16.90	$12.50	$19.83	$18.63	$17.16	$15.44	$13.49	$10.12	$—
number outstanding at end of period (000 omitted)	529	630	781	953	1,116	1,261	983	424	4	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.87	$6.05	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.83	$7.87	$6.05	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	367	280	150	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.00	$12.96	$22.26	$20.35	$16.94	$15.06	$12.57	$10.14	$10.00	$—
value at end of period	$17.22	$16.00	$12.96	$22.26	$20.35	$16.94	$15.06	$12.57	$10.14	$—
number outstanding at end of period (000 omitted)	1,730	2,058	2,471	3,108	3,510	4,111	2,865	511	9	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.66	$6.45	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.13	$8.66	$6.45	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	18	10	5	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.89	$5.30	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.77	$7.89	$5.30	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	63	72	9	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.73	$5.54	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.09	$7.73	$5.54	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	26	47	7	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.47	$12.17	$21.55	$18.11	$15.85	$13.54	$12.05	$9.86	$10.00	$—
value at end of period	$17.80	$15.47	$12.17	$21.55	$18.11	$15.85	$13.54	$12.05	$9.86	$—
number outstanding at end of period (000 omitted)	297	350	460	546	554	539	382	186	10

Thrivent Large Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.72	$9.20	$16.02	$13.90	$13.16	$12.43	$11.68	$9.62	$10.00	$—
value at end of period	$13.63	$12.72	$9.20	$16.02	$13.90	$13.16	$12.43	$11.68	$9.62	$—
number outstanding at end of period (000 omitted)	158	206	251	302	348	400	369	236	2	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.82	$9.88	$17.22	$14.92	$14.13	$13.35	$12.54	$9.71	$10.00	$—
value at end of period	$15.13	$13.82	$9.88	$17.22	$14.92	$14.13	$13.35	$12.54	$9.71	$—
number outstanding at end of period (000 omitted)	1,964	2,339	2,834	3,416	3,795	4,350	3,197	1,203	20	—

Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.34	$10.13	$17.70	$16.38	$14.63	$13.91	$12.79	$9.87	$10.00	$—
value at end of period	$16.55	$14.34	$10.13	$17.70	$16.38	$14.63	$13.91	$12.79	$9.87	$—
number outstanding at end of period (000 omitted)	436	499	615	823	907	1,023	819	351	5	—

Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$14.14	$11.81	$18.18	$17.56	$14.95	$14.12	$12.51	$10.00	$—	$—
value at end of period	$15.75	$14.14	$11.81	$18.18	$17.56	$14.95	$14.12	$12.51	$—	$—
number outstanding at end of period (000 omitted)	1,486	1,748	2,098	2,514	2,865	3,145	2,351	1,017	—	—

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.12	$9.61	$15.59	$14.65	$13.23	$12.70	$11.84	$9.86	$10.00	$—
value at end of period	$13.29	$12.12	$9.61	$15.59	$14.65	$13.23	$12.70	$11.84	$9.86	$—
number outstanding at end of period (000 omitted)	1,892	2,298	2,742	3,307	3,859	4,572	3,984	2,242	23	—

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.16	$10.54	$16.95	$16.29	$14.28	$13.78	$12.61	$9.94	$10.00	$—
value at end of period	$14.92	$13.16	$10.54	$16.95	$16.29	$14.28	$13.78	$12.61	$9.94	$—
number outstanding at end of period (000 omitted)	1,321	1,529	1,885	2,358	2,722	3,196	2,559	1,095	12	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.07	$6.99	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.27	$8.07	$6.99	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	61	14	13	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.92	$10.73	$14.67	$14.07	$12.77	$12.42	$11.62	$10.03	$10.00	$—
value at end of period	$14.48	$12.92	$10.73	$14.67	$14.07	$12.77	$12.42	$11.62	$10.03	$—
number outstanding at end of period (000 omitted)	987	1,140	1,471	1,858	2,130	2,560	2,282	1,135	17	—

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$18.40	$12.97	$16.61	$16.34	$14.98	$14.56	$13.37	$10.56	$10.00	$—
value at end of period	$20.85	$18.40	$12.97	$16.61	$16.34	$14.98	$14.56	$13.37	$10.56	$—
number outstanding at end of period (000 omitted)	783	910	1,056	1,330	1,561	1,775	1,465	607	4	—

Thrivent Diversified Income Plus Subaccount[1] (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.23	$12.33	$16.24	$16.59	$14.69	$14.33	$13.42	$10.81	$10.00	$—
value at end of period	$18.60	$16.23	$12.33	$16.24	$16.59	$14.69	$14.33	$13.42	$10.81	$—
number outstanding at end of period (000 omitted)	442	489	593	746	695	703	778	414	1	—

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.19	$10.19	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.96	$11.19	$10.19	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	30	31	21	—	—	—	—	—	—	—

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.07	$10.89	$12.35	$12.03	$11.54	$11.41	$11.01	$10.26	$10.00	$—
value at end of period	$14.42	$13.07	$10.89	$12.35	$12.03	$11.54	$11.41	$11.01	$10.26	$—
number outstanding at end of period (000 omitted)	1,427	1,706	2,009	2,527	2,683	3,062	2,378	1,149	18	—

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.22	$11.39	$11.61	$11.11	$10.80	$10.69	$10.40	$10.15	$10.00	$—
value at end of period	$13.20	$12.22	$11.39	$11.61	$11.11	$10.80	$10.69	$10.40	$10.15	$—
number outstanding at end of period (000 omitted)	1,180	1,377	1,821	2,226	2,481	2,896	2,587	1,501	20	—

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.77	$10.44	$11.28	$10.97	$10.60	$10.52	$10.44	$10.10	$10.00	$—
value at end of period	$12.25	$11.77	$10.44	$11.28	$10.97	$10.60	$10.52	$10.44	$10.10	$—
number outstanding at end of period (000 omitted)	1,993	2,184	2,622	3,199	3,636	4,375	3,727	1,657	41	—

Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11	$10.00	$—	$—
value at end of period	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11	$—	$—
number outstanding at end of period (000 omitted)	379	416	554	729	909	1,143	968	468	—	—

Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.11	$1.11	$1.09	$1.05	$1.01	$1.00	$1.00	$1.00	$—	$—
value at end of period	$1.09	$1.11	$1.11	$1.09	$1.05	$1.01	$1.00	$1.00	$—	$—
number outstanding at end of period (000 omitted)	8,499	12,101	21,319	16,715	11,211	11,614	9,524	5,820	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.55% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.85	$8.44	$13.66	$12.69	$11.33	$10.00	$—	$—	$—	$—
value at end of period	$12.56	$10.85	$8.44	$13.66	$12.69	$11.33	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	930	1,001	971	897	539	136	—	—	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.99	$8.60	$13.11	$12.36	$11.10	$10.00	$—	$—	$—	$—
value at end of period	$12.49	$10.99	$8.60	$13.11	$12.36	$11.10	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,315	2,590	2,727	2,491	1,737	370	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.17	$8.94	$12.56	$11.95	$10.88	$10.00	$—	$—	$—	$—
value at end of period	$12.50	$11.17	$8.94	$12.56	$11.95	$10.88	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,639	2,707	2,675	2,607	1,871	577	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.24	$9.31	$11.92	$11.46	$10.63	$10.00	$—	$—	$—	$—
value at end of period	$12.33	$11.24	$9.31	$11.92	$11.46	$10.63	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,156	1,029	889	625	452	147	—	—	—	—

Thrivent Partner Technology Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$13.76	$8.93	$17.55	$16.05	$15.78	$15.45	$14.97	$10.04	$10.00	$—
value at end of period	$16.94	$13.76	$8.93	$17.55	$16.05	$15.78	$15.45	$14.97	$10.04	$—
number outstanding at end of period (000 omitted)	116	135	147	171	194	231	225	142	0	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$10.80	$8.86	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.82	$10.80	$8.86	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	19	20	15	—	—	—	—	—	—	—

Thrivent Partner Natural Resources Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.03	$5.67	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.19	$8.03	$5.67	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	43	50	31	—	—	—	—	—	—	—

Thrivent Partner Emerging Markets Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.60	$5.58	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$12.04	$9.60	$5.58	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	39	31	7	—	—	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$16.23	$12.77	$20.67	$25.24	$19.10	$17.13	$12.87	$10.00	$—	$—
value at end of period	$20.39	$16.23	$12.77	$20.67	$25.24	$19.10	$17.13	$12.87	$—	$—
number outstanding at end of period (000 omitted)	196	240	292	368	508	611	517	192	—	—

Thrivent Partner Utilities Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.69	$6.97	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.07	$7.69	$6.97	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	17	18	18	—	—	—	—	—	—	—

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.39	$10.84	$19.40	$18.16	$16.38	$16.00	$14.60	$10.31	$10.00	$—
value at end of period	$18.25	$14.39	$10.84	$19.40	$18.16	$16.38	$16.00	$14.60	$10.31	$—
number outstanding at end of period (000 omitted)	86	106	115	121	151	189	198	113	1	—

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$18.70	$14.58	$20.30	$20.83	$17.41	$16.86	$14.01	$10.00	$—	$—
value at end of period	$22.73	$18.70	$14.58	$20.30	$20.83	$17.41	$16.86	$14.01	$—	$—
number outstanding at end of period (000 omitted)	126	140	160	205	267	328	260	83	—	—

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.07	$12.71	$20.67	$19.78	$17.81	$16.62	$14.01	$10.11	$10.00	$—
value at end of period	$18.56	$15.07	$12.71	$20.67	$19.78	$17.81	$16.62	$14.01	$10.11	$—
number outstanding at end of period (000 omitted)	326	379	414	478	573	642	582	83	8	—

Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.22	$13.15	$19.38	$19.78	$17.51	$16.57	$13.78	$10.13	$10.00	$—
value at end of period	$20.11	$16.22	$13.15	$19.38	$19.78	$17.51	$16.57	$13.78	$10.13	$—
number outstanding at end of period (000 omitted)	174	195	223	286	330	410	378	230	2	—

Thrivent Mid Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.57	$11.95	$21.19	$17.97	$16.80	$15.34	$13.39	$9.90	$10.00	$—
value at end of period	$22.15	$17.57	$11.95	$21.19	$17.97	$16.80	$15.34	$13.39	$9.90	$—
number outstanding at end of period (000 omitted)	59	69	77	85	104	137	132	86	3	—

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.41	$11.72	$20.21	$17.12	$16.01	$14.61	$13.32	$9.96	$10.00	$—
value at end of period	$22.14	$17.41	$11.72	$20.21	$17.12	$16.01	$14.61	$13.32	$9.96	$—
number outstanding at end of period (000 omitted)	269	301	333	382	467	599	585	239	1	—

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.02	$8.45	$13.32	$13.02	$11.42	$10.00	$—	$—	$—	$—
value at end of period	$13.53	$11.02	$8.45	$13.22	$13.02	$11.42	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	29	29	24	40	12	8	—	—	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.08	$11.74	$20.13	$19.34	$17.32	$15.12	$13.10	$10.06	$10.00	$—
value at end of period	$19.88	$16.08	$11.74	$20.13	$19.34	$17.32	$15.12	$13.10	$10.06	$—
number outstanding at end of period (000 omitted)	312	364	413	493	593	629	534	390	7	—

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.36	$12.16	$19.38	$18.29	$16.91	$15.29	$13.42	$10.11	$10.00	$—
value at end of period	$20.28	$16.36	$12.16	$19.38	$18.29	$16.91	$15.29	$13.42	$10.11	$—
number outstanding at end of period (000 omitted)	198	239	276	351	425	508	451	234	3	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.81	$6.03	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.73	$7.81	$6.03	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	73	57	33	—	—	—	—	—	—	—

Thrivent Partner International Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.49	$12.61	$21.74	$19.98	$16.70	$14.91	$12.50	$10.13	$10.00	$—
value at end of period	$16.59	$15.49	$12.61	$21.74	$19.98	$16.70	$14.91	$12.50	$10.13	$—
number outstanding at end of period (000 omitted)	565	657	749	902	1,041	1,305	1,085	382	1	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.59	$6.43	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$10.01	$8.59	$6.43	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2	1	1	—	—	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.83	$5.29	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.66	$7.83	$5.29	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	11	5	1	—	—	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.68	$5.52	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$8.98	$7.68	$5.52	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	4	3	1	—	—	—	—	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.97	$11.84	$21.06	$17.77	$15.63	$13.41	$11.99	$9.86	$10.00	$—
value at end of period	$17.15	$14.97	$11.84	$21.06	$17.77	$15.63	$13.41	$11.99	$9.86	$—
number outstanding at end of period (000 omitted)	124	164	172	232	233	259	248	163	0	—

Thrivent Large Cap Growth Subaccount II (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.31	$8.95	$15.65	$13.65	$12.98	$12.31	$11.62	$9.62	$10.00	$—
value at end of period	$13.14	$12.31	$8.95	$15.65	$13.65	$12.98	$12.31	$11.62	$9.62	$—
number outstanding at end of period (000 omitted)	47	58	69	92	120	137	146	106	0	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.38	$9.61	$16.83	$14.64	$13.93	$13.22	$12.47	$9.71	$10.00	$—
value at end of period	$14.59	$13.38	$9.61	$16.83	$14.64	$13.93	$13.22	$12.47	$9.71	$—
number outstanding at end of period (000 omitted)	546	636	743	927	1,123	1,359	1,049	471	—	—

Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.89	$9.85	$17.29	$16.07	$14.42	$13.78	$12.73	$9.86	$10.00	$—
value at end of period	$15.95	$13.89	$9.85	$17.29	$16.07	$14.42	$13.78	$12.73	$9.86	$—
number outstanding at end of period (000 omitted)	161	187	204	253	286	342	349	190	1	—

Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$13.72	$11.51	$17.80	$17.27	$14.77	$14.02	$12.47	$10.00	$—	$—
value at end of period	$15.21	$13.72	$11.51	$17.80	$17.27	$14.77	$14.02	$12.47	$—	$—
number outstanding at end of period (000 omitted)	434	494	570	697	859	1,035	831	494	—	—

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.74	$9.34	$15.23	$14.38	$13.05	$12.58	$11.78	$9.86	$10.00	$—
value at end of period	$12.81	$11.74	$9.34	$15.23	$14.38	$13.05	$12.58	$11.78	$9.86	$—
number outstanding at end of period (000 omitted)	1,151	1,312	1,514	1,823	2,260	2,767	2,630	1,883	13	—

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.74	$10.25	$16.56	$15.99	$14.08	$13.65	$12.54	$9.93	$10.00	$—
value at end of period	$14.38	$12.74	$10.25	$16.56	$15.99	$14.08	$13.65	$12.54	$9.93	$—
number outstanding at end of period (000 omitted)	401	458	547	690	812	990	881	508	3	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.01	$6.97	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$9.16	$8.01	$6.97	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	17	8	13	—	—	—	—	—	—	—

Thrivent Balanced Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.51	$10.44	$14.34	$13.81	$12.58	$12.30	$11.56	$10.02	$10.00	$—
value at end of period	$13.96	$12.51	$10.44	$14.34	$13.81	$12.58	$12.30	$11.56	$10.02	$—
number outstanding at end of period (000 omitted)	468	471	528	714	837	1,057	1,125	708	8	—

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.82	$12.61	$16.22	$16.04	$14.77	$14.42	$13.30	$10.55	$10.00	$—
value at end of period	$20.10	$17.82	$12.61	$16.22	$16.04	$14.77	$14.42	$13.30	$10.55	$—
number outstanding at end of period (000 omitted)	216	250	287	357	459	571	476	203	1	—

Thrivent Diversified Income Plus Subaccount[1] (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.72	$11.99	$15.87	$16.28	$14.48	$14.19	$13.35	$10.81	$10.00	$—
value at end of period	$17.93	$15.72	$11.99	$15.87	$16.28	$14.48	$14.19	$13.35	$10.81	$—
number outstanding at end of period (000 omitted)	217	215	255	328	350	402	438	322	1	—

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Partner Socially Responsible Bond Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.11	$10.16	$10.00	$—	$—	$—	$—	$—	$—	$—
value at end of period	$11.82	$11.11	$10.16	$—	$—	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	18	2	2	—	—	—	—	—	—	—

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.65	$10.59	$12.07	$11.81	$11.38	$11.29	$10.95	$10.25	$10.00	$—
value at end of period	$13.90	$12.65	$10.59	$12.07	$11.81	$11.38	$11.29	$10.95	$10.25	$—
number outstanding at end of period (000 omitted)	419	497	573	725	840	978	845	498	4	—

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.83	$11.08	$11.35	$10.90	$10.65	$10.58	$10.34	$10.14	$10.00	$—
value at end of period	$12.73	$11.83	$11.08	$11.35	$10.90	$10.65	$10.58	$10.34	$10.14	$—
number outstanding at end of period (000 omitted)	413	507	601	795	931	1,101	1,087	784	15	—

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.40	$10.15	$11.02	$10.76	$10.45	$10.41	$10.38	$10.09	$10.00	$—
value at end of period	$11.81	$11.40	$10.15	$11.02	$10.76	$10.45	$10.41	$10.38	$10.09	$—
number outstanding at end of period (000 omitted)	565	616	762	958	1,089	1,253	1,173	641	47	—

Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$11.52	$10.35	$11.06	$10.69	$10.37	$10.32	$10.08	$10.00	$—	$—
value at end of period	$12.71	$11.52	$10.35	$11.06	$10.69	$10.37	$10.32	$10.08	$—	$—
number outstanding at end of period (000 omitted)	107	111	150	212	271	340	307	162	—	—

Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.07	$1.09	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00	$—	$—
value at end of period	$1.06	$1.07	$1.09	$1.07	$1.03	$1.00	$0.99	$0.99	$—	$—
number outstanding at end of period (000 omitted)	2,584	5,126	8,103	5,237	4,079	3,705	3,591	2,773	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.95% of the daily net assets of the Variable Account.

Representing the RPA and the MADB.

Year ended Dec. 31,	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.89	$8.54	$13.04	$12.32	$11.08	$10.00	$—	$—	$—	$—
value at end of period	$12.33	$10.89	$8.54	$13.04	$12.32	$11.08	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,401	884	470	409	277	118	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.06	$8.87	$12.49	$11.91	$10.87	$10.00	$—	$—	$—	$—
value at end of period	$12.34	$11.06	$8.87	$12.49	$11.91	$10.87	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,447	1,795	1,037	898	600	129	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.13	$9.25	$11.85	$11.42	$10.61	$10.00	$—	$—	$—	$—
value at end of period	$12.17	$11.13	$9.25	$11.85	$11.42	$10.61	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,617	1,023	349	234	186	92	—	—	—	—

APPENDIX B—PRIOR CONTRACT

We offered a flexible premium deferred variable annuity contract (the “Prior Contract”) (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued.

Principal Differences

The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:

♦	Surrender Charges

♦	Risk Charges

♦	Annual administrative charge

Other Differences

Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:

♦	The minimum amount that must remain after a partial surrender

♦	The restriction on transfers from a Fixed Period Allocation

♦	The minimum amount required for the initial premium

♦	The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit

♦	The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract

♦	The Guaranteed Lifetime Withdrawal Benefit is not offered with the Prior Contract

Surrender Charges

The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:

Contract Year	1	2	3	4	5	6

Percent Applied	6%	5%	4%	3%	2%	1%

Risk Charges

The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.

Annual Administrative Charge

The Prior Contract has no annual administrative charge.

APPENDIX B—PRIOR CONTRACT

Other Differences

Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.

The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.

Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.

Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.

The Contract covered by this Prospectus offers the Return Protection Allocation as an optional benefit. Under the Prior Contract, the Return Protection Allocation is offered (at different charges) by an amendment to the Prior Contract.

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT

The following tables describe the fees and expenses that you will pay when owning, making additional payments to, and surrendering the Prior Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers)	$25[2]

APPENDIX B—PRIOR CONTRACT

The next table describes the fees and expenses that you will pay periodically during the time that you own the Prior Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Separate Account Expenses as a percentage of average Contract value
Mortality & Expense Risk Charge[3]	Maximum	Current
Basic Death Benefit	1.25%	1.10%
Charges for Optional Benefits (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.10	0.10

Premium Accumulation Death Benefit (PADB)	0.25	0.25

Earnings Addition Death Benefit (EADB)	0.20	0.20

MADB and PADB	0.30	0.30

MADB and EADB	0.25	0.25

PADB and EADB	0.40	0.40

MADB and PADB and EADB	0.45	0.45

Return Protection Allocation (RPA)	0.75	0.75

MADB and RPA	0.85	0.85
Maximum Total Separate Account Expenses[4]	2.10%	1.95%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[5]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[6]
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees, and other expenses):	3.63%	0.42%

APPENDIX B—PRIOR CONTRACT

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Prior Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits7

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,070	$1,948	$2,820	$5,243
Minimum Portfolio Expenses:	$771	$1,056	$1,346	$2,452
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,070	$1,948	$2,643	$5,243
Minimum Portfolio Expenses:	$771	$1,056	$1,139	$2,452
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$532	$1,591	$2,643	$5,243
Minimum Portfolio Expenses:	$215	$664	$1,139	$2,452

APPENDIX B—PRIOR CONTRACT

Example 2: Contract with the MADB plus the RPA8

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$846	$1,287	$1,737	$3,242
Minimum Portfolio Expenses:	$835	$1,252	$1,680	$3,128
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$846	$1,287	$1,538	$3,242
Minimum Portfolio Expenses:	$835	$1,252	$1,479	$3,128
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$295	$904	$1,538	$3,242
Minimum Portfolio Expenses:	$283	$868	$1,479	$3,128

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 7 and later. The surrender charge also will be deducted if the annuity payments begin during the fist three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 The table shows the current and maximum risk charges for the Prior Contract. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Prior Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 The maximum total separate account expenses occur when both the MADB and RPA are selected as optional benefits.

5 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

6 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 1.40% to 0.40%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2010, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

7 For this example, the following assumptions are used: 0.45% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 3.63% to 0.42%.

8 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.82% to 0.70%.

Why should you consider eDelivery?

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•	It’s less expensive than mailing your documents, and because you’re part of a membership organization, the cost savings will benefit you.

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By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

• Prospectus	• Annual and semiannual reports	• Annual privacy notices

I understand and agree to the following:

•	I will receive electronic delivery of Thrivent documents designated above.
•	I will no longer receive paper copies of these documents in the mail.
•	A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email I provide. I will continue to receive any daily confirmations and Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
•	I will receive periodic emails directing me to Thrivent Financial’s website where documents will be available.
•	I will update Thrivent Financial if my email address changes.
•	I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don’t have it, I can download Reader® free from www.adobe.com)
•	This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
•	I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
•	My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to “U.S. Mail” in the Preference Center at Thrivent.com/Preferences (requires registration) or by calling 800-847-4836.

Each contract owner requesting eDelivery must complete.

Contract owner 1:	Contract owner 2:
(Please print first and last name.)	(Please print first and last name.)

Email:	Email:

Signature:	Signature:

Address (If different than above):

City: State: ZIP:

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

The variable annuity contract described herein is issued by Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

32037PR  R4-11 Contract Form W-BC-FPVA (05), W-BB-FPVA (02)

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THRIVENT VARIABLE ANNUITY ACCOUNT I

Statement of Additional Information

Dated April 30, 2011

For

Flexible Premium Deferred Variable Annuity Contract

Issued by

THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2011 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing an individual flexible premium deferred variable annuity contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

From time to time, Thrivent Financial may offer to exchange old contracts offered by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract offered in this Prospectus. No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Mgmt. retained $0.

2010	2009	2008
$57,146,787	$35,911,909	$31,487,718

STANDARD AND POOR’S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial

2

is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The consolidated balance sheets of Thrivent Financial as of December 31, 2010 and 2009, as well as the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2010, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I as of December 31, 2010 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (“Thrivent Financial”) as of December 31, 2010 and 2009, and the related consolidated statements of operations, members’ equity and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of Thrivent Financial’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of Thrivent Financial’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

February 16, 2011

Thrivent Financial for Lutherans

Consolidated Balance Sheets

As of December 31, 2010 and 2009

(in millions)

	2010	2009
Assets
Fixed maturity securities, at fair value	$35,888	$31,909
Equity securities, at fair value	954	999
Mortgage loans	7,821	7,938
Contract loans	1,275	1,263
Short-term investments	697	598
Amounts due from brokers	237	103
Other investments	2,041	1,605

Total investments	48,913	44,415

Cash and cash equivalents	1,097	1,452
Accrued investment income	421	401
Receivables	207	205
Deferred acquisition costs	1,658	2,011
Property and equipment, net	152	159
Other assets	81	76
Assets held in separate accounts	13,796	11,717

Total Assets	$66,325	$60,436

Liabilities
Future contract benefits	$16,293	$15,471
Contractholder funds	24,458	23,521
Unpaid claims and claim expenses	228	227
Amounts due to brokers	1,617	1,364
Securities lending obligation	378	215
Other liabilities	734	731
Liabilities related to separate accounts	13,796	11,717

Total Liabilities	57,504	53,246
Members’ Equity
Retained earnings	7,720	6,893
Accumulated other comprehensive income	1,101	297

Total Members’ Equity	8,821	7,190

Total Liabilities and Members’ Equity	$66,325	$60,436

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Operations

For the Years Ended December 31, 2010, 2009 and 2008

(in millions)

	2010	2009	2008
Revenues
Premiums	$1,578	$1,404	$1,355
Net investment income	2,465	2,243	2,328
Realized investment gains (losses), net	309	(186)	(484)
Contract charges	650	601	629
Other revenue	388	258	305

Total Revenues	5,390	4,320	4,133

Benefits and Expenses
Contract claims and other benefits	1,335	1,312	1,270
Increase in contract reserves	787	648	693
Interest credited	1,067	1,069	1,038
Dividends to members	314	333	329

Total benefits	3,503	3,362	3,330

Underwriting, acquisition and insurance expenses	687	578	596
Amortization of deferred acquisition costs	255	197	358
Fraternal benefits and expenses	118	170	181

Total expenses	1,060	945	1,135

Total Benefits and Expenses	4,563	4,307	4,465

Net Income (Loss)	$827	$13	$(332)

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Members’ Equity

For the Years Ended December 31, 2010, 2009 and 2008

(in millions)

	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance as of January 1, 2008	$7,212	$31	$7,243
Comprehensive income (loss):
Net loss	(332)	—	(332)
Other comprehensive loss	—	(3,063)	(3,063)

Total comprehensive loss			(3,395)

Balance as of December 31, 2008	6,880	(3,032)	3,848
Comprehensive income (loss):
Net income	13	—	13
Other comprehensive income	—	3,329	3,329

Total comprehensive income			3,342

Balance as of December 31, 2009	6,893	297	7,190
Comprehensive income (loss):
Net income	827	—	827
Other comprehensive income	—	804	804

Total comprehensive income			1,631

Balance as of December 31, 2010	$7,720	$1,101	$8,821

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2010, 2009 and 2008

(in millions)

	2010	2009	2008
Operating Activities
Net income (loss)	$827	$13	$(332)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Change in contract liabilities and accruals	796	822	882
Change in contractholder funds	685	715	579
Change in deferred acquisition costs	(42)	(66)	131
Realized investment (gains) losses, net	(309)	186	484
Changes in other assets and liabilities	25	(80)	(67)

Net Cash Provided by Operating Activities	1,982	1,590	1,677

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	9,050	5,796	5,400
Cost of fixed maturity securities acquired	(11,551)	(7,650)	(5,509)
Proceeds from sales of equity securities	2,263	2,160	2,069
Cost of equity securities acquired	(2,094)	(1,853)	(2,222)
Proceeds from mortgage loans sold, matured or repaid	713	698	925
Cost of mortgage loans acquired	(670)	(969)	(1,032)
Sales (purchases) of fixed maturity securities under mortgage roll program, net	(94)	(881)	301
Contract loans issued, net	(12)	(22)	(3)
(Purchases) sales of short-term investments, net	(99)	821	503
Change in collateral held for securities lending	163	(616)	(883)
Other, net	(258)	646	(1,077)

Net Cash Used in Investing Activities	(2,589)	(1,870)	(1,528)

Financing Activities
Universal life and investment contract receipts	2,112	2,268	2,091
Universal life and investment contract withdrawals	(1,860)	(1,666)	(1,934)

Net Cash Provided by Financing Activities	252	602	157

Net Change in Cash and Cash Equivalents	(355)	322	306
Cash and Cash Equivalents, Beginning of Year	1,452	1,130	824

Cash and Cash Equivalents, End of Year	$1,097	$1,452	$1,130

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2010, 2009 and 2008

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and banking and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Financial and its wholly owned subsidiaries and affiliated entities that are subject to consolidation, which include a stock life insurance company, a broker-dealer, a registered investment advisor, a bank, certain investment funds, a real estate development company, a transfer agent and a property and casualty insurance agency. All significant intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments

Fixed maturity securities:  Investments in fixed maturity securities are classified as either available for sale or as trading and are carried at fair value. The change in unrealized gains and losses on securities within the available-for-sale portfolio is included as a component of other comprehensive income, while the change in fair value on securities within the trading portfolio is recognized in the Consolidated Statements of Operations as a component of realized investment gains (losses). Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Equity securities:  Investments in equity securities are classified as available for sale and carried at fair value. The change in unrealized gains and losses on equity securities is included as a component of the other comprehensive income.

Mortgage loans:  Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments:  Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments have contractual maturities of 12 months or less at the time of acquisition.

Other investments:  Other investments consist primarily of equity limited partnerships, real estate joint ventures, derivative instruments and real estate. Real estate joint ventures and equity limited partnerships are valued using both the equity method and internal valuation models. Derivatives are carried at fair market value. Real estate is valued at cost plus capital expenditures less accumulated depreciation.

Loaned securities:  Securities loaned under Thrivent Financial’s securities lending agreement are included in the Consolidated Balance Sheets. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in an affiliated money market mutual fund which is included in cash and cash equivalents and in highly-liquid, highly-rated securities, which are included in equity securities, short-term investments, and cash and cash-equivalents on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheets. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary.

Mortgage dollar roll program:  Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed securities (“MBS”). MBS dollar rolls are similar to repurchase agreements, whereby Thrivent Financial sells an MBS and subsequently enters into a commitment to purchase another security at a specified later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $1,299 million and $1,218 million in the mortgage dollar roll program as of December 31, 2010 and 2009, respectively.

Unrealized investment gains and losses:  Unrealized investment gains and losses on securities classified as available for sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members’ equity.

Realized investment gains and losses:  Realized investment gains and losses on sales of securities are determined using an average cost method. Changes in fair value of fixed maturity securities within the trading portfolio are included as a component of realized investment gains and losses. Thrivent Financial periodically reviews its securities portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is other-than-temporary. Factors considered in the evaluation include the following: 1) Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security; 2) the financial condition of the issuer; 3) the near-term prospects of the issuer; 4) the length of time of the impairment; 5) the extent of the impairment; 6) Thrivent Financial’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery in the market and 7) Thrivent Financial’s intent to retain its investment in the security for a period of time sufficient to allow for any anticipated recovery in the market. Investments that are determined to be other-than-temporarily impaired are written down to fair value with the impairment included as a component of realized investment losses or other comprehensive income, as appropriate. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Cash and Cash Equivalents

Cash and cash equivalents are carried at amortized cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest-sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets, which range from 3 years for computer hardware and software to 40 years for buildings.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on daily net asset values. Operating results of the separate accounts are not included in the Consolidated Statements of Operations. While separate account liability values are not guaranteed, the variable annuity products in the separate accounts include guaranteed minimum death and living benefits. As of December 31, 2010 and 2009 an adjustment to the reserves totaling $(52) million and $78 million, respectively, has been recognized for the value to this embedded derivative.

Contract Liabilities and Accruals

Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for nonparticipating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Contract Liabilities and Accruals , continued

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long-term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

For life and certain annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue

Other revenue consists primarily of fees earned from investment advisory services performed for the Thrivent family of mutual funds and variable product investment funds.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Fraternal Benefits and Expenses, continued

such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of approximately 1,400 chapters, whose members participate in locally sponsored charitable activities.

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial’s subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense recorded by Thrivent Financial’s subsidiaries for the years ended December 31, 2010, 2009 and 2008 totaled $12 million, $1 million and $6 million, respectively. This tax expense is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statements of Operations. Thrivent Financial’s subsidiaries had a net deferred tax liability of $15 million and $9 million as of December 31, 2010 and 2009, respectively.

New Accounting Guidance

In January 2010, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for fair value measurements. The standard requires separately disclosing the amounts of significant transfers into and out of Level 1 and Level 2 fair value measurements and describes the reasons for the transfers. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2010.

In June 2009, the FASB established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2009.

In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP should be disclosed by major category. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2009.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

New Accounting Guidances, continued

In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments for fixed maturity securities. Existing guidance was amended to require the credit portion of other-than-temporary impairment to be recorded in earnings and the noncredit portion of losses to be recorded in other comprehensive income. Separate presentation of both the credit and noncredit portions of other-than-temporary impairments is required. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2009.

In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard requires enhanced disclosures about the impact of derivative instruments on financial position, financial performance and cash flows. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2009.

In December 2008, the FASB updated the accounting standards to require enhanced disclosure related to postretirement benefit plan assets, including information about inputs and techniques used to determine the fair value of plan assets. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2009.

In 2008, Thrivent Financial adopted new guidance for measuring fair value, which expanded disclosures about fair value measurements. Under this guidance, fair value is based on an exit price model, whereby value is determined based on a price that would be paid or received to settle a financial instrument. Thrivent Financial adopted the guidance for the annual reporting period beginning January 1, 2008.

Subsequent Events

Thrivent Financial evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through February 16, 2011, the date the consolidated financial statements were available to be issued.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Financial’s investment in fixed maturity securities held in the available for sale portfolio are summarized as follows (in millions):

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2010
U.S. government and agency securities	$4,782	$165	$9	$4,938
U.S. state and political subdivision securities	249	3	0	252
Securities issued by foreign governments	344	38	0	382
Corporate debt securities	21,633	1,697	110	23,220
Residential mortgage-backed securities	1,491	5	182	1,314
Commercial mortgage-backed securities	1,804	76	35	1,845
Collateralized debt obligations	4	0	0	4
Other debt obligations	1,347	95	24	1,418

Total fixed maturity securities	$31,654	$2,079	$360	$33,373

December 31, 2009
U.S. government and agency securities	$4,776	$147	$14	$4,909
U.S. state and political subdivision securities	137	1	1	137
Securities issued by foreign governments	108	12	1	119
Corporate debt securities	20,062	1,197	222	21,037
Residential mortgage-backed securities	1,795	0	384	1,411
Commercial mortgage-backed securities	1,793	9	245	1,557
Collateralized debt obligations	22	0	3	19
Other debt obligations	1,196	75	40	1,231

Total fixed maturity securities	$29,889	$1,441	$910	$30,420

Thrivent Financial maintains a trading securities portfolio to support investment strategies that involve more frequent purchases and sales of securities. The amount of fixed maturity securities in the trading portfolio as of December 31, 2010 and 2009 totaled $2,515 million and $1,489 million, respectively. Changes in the fair value of such trading securities are included as a component of realized investment gains and (losses) and totaled $82 million, ($85) million and $68 million for the years ended December 31, 2010, 2009, and 2008, respectively.

The amortized cost and fair value of fixed maturity securities in the available-for-sale portfolio by contractual maturity as of December 31, 2010 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in millions).

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

	Amortized Cost	Fair Value
Due in one year or less	$1,112	$1,138
Due after one year through five years	7,157	7,646
Due after five years through ten years	9,566	10,313
Due after ten years	13,819	14,276

Total fixed maturity securities	$31,654	$33,373

Equity Securities

The cost and fair value of Thrivent Financial’s investment in equity securities are summarized as follows (in millions):

	Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2010
Large-cap	$291	$36	$2	$325
Mid-cap	66	21	1	86
International	133	21	7	147
REITs	74	24	—	98
Preferred stock	66	8	13	61
Other	210	30	3	237

Total equity securities	$840	$140	$26	$954

December 31, 2009
Large-cap	$287	$40	$5	$322
Mid-cap	86	23	1	108
International	64	21	—	85
REITs	115	20	—	135
Preferred stock	113	6	22	97
Other	261	12	21	252

Total equity securities	$926	$122	$49	$999

Included in the equities securities balances discussed above is approximately $97 million and $93 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2010 and 2009, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Aging of Unrealized Losses

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities in the available-for-sale portfolio have been in a continuous unrealized loss position (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2010
U.S. government and agency securities	26	$710	$9	1	$—	$—
U.S. state and political subdivision securities	3	13	—	—	—	—
Securities issued by foreign governments	2	16	—	—	—	—
Corporate debt securities	409	2,335	76	42	252	34
Residential mortgage-backed securities	8	70	3	97	983	179
Commercial mortgage-backed securities	11	136	2	16	276	33
Collateralized debt obligations	—	—	—	1	3	—
Other debt obligations	37	170	3	28	107	21

Total fixed maturity securities	496	$3,450	$93	185	$1,621	$267

December 31, 2009
U.S. government and agency securities	20	$747	$14	9	$12	$—
U.S. state and political subdivision securities	5	41	1	—	—	—
Securities issued by foreign governments	3	20	1	—	—	—
Corporate debt securities	278	1,541	46	376	1,973	176
Residential mortgage-backed securities	8	46	14	129	1,351	370
Commercial mortgage-backed securities	9	136	2	66	1,144	243
Collateralized debt obligations	—	—	—	3	10	3
Other debt obligations	24	126	10	44	181	30

Total fixed maturity securities	347	$2,657	$88	627	$4,671	$822

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Aging of Unrealized Losses, continued

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position (in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2010
Large-cap	17	$51	$2	—	$—	$—
Mid-cap	14	7	1	—	—	—
International	3	67	7	—	—	—
REITs	10	1	—	—	—	—
Preferred stock	3	9	1	1	1	12
Other	78	65	3	—	—	—

Total equity securities	125	$200	$14	1	$1	$12

December 31, 2009
Large-cap	35	$45	$4	—	$—	$—
Mid-cap	32	12	1	—	—	—
International	—	—	—	—	—	—
REITs	16	4	—	—	—	—
Preferred stock	13	—	—	31	69	22
Other	110	—	22	—	—	—

Total equity securities	206	$61	$27	31	$69	$22

Thrivent Financial performs periodic evaluations of its securities in accordance with its impairment policy in order to determine whether such securities are other-than-temporarily impaired. This review includes an evaluation of each security issuer’s creditworthiness such as its ability to generate operating cash flow and remain current on all debt obligations as well as any changes in its credit ratings from third party agencies. Thrivent Financial also evaluates the severity and duration of any decline in fair value as another indicator of other-than-temporary impairment. Thrivent Financial takes into consideration the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes in evaluating the potential need to sell securities that are in an unrealized loss position but where there are no other indications of other-than-temporary impairment. Based on the investments within the available-for-sale portfolio, the asset/liability position and the market conditions that existed as of the balance sheet dates, Thrivent Financial has no pending decisions to sell any of the securities within its available-for-sale portfolio, and generally, has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value; however, if a significant change in the capital markets occurs that affects the overall risk profile of its investment strategies, Thrivent Financial may need to update its assessment of its investment holdings. If in response to changed conditions in the capital markets, Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security.

Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate and church-related properties. Such investments consist of first mortgage liens on completed income-producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31 were as follows (in millions):

	2010	2009
Commercial	$6,513	$6,562
Church	1,029	1,024
Non-commercial	361	384

	7,903	7,970
Allowance for credit losses	(82)	(32)

Total	$7,821	$7,938

Maximum loan to value ratio for loans issued during the year	79%	75%

The changes in the allowance for credit losses for the years ended December 31 were as follows (in millions):

	2010	2009	2008
Allowance for credit losses, beginning of year	$32	$11	$4
Net additions	50	21	7

Allowance for credit losses, end of year	$82	$32	$11

Thrivent Financial does not accrue interest income on impaired mortgage loans; rather, income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $1.3 million, $0.2 million and $0.2 million during the years ended December 31, 2010, 2009 and 2008, respectively.

The distribution of Thrivent Financial’s mortgage loan investments among various geographic regions of the United States as of December 31 was as follows:

	2010	2009
Geographic Region
Pacific	27%	26%
South Atlantic	18	19
West North Central	13	13
East North Central	13	13
Mountain	10	10
West South Central	8	9
Mid Atlantic	8	8
Other	3	2

Total	100%	100%

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

The distribution of Thrivent Financial’s mortgage loan investments among various property types as of December 31 was as follows:

	2010	2009
Property Type
Industrial	31%	31%
Retail	21	20
Office	19	20
Church	14	13
Apartments	5	5
Hotel/Motel	3	3
Other	7	8

Total	100%	100%

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefit features of certain variable annuity products. Thrivent Financial does not use hedge accounting treatment for any of its derivative financial instruments.

Foreign Currency Swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are valued at fair value at each reporting period, and the change in the fair value is recognized in earnings. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Credit Default Swaps

Thrivent Financial enters into credit default swaps (“CDS”) to buy loss protection from a counterparty in the event of default of a reference obligation or a reference pool of assets. The CDS swaps the credit risk of certain fixed maturity securities with the credit risk of a basket of U.S. securities and indexes.

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed living benefit features of certain variable annuity products. Cash paid for the future contract is recorded in other investments. The future contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in earnings.

Covered Written Call Options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral which it owns. The premium received for these call options is recorded as a

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

Covered Written Call Options, continued

liability at fair value at each reporting period with the change in market value recognized in earnings. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of net investment income. During the years ended 2010, 2009 and 2008, $11 million, $5 million and $8 million, respectively, was received in call premium.

Options on Convertible Bonds and Preferred Stocks

Thrivent Financial owns bonds and preferred stocks with convertible options, which are recorded as embedded derivatives. The securities are bifurcated with the option value recorded in other investments. These embedded derivatives are valued at fair value at each reporting period, and the change in fair value is recognized in earnings.

The following table summarizes the carrying values of derivative financial instruments, which equal fair values and are included in other assets on the Consolidated Balance Sheets, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):

	Assets
December 31, 2010	Carrying Value	Notional Amount	Gain/ Loss	Financial Statement Location
Credit default swaps	$—	$—	$2	Realized investment gains (losses), net
Futures	—	—	—
Foreign currency swaps	—	41	—	Realized investment gains (losses), net
Options on convertible bonds and preferred stocks	271	668	29	Realized investment gains (losses), net

Total Assets	$271	$709	$31

	Liabilities
	Carrying Value	Notional Amount	Gain/ Loss	Financial Statement Location
Call options	$(1)	$100	$3	Realized investment gains (losses), net
Futures	(5)	—	(43)	Realized investment gains (losses), net
Foreign currency swaps	(5)	47	(7)	Net Investment Income

Total Liabilities	$(11)	147	(47)

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

	Assets
December 31, 2009	Carrying Value	Notional Amount	Gain/ Loss	Financial Statement Location
Credit default swaps	$2	$22	$—	Realized investment gains (losses), net
Futures	147	149	(34)	Realized investment gains (losses), net
Options on convertible bonds and preferred stocks	263	607	103	Realized investment gains (losses), net

Total Assets	$412	$778	$69

	Liabilities
	Carrying Value	Notional Amount	Gain/ Loss	Financial Statement Location
Call options	$1	$300	$—	Realized investment gains (losses), net
Foreign currency swaps	(15)	102	—	Net investment income

Total Liabilities	$(14)	402	—

Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Loaned Securities

Elements of the securities lending program are presented below as of December 31 (in millions):

	2010	2009
Loaned securities
Carrying value	$370	$210
Fair value	370	210
Cash collateral reinvested
Carrying value	$378	$215
Fair value	378	215
Aging of cash collateral liability
Open collateral positions	$378	$215

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Investment Income

Investment income by type of investment for the years ended December 31 is summarized as follows (in millions):

	2010	2009	2008
Fixed maturity securities, available for sale	$1,743	$1,712	$1,603
Equity securities	23	33	57
Mortgage loans	505	489	498
Contract loans	90	88	87
Other invested assets	146	(45)	112

	2,507	2,277	2,357
Investment expenses	42	34	29

Net investment income	$2,465	$2,243	$2,328

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31 were as follows (in millions):

	2010	2009	2008
Net gains (losses) on sales:
Fixed maturity securities, available for sale:
Gross gains	$321	$254	$176
Gross losses	(120)	(93)	(259)
Equity securities:
Gross gains	149	193	101
Gross losses	(60)	(234)	(310)
Other	9	(40)	105

	299	80	(187)

Fixed maturity securities, trading	82	(85)	68

Provisions for losses:
Fixed maturity securities, available for sale — credit related losses	(45)	(100)	(259)
Equity securities	—	(21)	(35)
Mortgage loans and other invested assets	(27)	(60)	(71)

	(72)	(181)	(365)

Realized investment gains (losses), net	$309	$(186)	$(484)

During 2010 and 2009, Thrivent Financial recognized other-than-temporary impairments on structured securities totaling $97 million and $92 million, respectively. Based on cash flow analysis of the impaired securities, it was estimated that $41 million of the 2010 impairment was credit related and $56 million was related to other factors. It was estimated that $50 million of the 2009 impairment was credit related and $42 million was related to other factors. The credit related portion of the impairment was recognized as a realized

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Realized Investment Gains and Losses, continued

investment loss in the Consolidated Statements of Operations, while the impairment related to other factors was recognized in other comprehensive income.

The following table presents a rollforward of the cumulative amounts of other-than-temporary impairments reported in other comprehensive income (in millions):

Losses included in accumulated other comprehensive income, December 31, 2009	$	(48)
Additional impairments on securities held at beginning of year, recorded in realized loss on statement of operations		8
Recognized (gain) loss in current year		1
Change in unrealized loss on securities held at beginning of year		9
Other-than-temporary impairments recorded in other comprehensive income for additional securities		(34)

Losses included in accumulated other comprehensive income, December 31, 2010		$(64)

During 2008, Thrivent Financial purchased from its affiliated family of mutual funds securities at amortized cost of $23 million. Thrivent Financial subsequently recorded an other-than-temporary impairment of $19 million related to these securities.

Proceeds from the sale of fixed maturity securities in the available-for-sale portfolio, net of mortgage dollar roll transactions, were $6.8 billion, $5.4 billion and $4.9 billion for the years ended December 31, 2010, 2009 and 2008, respectively.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income as of December 31 are shown below (in millions):

	2010	2009
Unrealized investment gains	$1,954	$701
Unrealized investment losses on previously impaired structured securities	(64)	(48)
Deferred acquisition costs adjustment	(452)	(57)
Loss reserve adjustment	(27)	—
Deferred income taxes adjustment	(10)	(4)
Pension liability adjustment	(300)	(295)

Total	$1,101	$297

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) for the years ended December 31 were as follows (in millions):

	2010	2009	2008
Unrealized investment gains and losses arising during the period on securities available for sale	$1,482	$3,971	$(3,966)
Reclassification adjustment for realized gains and losses included in net income	(245)	(1)	586
Change in deferred acquisition costs due to unrealized investment gains and losses	(395)	(596)	520
Change in shadow loss reserve	(27)	—	—
Change in deferred income taxes due to unrealized investment gains and losses	(6)	(23)	18
Pension liability adjustment	(5)	(22)	(221)

Total other comprehensive income (loss)	$804	$3,329	$(3,063)

Note 3. Deferred Acquisition Costs

The changes in deferred acquisition costs for the years ended December 31 were as follows

(in millions):

	2010	2009	2008
Balance at beginning of year	$2,068	$2,002	$2,133
Capitalization of acquisition costs	297	261	227
Acquisition costs amortized	(255)	(195)	(358)

	2,110	2,068	2,002
Adjustment for unrealized investment gains and losses	(452)	(57)	539

Balance at end of year	$1,658	$2,011	$2,541

Note 4. Property and Equipment

The components of property and equipment as of December 31 were as follows (in millions):

	2010	2009
Buildings	$154	$152
Furniture and equipment	359	323
Other	24	17

	537	492
Accumulated depreciation	(385)	(333)

Property and equipment, net	$152	$159

Depreciation expense for the years ended December 31, 2010, 2009 and 2008, was $55 million, $53 million and $43 million, respectively.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 5. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in reserves for future policy benefits and claims liabilities for the years ended December 31 is summarized below (in millions):

	2010	2009	2008
Net balance at January 1	$587	$511	$472
Incurred related to:
Current year	258	237	214
Prior years	44	59	29

	302	296	243

Paid related to:
Current year	55	61	62
Prior years	185	159	142

	240	220	204

Net balance at December 31	$649	$587	$511

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits, which are based on historical claim payment patterns, and attempts to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year. During 2009, Thrivent Financial updated its assumptions regarding the ultimate claim termination rates associated with its long-term care business, which resulted in an increase in the claim liability of approximately $36 million.

Note 6. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 6. Reinsurance, continued

Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31 were as follows (in millions):

	2010	2009	2008
Direct premiums	$1,640	$1,460	$1,407
Reinsurance ceded	(62)	(56)	(52)

Net premiums	$1,578	$1,404	$1,355

Direct benefits	$1,364	$1,339	$1,302
Reinsurance ceded	(29)	(27)	(32)

Net contract benefits	$1,335	$1,312	$1,270

Reinsurance recoveries	$7	$7	$7

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Reinsurance recoverables on life and accident and health claims included in receivables in the Consolidated Balance Sheets as of December 31, 2010 and 2009, were $175 million and $165 million, respectively.

Four reinsurance companies account for approximately 95% of the reinsurance recoverable at December 31, 2010. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

Note 7. Fair Value of Financial Instruments

Fair Value of Financial Instruments Carried at Fair Value

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.

Fixed Maturity Securities

Fair values for fixed maturity securities are primarily based on quoted market prices in active markets, where available. These primarily include U.S. Treasury bonds.

When quoted prices are not available, we obtain a price from a third party pricing vendor. Pricing from a third party pricing vendor varies by asset class, but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events, and economic events. These primarily include corporate debt securities and asset-backed securities.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

Fixed Maturity Securities, continued

If we are unable to obtain a price from a third party pricing vendor, we may obtain a broker quote or utilize an internal pricing model specific to the asset. The internal pricing models apply practices that are standard among the industry, utilize observable market data where available and include unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. These primarily include primarily private placement debt securities and other debt obligations.

Equity Securities

The fair values for investments in equity securities are primarily based on quoted market prices in active markets.

Short-Term Investments

Short-term investments carried at fair value consist of investments in money market mutual funds. The fair value for these investments is based on quoted daily net asset value of the invested funds.

Other Investments

Other investments primarily include derivatives and private equity investments. The fair values of futures and equity options are the closing price of their actively traded exchanges. Bond options and swaps have fair values derived from broker quotes that rely on both observable and unobservable inputs. The fair values of private equity investments are valued primarily using internal valuation methodologies designed for specific asset classes utilizing both income and market based approaches where possible. Limited Partnerships are valued based on audited GAAP equity provided by the partnership’s management adjusted for subsequent cash flows.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

Assets Held in Separate Accounts

The fair values for separate account assets are based on quoted daily net asset values of the funds in which the separate accounts are invested.

The fair values of Thrivent Financial’s financial instruments carried at fair value, were as follows (in millions):

	Level 1	Level 2	Level 3	Total
Fair Value at December 31, 2010:
Fixed maturity securities:
U.S. government and agency securities	$1,295	$6,159	$3	$7,457
U.S. state and political subdivision securities	—	248	—	248
Securities issued by foreign governments	—	354	28	382
Corporate debt securities	—	18,932	4,288	23,220
Residential mortgage-backed securities	—	1,305	9	1,314
Commercial mortgage-backed securities	—	1,814	31	1,845
Collateralized debt obligations	—	—	4	4
Other debt obligations	—	1,156	262	1,418
Equity securities:
Large-cap	325	—	—	325
Mid-cap	86	—	—	86
International	—	147	—	147
REITs	98	—	—	98
Preferred stocks	—	61	—	61
Other	188	49	—	237
Short-term investments	—	207	—	207
Other investments	6	274	1,670	1,950
Assets held in separate accounts	—	13,796	—	13,796

Total	$1,998	$44,502	$6,295	$52,795

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

	Level 1	Level 2	Level 3	Total

Fair Value at December 31, 2009:
Fixed maturity securities:
U.S. government and agency securities	$936	$5,459	$—	$6,395
U.S. state and political subdivision securities	—	137	—	137
Securities issued by foreign governments	—	119	—	119
Corporate debt securities	—	16,737	4,300	21,037
Residential mortgage-backed securities	—	1,404	7	1,411
Commercial mortgage-backed securities	—	1,553	4	1,557
Collateralized debt obligations		—	19	19
Other debt obligations	—	1,093	138	1,231
Equity securities:
Large-cap	322	—	—	322
Mid-cap	108	—	—	108
International	—	85	—	85
REITs	135	—	—	135
Preferred stocks	—	97	—	97
Other	99	151	2	252
Short-term investments	—	221	—	221
Other investments	—	269	1,291	1,560
Assets held in separate accounts	—	11,717	—	11,717

Total	$1,600	$39,042	$5,761	$46,403

For those financial instruments carried on the consolidated balance sheet at fair value and whose fair value is categorized as Level 3, the following table shows the changes in fair value for the years ended December 31 (in millions):

	Balance, January 1, 2010	Realized gains and losses included in net income	Unrealized gains and losses included in other compre- hensive income	Purchases, sales and maturities, net	Transfers in and out of Level 3	Balance, December 31, 2010
Fixed maturity securities:
U.S. government and agency securities	—	—	—	(2)	5	3
U.S. state and political subdivision securities	—	—	—	—	—	—
Securities issued by foreign governments	—	—	1	—	27	28
Corporate debt securities	4,300	14	63	37	(126)	4,288
Residential mortgage-backed securities	7	2	3	(3)	—	9
Commercial mortgage-backed securities	4	—	7	(1)	21	31
Collateralized debt obligations	19	(6)	5	(15)	1	4
Other debt obligations	138	1	16	(40)	147	262
Other equity securities	2	—	—	—	(2)	—
Other investments	1,291	220	4	158	(3)	1,670

Total	$5,761	$231	$99	$134	$70	$6,295

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Carried at Fair Value, continued

Transfers in and out of Level 3 assets include transfers to and from Level 1 and Level 2 securities, as well as reclassification adjustments within the Level 3 asset categories.

Amount of gains (losses) recognized in net income attributable to the change in unrealized gains (losses) related to assets still held at December 31, 2010
Other investments	$219

Total	$219

	Balance, January 1, 2009	Realized gains and losses included in net income	Unrealized gains and losses included in other compre- hensive income	Purchases, sales and maturities, net	Transfers in and out of Level 3	Balance, December 31, 2009
Corporate debt securities	$3,755	$—	$674	$(129)	$—	$4,300
Residential mortgage-backed securities	16	(3)	(6)	—	—	7
Commercial mortgage-backed securities	3	—	1	—	—	4
Collateralized debt obligations	20	(19)	20	(2)	—	19
Other debt obligations	139	—	20	(21)	—	138
Other equity securities	1	—	—	2	(1)	2
Other investments	1,205	(97)	(24)	207	—	1,291

Total	$5,139	$(119)	$685	$57	$(1)	$5,761

Amount of gains (losses) recognized in net income attributable to the change in unrealized gains (losses) related to assets still held at December 31, 2009
Other investments	$(27)
Total	$(27)

The fair values of significant transfers of Thrivent Financial’s Level 1 and Level 2 fair value measurements were as follows:

	Level 1	Level 2
Fair Value at December 31, 2010:
Transfers into	$4	$31
Transfers out of	—	(105)

The transfers during 2010 were due to price source changes. There were no transfers during 2009.

Fair Value of Financial Instruments Not Carried at Fair Value

The following methods and assumptions were used in estimating fair value disclosures for financial instruments not carried at fair value.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Not Carried at Fair Value, continued

Mortgage Loans

The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans

The carrying amounts for these instruments approximate their fair values.

Short-Term Investments

Short-term investments not carried at fair value consist primarily of investments in commercial paper and agency notes. The carrying amounts for these investments approximate their fair values.

Other Investments

Other investments not carried at fair value include primarily investments in real estate and real estate joint ventures. The fair values are valued primarily using various market valuation techniques.

Cash and Cash Equivalents

Cash and cash equivalents consist of demand deposits, commercial paper and agency notes. The carrying amounts for these instruments approximate their fair values.

Policyholder Account Balances

The fair values for investment-type contracts, such as deferred annuities, liabilities related to separate account liabilities, supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

Liabilities Related to Separate Accounts

The carrying amounts for these instruments reflect the amounts in the separate account assets and approximate their fair values.

Other Liabilities

The fair values for other liabilities, such as interest-bearing withdrawal accounts and fixed-rate certificates of deposit, are based on current market interest rates offered for these products. Fair values for other liabilities with fixed maturities are estimated based on cash flow analysis using discount rates of similar instruments.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

Fair Value of Financial Instruments Not Carried at Fair Value, continued

The carrying values and estimated fair values of Thrivent Financial’s financial instruments not carried at fair value as of December 31 were as follows (in millions):

	2010		2009
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial Assets:
Mortgage loans	$7,821	$7,920	$7,938	$7,515
Contract loans	1,275	1,275	1,263	1,263
Short-term investments	490	490	377	377
Other investments	91	129	45	82
Cash and cash equivalents	1,097	1,097	1,452	1,452
Financial Liabilities:
Policyholder account balances	14,302	14,195	13,640	13,542
Liabilities related to separate accounts	13,796	13,796	11,717	11,717
Other liabilities	472	469	479	474

The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Note 8. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):

	Retirement Plan			Other Plans
	2010	2009	2008	2010	2009	2008
Service cost	$18	$16	$16	$3	$3	$3
Interest cost	42	42	39	8	8	7
Expected return on plan assets	(53)	(52)	(52)	—	—	—
Amortization of prior service cost	(1)	—	(1)	(1)	(1)	(1)
Other	7	—	—	3	2	1

Periodic cost	$13	$6	$2	$13	$12	$10

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

The plans’ funded status and the amounts recognized in the consolidated financial statements as of December 31 were as follows (in millions):

	Retirement Plan		Other Plans
	2010	2009	2010	2009
Change in projected benefit obligation:
Benefit obligation, beginning of year	$730	$637	$139	$125
Service cost	18	16	3	3
Interest cost	42	42	8	8
Actuarial loss (gain)	28	67	2	11
Benefits paid	(34)	(32)	(7)	(8)

Benefit obligation, end of year	784	730	145	139

Change in plan assets:
Fair value of plan assets, beginning of year	549	429	—	—
Actual return on plan assets	69	107	—	—
Employer contribution	20	45	7	8
Benefits paid	(34)	(32)	(7)	(8)

Fair value of plan assets, end of year	604	549	—	—

Funded status	$(180)	$(181)	$(145)	$(139)

Amounts recognized in accumulated other comprehensive income:
Prior Service Credit	$(3)	$(4)	$(2)	$(3)
Net Loss	255	250	50	52

Total Recognized	$252	$246	$48	$49

Accumulated benefit obligation	$737	$676	$145	$139

As of December 31, 2010 and 2009, the accumulated benefit obligation of the retirement plan and of other benefit plans exceeded the fair value of the assets. As a result, a benefit obligation liability was included in other liabilities in the Consolidated Balance Sheets.

Thrivent Financial periodically evaluates the long-term earned rate assumption taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumption used in calculating the plan’s benefit expenses and obligation.

	Retirement Plan		Other Benefits
	2010	2009	2010	2009
Weighted average assumptions at end of year:
Discount rate	5.50%	5.95%	5.50%	5.95%
Expected return on plan assets	8.50	8.50	N/A	N/A
Rate of compensation increase	3.00	3.45	N/A	N/A

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.5% in 2010, trending down to 5% in 2020. The assumed health care cost trend rates can have a significant

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

impact on the amounts reported. For example, a one-percentage point increase in the rate would increase the 2010 total service and interest cost by $1 million and the postretirement health care benefit obligation by $14 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. This subsidy has been taken into consideration in the calculation of the net periodic postretirement benefit costs and the accumulated postretirement benefit obligation.

Estimated benefit payments for the next ten years are as follows: 2011—$46 million; 2012—$48 million; 2013—$51 million; 2014—$53 million; 2015—$56 million; and 2016 to 2020—$320 million.

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Target allocations for plan assets are 60% equity securities and 40% fixed income and other securities. Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.

The fair values of the defined benefit plan by asset category as described previously in the fair value footnote are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Fair Value at December 31, 2010:
Fixed maturity securities:
U.S. government and agency securities	$62	$57	$—	$119
U.S. state and political subdivision securities	—	1	—	1
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	30	—	30
Residential mortgage-backed securities	—	5	—	5
Commercial mortgage-backed securities	—	11	—	11
Other debt obligations	—	12	—	12
Equity securities:
Large-cap	232	—	—	232
International	—	91	—	91
REITs	59	—	—	59
Preferred stocks	—	—	—	—
Other	48	—	—	48
Short-term investments	—	1	—	1
Cash and cash equivalents	—	40	—	40

Total	$401	$248	$—	$649

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

	Level 1	Level 2	Level 3	Total

Fair Value at December 31, 2009:
Fixed maturity securities:
U.S. government and agency securities	$32	$52	$—	$84
U.S. state and political subdivision securities	—	1	—	1
Securities issued by foreign governments	—	—	—	—
Corporate debt securities	—	37	—	37
Residential mortgage-backed securities	—	14	—	14
Commercial mortgage-backed securities	—	14	—	14
Other debt obligations	—	6	—	6
Equity securities:
Large-cap	223	—	—	223
International	—	86	—	86
REITs	46	—	—	46
Preferred stocks	—	2	—	2
Other	39	—	—	39
Short-term investments	—	1	—	1
Cash and cash equivalents	—	41	—	41

Total	$340	$254	$—	$594

The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities in the amount of $45 million as of both December 31, 2010 and 2009.

The minimum pension contribution required for 2010 under ERISA guidelines will be determined in 2011.

Defined Contribution Plans

Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a noncontributory plan for field employees.

For the years ended December 31, 2010, 2009 and 2008, Thrivent Financial contributed $27 million, $26 million and $24 million, respectively, to these plans.

As of December 31, 2010 and 2009 $109 million and $113 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Other Matters

Commitments and Contingent Liabilities

Litigation and Other Proceedings

Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2010, Thrivent Financial believes adequate provision has been made for any potential losses that may result from these matters.

Financial Instruments

Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financial’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans, church loans and other lines of credit at market interest rates in the amount of $71 million and $123 million as of December 31, 2010 and 2009, respectively. Commitments to purchase other invested assets were $1,472 million and $1,852 million as of December 31, 2010 and 2009, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions as defined in the agreement occur. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $8 million, $8 million and $9 million for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum aggregate rental commitments as of December 31, 2010, for operating leases were as follows: 2011 — $6 million; 2012 — $4 million; 2013 — $3 million; 2014 — $1 million; and 2015 — $0.3 million.

Thrivent Financial has rental income generated from properties acquired through default on mortgage loans held and from rental space in its corporate headquarters building. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2010 are as follows: 2011 — $8 million; 2012 — $7 million; 2013 — $6 million; 2014 — $5 million; and 2015 — $5 million.

Subsidiary Debt

Thrivent Financial holds a majority-owned subsidiary with $34 million and $37 million of long-term debt at December 31, 2010 and 2009, which is included in other liabilities on the Consolidated Balance Sheets. The debt has no recourse to Thrivent Financial, matures at various dates through 2013 and carries interest rates based on LIBOR plus a spread with a minimum interest rate floor.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results

The accompanying consolidated financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by the primary states regulating Thrivent Financial. Prescribed accounting practices are included in the National Association of Insurance Commissioner’s Accounting Practices and Procedures Manual. Permitted practices are accounting practices that may deviate from prescribed practices upon the approval of the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.

Fixed Maturity Securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Acquisition Costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract Liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-Admitted Assets

Certain assets, primarily furniture, equipment and agents’ debit balances, are charged directly to members’ equity and excluded from the Consolidated Balance Sheets.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members’ equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Consolidated Statements of Operations.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Synopsis of Statutory Financial Results, continued

Consolidation

Subsidiaries are not consolidated into the statutory results; rather, the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members’ equity.

Summarized statutory-basis financial information as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008, for Thrivent Financial is as follows (in millions):

	2010	2009	2008
Admitted assets	$59,225	$54,372	$49,470

Liabilities	$55,129	$50,245	$45,535
Surplus	4,096	4,127	3,935

Total liabilities and surplus	$59,225	$54,372	$49,470

	2010	2009	2008
Gain from operations before net realized capital gains and losses	$268	$275	$102
Net realized capital (losses) gains	(19)	(293)	(417)

Net (loss) income	249	(18)	(315)
Total other changes	(280)	210	(184)

Net change in unassigned surplus	$(31)	$192	$(499)

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account I (the Variable Account) sponsored by Thrivent Financial for Lutherans, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2010, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 18, 2011

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

December 31, 2010

	Series funds, at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total Assets
Aggressive Allocation Subaccount	$354,610,770	$—	$354,610,770
Moderately Aggressive Allocation Subaccount	$1,781,524,141	$—	$1,781,524,141
Moderate Allocation Subaccount	$2,590,101,691	$9,056	$2,590,110,747
Moderately Conservative Allocation Subaccount	$1,201,069,824	$567	$1,201,070,391
Partner Technology Subaccount	$23,443,327	$11	$23,443,338
Partner Healthcare Subaccount	$11,788,004	$—	$11,788,004
Partner Natural Resources Subaccount	$18,981,457	$—	$18,981,457
Partner Emerging Markets Subaccount	$22,136,466	$—	$22,136,466
Real Estate Securities Subaccount	$67,281,673	$—	$67,281,673
Partner Utilities Subaccount	$5,295,214	$—	$5,295,214
Partner Small Cap Growth Subaccount	$24,570,780	$13	$24,570,793
Partner Small Cap Value Subaccount	$52,598,914	$225	$52,599,139
Small Cap Stock Subaccount	$61,200,882	$383	$61,201,265
Small Cap Index Subaccount	$49,213,565	$44	$49,213,609
Mid Cap Growth II Subaccount	$11,230,885	$—	$11,230,885
Mid Cap Growth Subaccount	$84,818,152	$—	$84,818,152
Partner Mid Cap Value Subaccount	$13,436,335	$84	$13,436,419
Mid Cap Stock Subaccount	$73,259,761	$129	$73,259,890
Mid Cap Index Subaccount	$53,425,628	$106	$53,425,734
Partner Worldwide Allocation Subaccount	$29,186,717	$—	$29,186,717
Partner International Stock Subaccount	$150,047,767	$876	$150,048,643
Partner Socially Responsible Stock Subaccount	$3,160,772	$2	$3,160,774
Partner All Cap Growth Subaccount	$6,728,764	$—	$6,728,764
Partner All Cap Value Subaccount	$4,484,477	$—	$4,484,477
Partner All Cap Subaccount	$33,760,623	$52	$33,760,675
Large Cap Growth II Subaccount	$9,165,968	$—	$9,165,968
Large Cap Growth Subaccount	$139,710,421	$166	$139,710,587
Partner Growth Stock Subaccount	$35,424,134	$—	$35,424,134
Large Cap Value Subaccount	$123,883,726	$626	$123,884,352
Large Cap Stock Subaccount	$141,467,786	$987	$141,468,773
Large Cap Index Subaccount	$89,478,612	$—	$89,478,612
Equity Income Plus Subaccount	$9,892,040	$—	$9,892,040
Balanced Subaccount	$63,241,566	$—	$63,241,566
High Yield Subaccount	$89,791,975	$—	$89,791,975
Diversified Income Plus Subaccount	$63,627,655	$—	$63,627,655
Partner Socially Responsible Bond Subaccount	$6,944,004	$13	$6,944,017
Income Subaccount	$116,742,806	$575	$116,743,381
Bond Index Subaccount	$93,156,833	$755	$93,157,588
Limited Maturity Bond Subaccount	$154,257,640	$490	$154,258,130
Mortgage Securities Subaccount	$24,665,936	$55	$24,665,991
Money Market Subaccount	$92,364,132	$142	$92,364,274

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities, continued

December 31, 2010

	Payable to Thrivent Financial for annuity reserve adjustment	Total Liabilities	Net Assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net Assets	Series funds, at cost	Series funds shares owned
Aggressive Allocation Subaccount	$13	$13	$354,610,757	$354,025,140	$585,617	$354,610,757	$337,691,101	29,008,203
Moderately Aggressive Allocation Subaccount	$3,892	$3,892	$1,781,520,249	$1,779,239,006	$2,281,243	$1,781,520,249	$1,694,525,997	149,836,342
Moderate Allocation Subaccount	$—	$—	$2,590,110,747	$2,582,647,342	$7,463,405	$2,590,110,747	$2,440,209,219	219,665,824
Moderately Conservative Allocation Subaccount	$—	$—	$1,201,070,391	$1,199,460,184	$1,610,207	$1,201,070,391	$1,125,073,387	103,020,073
Partner Technology Subaccount	$—	$—	$23,443,338	$23,343,644	$99,694	$23,443,338	$20,866,839	3,295,888
Partner Healthcare Subaccount	$87	$87	$11,787,917	$11,765,268	$22,649	$11,787,917	$10,064,877	975,546
Partner Natural Resources Subaccount	$80	$80	$18,981,377	$18,915,937	$65,440	$18,981,377	$15,690,170	1,985,092
Partner Emerging Markets Subaccount	$88	$88	$22,136,378	$22,098,861	$37,517	$22,136,378	$17,013,437	1,788,328
Real Estate Securities Subaccount	$164	$164	$67,281,509	$67,031,705	$249,804	$67,281,509	$68,085,018	4,642,869
Partner Utilities Subaccount	$72	$72	$5,295,142	$5,257,143	$37,999	$5,295,142	$5,050,288	654,102
Partner Small Cap Growth Subaccount	$—	$—	$24,570,793	$24,497,225	$73,568	$24,570,793	$20,812,372	1,901,955
Partner Small Cap Value Subaccount	$—	$—	$52,599,139	$52,506,959	$92,180	$52,599,139	$43,274,621	2,759,172
Small Cap Stock Subaccount	$—	$—	$61,201,265	$61,032,827	$168,438	$61,201,265	$60,154,475	4,832,819
Small Cap Index Subaccount	$—	$—	$49,213,609	$49,110,428	$103,181	$49,213,609	$54,195,032	3,732,174
Mid Cap Growth II Subaccount	$17	$17	$11,230,868	$11,220,333	$10,535	$11,230,868	$9,959,428	1,128,459
Mid Cap Growth Subaccount	$618	$618	$84,817,534	$84,414,174	$403,360	$84,817,534	$64,626,250	4,569,009
Partner Mid Cap Value Subaccount	$—	$—	$13,436,419	$13,422,680	$13,739	$13,436,419	$11,614,537	1,003,872
Mid Cap Stock Subaccount	$—	$—	$73,259,890	$73,008,113	$251,777	$73,259,890	$65,340,215	5,978,681
Mid Cap Index Subaccount	$—	$—	$53,425,734	$53,236,853	$188,881	$53,425,734	$49,027,497	4,137,513
Partner Worldwide Allocation Subaccount	$64	$64	$29,186,653	$29,134,297	$52,356	$29,186,653	$25,416,087	3,326,955
Partner International Stock Subaccount	$—	$—	$150,048,643	$149,697,507	$351,136	$150,048,643	$165,565,309	14,059,421
Partner Socially Responsible Stock Subaccount	$—	$—	$3,160,774	$3,075,406	$85,368	$3,160,774	$2,552,945	305,324
Partner All Cap Growth Subaccount	$—	$—	$6,728,764	$6,728,764	$—	$6,728,764	$5,136,699	668,471
Partner All Cap Value Subaccount	$—	$—	$4,484,477	$4,484,477	$—	$4,484,477	$3,720,779	493,174
Partner All Cap Subaccount	$—	$—	$33,760,675	$33,548,404	$212,271	$33,760,675	$34,523,041	3,782,576
Large Cap Growth II Subaccount	$33	$33	$9,165,935	$9,152,807	$13,128	$9,165,935	$11,307,754	1,320,745
Large Cap Growth Subaccount	$—	$—	$139,710,587	$139,214,137	$496,450	$139,710,587	$117,423,055	8,240,022
Partner Growth Stock Subaccount	$23	$23	$35,424,111	$35,405,272	$18,839	$35,424,111	$32,614,385	3,058,895
Large Cap Value Subaccount	$—	$—	$123,884,352	$123,507,044	$377,308	$123,884,352	$121,580,794	11,548,776
Large Cap Stock Subaccount	$—	$—	$141,468,773	$141,097,841	$370,932	$141,468,773	$140,498,471	16,642,095
Large Cap Index Subaccount	$54	$54	$89,478,558	$89,158,751	$319,807	$89,478,558	$96,755,272	5,052,577
Equity Income Plus Subaccount	$55	$55	$9,891,985	$9,847,245	$44,740	$9,891,985	$9,244,209	1,092,005
Balanced Subaccount	$339	$339	$63,241,227	$62,943,904	$297,323	$63,241,227	$60,760,950	4,297,208
High Yield Subaccount	$462	$462	$89,791,513	$89,259,955	$531,558	$89,791,513	$88,185,203	18,660,011
Diversified Income Plus Subaccount	$538	$538	$63,627,117	$63,122,198	$504,919	$63,627,117	$60,894,040	9,431,908
Partner Socially Responsible Bond Subaccount	$—	$—	$6,944,017	$6,869,608	$74,409	$6,944,017	$7,038,210	673,215
Income Subaccount	$—	$—	$116,743,381	$116,426,360	$317,021	$116,743,381	$114,584,611	11,725,403
Bond Index Subaccount	$—	$—	$93,157,588	$92,865,080	$292,508	$93,157,588	$90,157,376	8,685,142
Limited Maturity Bond Subaccount	$—	$—	$154,258,130	$154,016,893	$241,237	$154,258,130	$154,748,463	15,737,204
Mortgage Securities Subaccount	$—	$—	$24,665,991	$24,563,677	$102,314	$24,665,991	$23,520,878	2,389,114
Money Market Subaccount	$—	$—	$92,364,274	$92,299,943	$64,331	$92,364,274	$92,364,132	92,364,132

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the Year Ended December 31, 2010

	Investment Income	Expenses
	Dividends	Mortality & expense risk charges	Administration Fee
Aggressive Allocation Subaccount	$4,583,097	$(4,194,725)	$—
Moderately Aggressive Allocation Subaccount	$34,478,573	$(20,049,609)	$(3,757,050)
Moderate Allocation Subaccount	$53,702,726	$(28,126,797)	$(5,873,965)
Moderately Conservative Allocation Subaccount	$22,424,846	$(12,293,730)	$(2,635,390)
Partner Technology Subaccount	$—	$(256,596)	$—
Partner Healthcare Subaccount	$14,956	$(134,684)	$—
Partner Natural Resources Subaccount	$12,415	$(195,008)	$—
Partner Emerging Markets Subaccount	$—	$(200,594)	$—
Real Estate Securities Subaccount	$1,771,988	$(814,000)	$—
Partner Utilities Subaccount	$96,256	$(59,905)	$—
Partner Small Cap Growth Subaccount	$—	$(264,885)	$—
Partner Small Cap Value Subaccount	$473,305	$(603,861)	$—
Small Cap Stock Subaccount	$22,933	$(721,803)	$—
Small Cap Index Subaccount	$376,231	$(565,670)	$—
Mid Cap Growth II Subaccount	$—	$(129,328)	$—
Mid Cap Growth Subaccount	$185,424	$(928,599)	$—
Partner Mid Cap Value Subaccount	$96,419	$(155,877)	$—
Mid Cap Stock Subaccount	$309,297	$(862,546)	$—
Mid Cap Index Subaccount	$520,763	$(623,769)	$—
Partner Worldwide Allocation Subaccount	$376,048	$(308,101)	$—
Partner International Stock Subaccount	$2,717,028	$(1,852,072)	$—
Partner Socially Responsible Stock Subaccount	$3,164	$(30,215)	$—
Partner All Cap Growth Subaccount	$—	$(65,888)	$—
Partner All Cap Value Subaccount	$—	$(48,762)	$—
Partner All Cap Subaccount	$225,818	$(416,035)	$—
Large Cap Growth II Subaccount	$26,397	$(114,194)	$—
Large Cap Growth Subaccount	$778,709	$(1,693,895)	$—
Partner Growth Stock Subaccount	$6,290	$(420,677)	$—
Large Cap Value Subaccount	$1,587,365	$(1,511,766)	$—
Large Cap Stock Subaccount	$1,000,323	$(1,756,890)	$—
Large Cap Index Subaccount	$1,612,493	$(1,067,666)	$—
Equity Income Plus Subaccount	$134,269	$(47,075)	$—
Balanced Subaccount	$1,615,153	$(780,524)	$—
High Yield Subaccount	$6,976,601	$(1,078,058)	$—
Diversified Income Plus Subaccount	$2,727,477	$(719,463)	$—
Partner Socially Responsible Bond Subaccount	$154,184	$(65,825)	$—
Income Subaccount	$5,708,569	$(1,438,575)	$—
Bond Index Subaccount	$2,885,321	$(1,175,615)	$—
Limited Maturity Bond Subaccount	$4,769,682	$(1,866,843)	$—
Mortgage Securities Subaccount	$821,689	$(298,953)	$—
Money Market Subaccount	$—	$(1,428,005)	$—

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations, continued

For the Year Ended December 31, 2010

	Realized and unrealized gain (loss) on investments				Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
	Net investment income (loss)	Realized gain (loss) on sale of investments	Capital Gain Distributions	Change in unrealized appreciation (depreciation) of Investments
Aggressive Allocation Subaccount	$388,372	$(2,403,598)	$2,786,326	$47,055,893	$47,438,621	$47,826,993
Moderately Aggressive Allocation Subaccount	$10,671,894	$(5,210,797)	$22,256,325	$176,787,755	$193,833,283	$204,505,177
Moderate Allocation Subaccount	$19,701,964	$(1,925,741)	$31,821,728	$205,466,079	$235,362,066	$255,064,030
Moderately Conservative Allocation Subaccount	$7,495,726	$1,271,639	$14,210,536	$69,315,897	$84,798,072	$92,293,798
Partner Technology Subaccount	$(256,596)	$(264,434)	$—	$4,907,652	$4,643,218	$4,386,622
Partner Healthcare Subaccount	$(119,728)	$193,783	$166,643	$683,095	$1,043,521	$923,793
Partner Natural Resources Subaccount	$(182,593)	$53,371	$—	$2,479,241	$2,532,612	$2,350,019
Partner Emerging Markets Subaccount	$(200,594)	$429,858	$—	$3,473,228	$3,903,086	$3,702,492
Real Estate Securities Subaccount	$957,988	$(1,630,408)	$—	$15,527,232	$13,896,824	$14,854,812
Partner Utilities Subaccount	$36,351	$(17,762)	$—	$263,731	$245,969	$282,320
Partner Small Cap Growth Subaccount	$(264,885)	$(30,026)	$—	$5,503,323	$5,473,297	$5,208,412
Partner Small Cap Value Subaccount	$(130,556)	$510,170	$—	$9,063,765	$9,573,935	$9,443,379
Small Cap Stock Subaccount	$(698,870)	$(1,790,011)	$—	$14,541,276	$12,751,265	$12,052,395
Small Cap Index Subaccount	$(189,439)	$(2,533,035)	$—	$12,758,698	$10,225,663	$10,036,224
Mid Cap Growth II Subaccount	$(129,328)	$42,266	$863,684	$1,615,082	$2,521,032	$2,391,704
Mid Cap Growth Subaccount	$(743,175)	$1,195,692	$—	$17,870,145	$19,065,837	$18,322,662
Partner Mid Cap Value Subaccount	$(59,458)	$25,117	$—	$2,491,143	$2,516,260	$2,456,802
Mid Cap Stock Subaccount	$(553,249)	$(499,691)	$—	$15,774,287	$15,274,596	$14,721,347
Mid Cap Index Subaccount	$(103,006)	$(528,590)	$—	$11,629,855	$11,101,265	$10,998,259
Partner Worldwide Allocation Subaccount	$67,947	$153,465	$—	$2,785,813	$2,939,278	$3,007,225
Partner International Stock Subaccount	$864,956	$(5,564,451)	$—	$14,545,103	$8,980,652	$9,845,608
Partner Socially Responsible Stock Subaccount	$(27,051)	$31,412	$—	$406,920	$438,332	$411,281
Partner All Cap Growth Subaccount	$(65,888)	$206,149	$—	$986,493	$1,192,642	$1,126,754
Partner All Cap Value Subaccount	$(48,762)	$58,015	$—	$594,336	$652,351	$603,589
Partner All Cap Subaccount	$(190,217)	$(1,106,313)	$—	$5,739,748	$4,633,435	$4,443,218
Large Cap Growth II Subaccount	$(87,797)	$(502,421)	$1,148,488	$13,057	$659,124	$571,327
Large Cap Growth Subaccount	$(915,186)	$1,961,097	$—	$10,767,093	$12,728,190	$11,813,004
Partner Growth Stock Subaccount	$(414,387)	$(294,874)	$—	$5,440,775	$5,145,901	$4,731,514
Large Cap Value Subaccount	$75,599	$(1,459,842)	$—	$13,897,349	$12,437,507	$12,513,106
Large Cap Stock Subaccount	$(756,567)	$(2,124,467)	$—	$15,141,745	$13,017,278	$12,260,711
Large Cap Index Subaccount	$544,827	$(3,104,822)	$—	$13,305,839	$10,201,017	$10,745,844
Equity Income Plus Subaccount	$87,194	$17,903	$—	$566,882	$584,785	$671,979
Balanced Subaccount	$834,629	$(322,200)	$419,569	$6,043,834	$6,141,203	$6,975,832
High Yield Subaccount	$5,898,543	$(304,289)	$—	$4,927,102	$4,622,813	$10,521,356
Diversified Income Plus Subaccount	$2,008,014	$(163,107)	$—	$5,752,692	$5,589,585	$7,597,599
Partner Socially Responsible Bond Subaccount	$88,359	$19,264	$216,830	$(111,174)	$124,920	$213,279
Income Subaccount	$4,269,994	$51,666	$—	$6,425,578	$6,477,244	$10,747,238
Bond Index Subaccount	$1,709,706	$491,026	$—	$4,602,987	$5,094,013	$6,803,719
Limited Maturity Bond Subaccount	$2,902,839	$(130,357)	$—	$2,777,824	$2,647,467	$5,550,306
Mortgage Securities Subaccount	$522,736	$176,721	$228,284	$1,464,820	$1,869,825	$2,392,561
Money Market Subaccount	$(1,428,005)	$—	$—	$—	$—	$(1,428,005)

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets

For the Year Ended December 31, 2010

	Increase (decrease) in net assets from operations
	Net Investment Income (loss)	Net realized gain (loss) on investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations
Aggressive Allocation Subaccount	$388,372	$382,728	$47,055,893	$47,826,993
Moderately Aggressive Allocation Subaccount	$10,671,894	$17,045,528	$176,787,755	$204,505,177
Moderate Allocation Subaccount	$19,701,964	$29,895,987	$205,466,079	$255,064,030
Moderately Conservative Allocation Subaccount	$7,495,726	$15,482,175	$69,315,897	$92,293,798
Partner Technology Subaccount	$(256,596)	$(264,434)	$4,907,652	$4,386,622
Partner Healthcare Subaccount	$(119,728)	$360,426	$683,095	$923,793
Partner Natural Resources Subaccount	$(182,593)	$53,371	$2,479,241	$2,350,019
Partner Emerging Markets Subaccount	$(200,594)	$429,858	$3,473,228	$3,702,492
Real Estate Securities Subaccount	$957,988	$(1,630,408)	$15,527,232	$14,854,812
Partner Utilities Subaccount	$36,351	$(17,762)	$263,731	$282,320
Partner Small Cap Growth Subaccount	$(264,885)	$(30,026)	$5,503,323	$5,208,412
Partner Small Cap Value Subaccount	$(130,556)	$510,170	$9,063,765	$9,443,379
Small Cap Stock Subaccount	$(698,870)	$(1,790,011)	$14,541,276	$12,052,395
Small Cap Index Subaccount	$(189,439)	$(2,533,035)	$12,758,698	$10,036,224
Mid Cap Growth II Subaccount	$(129,328)	$905,950	$1,615,082	$2,391,704
Mid Cap Growth Subaccount	$(743,175)	$1,195,692	$17,870,145	$18,322,662
Partner Mid Cap Value Subaccount	$(59,458)	$25,117	$2,491,143	$2,456,802
Mid Cap Stock Subaccount	$(553,249)	$(499,691)	$15,774,287	$14,721,347
Mid Cap Index Subaccount	$(103,006)	$(528,590)	$11,629,855	$10,998,259
Partner Worldwide Allocation Subaccount	$67,947	$153,465	$2,785,813	$3,007,225
Partner International Stock Subaccount	$864,956	$(5,564,451)	$14,545,103	$9,845,608
Partner Socially Responsible Stock Subaccount	$(27,051)	$31,412	$406,920	$411,281
Partner All Cap Growth Subaccount	$(65,888)	$206,149	$986,493	$1,126,754
Partner All Cap Value Subaccount	$(48,762)	$58,015	$594,336	$603,589
Partner All Cap Subaccount	$(190,217)	$(1,106,313)	$5,739,748	$4,443,218
Large Cap Growth II Subaccount	$(87,797)	$646,067	$13,057	$571,327
Large Cap Growth Subaccount	$(915,186)	$1,961,097	$10,767,093	$11,813,004
Partner Growth Stock Subaccount	$(414,387)	$(294,874)	$5,440,775	$4,731,514
Large Cap Value Subaccount	$75,599	$(1,459,842)	$13,897,349	$12,513,106
Large Cap Stock Subaccount	$(756,567)	$(2,124,467)	$15,141,745	$12,260,711
Large Cap Index Subaccount	$544,827	$(3,104,822)	$13,305,839	$10,745,844
Equity Income Plus Subaccount	$87,194	$17,903	$566,882	$671,979
Balanced Subaccount	$834,629	$97,369	$6,043,834	$6,975,832
High Yield Subaccount	$5,898,543	$(304,289)	$4,927,102	$10,521,356
Diversified Income Plus Subaccount	$2,008,014	$(163,107)	$5,752,692	$7,597,599
Partner Socially Responsible Bond Subaccount	$88,359	$236,094	$(111,174)	$213,279
Income Subaccount	$4,269,994	$51,666	$6,425,578	$10,747,238
Bond Index Subaccount	$1,709,706	$491,026	$4,602,987	$6,803,719
Limited Maturity Bond Subaccount	$2,902,839	$(130,357)	$2,777,824	$5,550,306
Mortgage Securities Subaccount	$522,736	$405,005	$1,464,820	$2,392,561
Money Market Subaccount	$(1,428,005)	$—	$—	$(1,428,005)

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets, continued

For the Year Ended December 31, 2010

	Increase (decrease) in net assets from contract related transactions
	Proceeds from units issued	Death benefits	Surrenders and terminations	Annuity Benefit Payments	Administrative Charges	Adjustments to annuity reserves	Transfers between subaccounts	Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Aggressive Allocation Subaccount	$40,176,188	$(458,684)	$(16,539,196)	$(41,183)	$(96,559)	$44,455	$(9,326,072)	$13,758,949	$61,585,942	$293,024,815	$354,610,757
Moderately Aggressive Allocation Subaccount	$301,758,059	$(3,161,594)	$(65,554,974)	$(166,164)	$(226,281)	$197,694	$15,485,453	$248,332,193	$452,837,370	$1,328,682,879	$1,781,520,249
Moderate Allocation Subaccount	$563,823,690	$(7,290,101)	$(102,834,127)	$(497,808)	$(165,333)	$419,151	$100,797,580	$554,253,052	$809,317,082	$1,780,793,665	$2,590,110,747
Moderately Conservative Allocation Subaccount	$321,460,341	$(4,892,505)	$(50,227,552)	$(103,772)	$(45,827)	$124,307	$114,469,534	$380,784,526	$473,078,324	$727,992,067	$1,201,070,391
Partner Technology Subaccount	$1,906,619	$(45,478)	$(1,335,306)	$(5,447)	$(1,531)	$10,312	$(1,047,677)	$(518,508)	$3,868,114	$19,575,224	$23,443,338
Partner Healthcare Subaccount	$1,908,347	$(6,048)	$(522,571)	$(2,723)	$(968)	$1,147	$1,147,344	$2,524,528	$3,448,321	$8,339,596	$11,787,917
Partner Natural Resources Subaccount	$2,639,233	$(71,555)	$(829,026)	$(3,381)	$(965)	$771	$1,773,582	$3,508,659	$5,858,678	$13,122,699	$18,981,377
Partner Emerging Markets Subaccount	$3,586,361	$(85,471)	$(967,223)	$(3,258)	$(861)	$1,077	$4,531,577	$7,062,202	$10,764,694	$11,371,684	$22,136,378
Real Estate Securities Subaccount	$3,479,193	$(294,337)	$(4,928,988)	$(44,891)	$(3,596)	$16,974	$(8,480,823)	$(10,256,468)	$4,598,344	$62,683,165	$67,281,509
Partner Utilities Subaccount	$869,803	$—	$(235,385)	$(4,018)	$(364)	$2,956	$439,594	$1,072,586	$1,354,906	$3,940,236	$5,295,142
Partner Small Cap Growth Subaccount	$1,651,229	$(97,290)	$(1,516,236)	$(3,980)	$(1,116)	$6,050	$(397,950)	$(359,293)	$4,849,119	$19,721,674	$24,570,793
Partner Small Cap Value Subaccount	$3,929,052	$(328,651)	$(3,210,548)	$(4,465)	$(2,449)	$7,493	$(2,870,486)	$(2,480,054)	$6,963,325	$45,635,814	$52,599,139
Small Cap Stock Subaccount	$2,201,480	$(210,686)	$(4,158,664)	$(11,238)	$(3,090)	$15,713	$(6,437,848)	$(8,604,333)	$3,448,062	$57,753,203	$61,201,265
Small Cap Index Subaccount	$2,574,627	$(145,949)	$(3,619,952)	$(5,573)	$(2,230)	$7,940	$(4,764,029)	$(5,955,166)	$4,081,058	$45,132,551	$49,213,609
Mid Cap Growth II Subaccount	$534,701	$(37,944)	$(918,633)	$(653)	$(308)	$1,025	$(843,658)	$(1,265,470)	$1,126,234	$10,104,634	$11,230,868
Mid Cap Growth Subaccount	$5,901,171	$(186,047)	$(5,466,139)	$(34,265)	$(3,120)	$34,863	$(3,386,714)	$(3,140,251)	$15,182,411	$69,635,123	$84,817,534
Partner Mid Cap Value Subaccount	$1,604,355	$(67,497)	$(574,944)	$(576)	$(1,150)	$307	$(719,080)	$241,415	$2,698,217	$10,738,202	$13,436,419
Mid Cap Stock Subaccount	$3,125,051	$(173,543)	$(4,930,578)	$(13,559)	$(4,024)	$23,601	$(7,342,932)	$(9,315,984)	$5,405,363	$67,854,527	$73,259,890
Mid Cap Index Subaccount	$2,929,026	$(132,269)	$(4,143,826)	$(11,261)	$(2,008)	$16,210	$(5,637,048)	$(6,981,176)	$4,017,083	$49,408,651	$53,425,734
Partner Worldwide Allocation Subaccount	$3,647,060	$(110,384)	$(1,015,635)	$(3,310)	$(1,083)	$866	$4,659,751	$7,177,265	$10,184,490	$19,002,163	$29,186,653
Partner International Stock Subaccount	$6,129,070	$(532,328)	$(11,144,495)	$(38,216)	$(8,375)	$32,761	$(16,695,423)	$(22,257,006)	$(12,411,398)	$162,460,041	$150,048,643
Partner Socially Responsible Stock Subaccount	$960,674	$—	$(82,578)	$(613)	$(197)	$2	$270,387	$1,147,675	$1,558,956	$1,601,818	$3,160,774
Partner All Cap Growth Subaccount	$866,022	$—	$(310,841)	$—	$(260)	$—	$615,882	$1,170,803	$2,297,557	$4,431,207	$6,728,764
Partner All Cap Value Subaccount	$542,570	$—	$(282,470)	$—	$(111)	$—	$432,476	$692,465	$1,296,054	$3,188,423	$4,484,477
Partner All Cap Subaccount	$1,712,624	$(38,150)	$(2,581,286)	$(15,899)	$(2,630)	$21,057	$(3,098,947)	$(4,003,231)	$439,987	$33,320,688	$33,760,675
Large Cap Growth II Subaccount	$340,535	$(18,888)	$(826,090)	$(886)	$(283)	$1,513	$(1,017,351)	$(1,521,450)	$(950,123)	$10,116,058	$9,165,935
Large Cap Growth Subaccount	$7,267,719	$(537,526)	$(10,557,981)	$(60,757)	$(6,245)	$45,337	$(12,094,522)	$(15,943,975)	$(4,130,971)	$143,841,558	$139,710,587
Partner Growth Stock Subaccount	$1,687,607	$(85,366)	$(2,751,587)	$(7,048)	$(1,058)	$1,167	$(3,381,874)	$(4,538,159)	$193,355	$35,230,756	$35,424,111
Large Cap Value Subaccount	$6,718,966	$(382,408)	$(9,906,956)	$(24,186)	$(4,971)	$29,438	$(10,398,978)	$(13,969,095)	$(1,455,989)	$125,340,341	$123,884,352
Large Cap Stock Subaccount	$5,022,260	$(462,180)	$(10,971,507)	$(26,788)	$(3,466)	$36,087	$(14,527,729)	$(20,933,323)	$(8,672,612)	$150,141,385	$141,468,773
Large Cap Index Subaccount	$4,170,402	$(482,852)	$(6,667,845)	$(20,437)	$(3,240)	$28,741	$(8,344,989)	$(11,320,220)	$(574,376)	$90,052,934	$89,478,558
Equity Income Plus Subaccount	$2,142,381	$(3,530)	$(185,042)	$(2,100)	$(113)	$2,496	$5,190,704	$7,144,796	$7,816,775	$2,075,210	$9,891,985
Balanced Subaccount	$2,936,921	$(375,515)	$(5,188,240)	$(19,540)	$(1,864)	$32,221	$(4,365,732)	$(6,981,749)	$(5,917)	$63,247,144	$63,241,227
High Yield Subaccount	$6,393,816	$(233,913)	$(6,897,586)	$(43,754)	$(3,084)	$39,649	$(4,019,970)	$(4,764,842)	$5,756,514	$84,034,999	$89,791,513
Diversified Income Plus Subaccount	$6,023,886	$(469,248)	$(3,934,084)	$(34,841)	$(2,132)	$46,903	$4,508,354	$6,138,838	$13,736,437	$49,890,680	$63,627,117
Partner Socially Responsible Bond Subaccount	$1,737,491	$(24,230)	$(246,798)	$(485)	$(141)	$13	$2,418,919	$3,884,769	$4,098,048	$2,845,969	$6,944,017
Income Subaccount	$9,267,163	$(477,375)	$(10,123,076)	$(31,112)	$(3,701)	$24,660	$182,445	$(1,160,996)	$9,586,242	$107,157,139	$116,743,381
Bond Index Subaccount	$7,797,267	$(340,907)	$(9,286,595)	$(11,179)	$(2,428)	$20,474	$1,267,139	$(556,229)	$6,247,490	$86,910,098	$93,157,588
Limited Maturity Bond Subaccount	$23,631,099	$(525,617)	$(14,675,356)	$(30,811)	$(3,560)	$20,347	$5,904,395	$14,320,497	$19,870,803	$134,387,327	$154,258,130
Mortgage Securities Subaccount	$2,136,590	$(126,034)	$(1,909,830)	$(5,127)	$(459)	$7,212	$(228,456)	$(126,104)	$2,266,457	$22,399,534	$24,665,991
Money Market Subaccount	$61,704,315	$(459,528)	$(23,574,440)	$(5,254)	$(6,907)	$4,791	$(73,783,274)	$(36,120,297)	$(37,548,302)	$129,912,576	$92,364,274
The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets, continued

December 31, 2009

	Increase (decrease) in net assets from operations
	Net Investment Income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations
Aggressive Allocation	$7,401,147	$(7,200,046)	$63,595,228	$63,796,329
Moderately Aggressive Allocation	$35,827,682	$(19,644,444)	$252,092,169	$268,275,407
Moderate Allocation	$46,601,582	$(21,108,932)	$293,444,139	$318,936,789
Moderately Conservative Allocation	$15,745,876	$(5,385,648)	$99,358,065	$109,718,293
Partner Technology	$(198,667)	$(1,355,178)	$8,352,630	$6,798,785
Partner Healthcare	$(82,719)	$9,796	$1,545,596	$1,472,673
Partner Natural Resources	$(98,629)	$(307,101)	$3,043,810	$2,638,080
Partner Emerging Markets	$(11,633)	$8,876	$2,344,111	$2,341,354
Real Estate Securities	$1,455,443	$(7,593,550)	$19,480,136	$13,342,029
Partner Utilities	$(41,719)	$(160,495)	$610,981	$408,767
Partner Small Cap Growth	$(190,444)	$(1,078,426)	$6,121,353	$4,852,483
Partner Small Cap Value	$(157,786)	$(2,848,587)	$12,792,580	$9,786,207
Small Cap Stock	$(169,815)	$(4,480,578)	$13,636,094	$8,985,701
Small Cap Index	$303,592	$1,410,253	$6,864,394	$8,578,239
Mid Cap Growth II	$(107,346)	$(555,800)	$3,919,798	$3,256,652
Mid Cap Growth	$(707,880)	$(2,399,518)	$25,902,096	$22,794,698
Partner Mid Cap Value	$(22,304)	$(705,016)	$3,082,729	$2,355,409
Mid Cap Stock	$(412,215)	$(4,122,813)	$23,416,006	$18,880,978
Mid Cap Index	$302,721	$(1,022,814)	$13,976,048	$13,255,955
Partner Worldwide Allocation	$86,982	$(267,238)	$3,769,717	$3,589,461
Partner International Stock	$1,526,924	$(13,761,847)	$42,881,219	$30,646,296
Partner Socially Responsible Stock	$(6,084)	$(19,049)	$338,467	$313,334
Partner All Cap Growth	$(27,454)	$4,772	$885,302	$862,620
Partner All Cap Value	$7,937	$(12,736)	$623,731	$618,932
Partner All Cap	$13,974	$(2,842,337)	$9,912,967	$7,084,604
Large Cap Growth II	$(60,357)	$106,325	$2,847,823	$2,893,791
Large Cap Growth	$(632,806)	$(4,343,944)	$47,370,954	$42,394,204
Partner Growth Stock	$(293,599)	$(2,720,456)	$13,776,801	$10,762,746
Large Cap Value	$647,853	$(6,634,681)	$26,053,245	$20,066,417
Large Cap Stock	$(403,675)	$(8,738,547)	$40,723,137	$31,580,915
Large Cap Index	$1,519,119	$(3,924,127)	$20,298,214	$17,893,206
Equity Income Plus	$15,482	$(72,248)	$315,648	$258,882
Balanced	$1,835,489	$(2,180,005)	$10,914,504	$10,569,988
High Yield	$5,728,138	$(3,038,167)	$22,284,146	$24,974,117
Diversified Income Plus	$2,763,491	$(2,465,404)	$11,387,069	$11,685,156
Partner Socially Responsible Bond	$47,366	$153,939	$9,513	$210,818
Income	$4,519,494	$(3,604,920)	$17,057,537	$17,972,111
Bond Index	$2,376,603	$(1,608,429)	$5,060,330	$5,828,504
Limited Maturity Bond	$3,529,039	$(3,078,025)	$13,927,374	$14,378,388
Mortgage Securities	$514,237	$(678,259)	$2,511,583	$2,347,561
Money Market	$(1,465,454)	$1	$(1)	$(1,465,454)

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets, continued

December 31, 2009

	Increase (decrease) in net assets from contract related transactions
	Proceeds from units issued	Death benefits	Surrenders and terminations	Annuity Benefit Payments	Adminis- trative Charges	Adjustments to annuity reserves	Transfers between subaccounts	Net Change in Net Assets from Unit Transactions	Net Change in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
Aggressive Allocation	$29,355,438	$(449,670)	$(11,017,644)	$(30,839)	$(85,688)	$(44,468)	$6,215,413	$23,942,542	$87,738,871	$205,285,944	$293,024,815
Moderately Aggressive Allocation	$207,834,678	$(3,227,928)	$(41,138,386)	$(119,217)	$(197,464)	$(201,585)	$41,983,817	$204,933,915	$473,209,322	$855,473,557	$1,328,682,879
Moderate Allocation	$322,813,186	$(5,014,082)	$(55,357,503)	$(328,929)	$(135,687)	$(410,095)	$88,210,298	$349,777,188	$668,713,977	$1,112,079,688	$1,780,793,665
Moderately Conservative Allocation	$141,051,963	$(3,351,011)	$(29,635,124)	$(81,255)	$(36,395)	$(123,740)	$78,827,192	$186,651,630	$296,369,923	$431,622,144	$727,992,067
Partner Technology	$950,573	$(23,424)	$(878,905)	$(4,476)	$(1,209)	$(10,301)	$118,474	$150,732	$6,949,517	$12,625,707	$19,575,224
Partner Healthcare	$1,079,137	$(30,398)	$(313,212)	$(2,255)	$(450)	$(1,234)	$1,784,318	$2,515,906	$3,988,579	$4,351,017	$8,339,596
Partner Natural Resources	$1,883,877	$(11,793)	$(544,780)	$(1,498)	$(326)	$(851)	$5,437,550	$6,762,179	$9,400,259	$3,722,440	$13,122,699
Partner Emerging Markets	$1,867,072	$(14,070)	$(378,275)	$(1,873)	$(224)	$(1,166)	$6,116,949	$7,588,413	$9,929,767	$1,441,917	$11,371,684
Real Estate Securities	$2,232,168	$(305,861)	$(3,402,130)	$(25,591)	$(3,140)	$(17,138)	$(3,963,976)	$(5,485,668)	$7,856,361	$54,826,804	$62,683,165
Partner Utilities	$556,564	$(31,143)	$(153,332)	$(3,132)	$(247)	$(3,028)	$593,087	$958,769	$1,367,536	$2,572,700	$3,940,236
Partner Small Cap Growth	$1,022,805	$(122,394)	$(1,187,975)	$(2,744)	$(993)	$(6,037)	$303,356	$6,018	$4,858,501	$14,863,173	$19,721,674
Partner Small Cap Value	$2,449,271	$(122,185)	$(2,243,519)	$(3,180)	$(2,331)	$(7,268)	$(3,127,351)	$(3,056,563)	$6,729,644	$38,906,170	$45,635,814
Small Cap Stock	$2,006,062	$(200,913)	$(3,014,577)	$(9,840)	$(3,172)	$(15,331)	$(2,760,521)	$(3,998,292)	$4,987,409	$52,765,794	$57,753,203
Small Cap Index	$1,611,509	$(128,633)	$(3,073,596)	$(3,583)	$(2,298)	$(7,896)	$(4,530,574)	$(6,135,071)	$2,443,168	$42,689,383	$45,132,551
Mid Cap Growth II	$385,163	$(53,745)	$(577,557)	$(524)	$(280)	$(1,042)	$(280,273)	$(528,258)	$2,728,394	$7,376,240	$10,104,634
Mid Cap Growth	$3,303,852	$(270,034)	$(3,643,523)	$(25,861)	$(2,668)	$(35,480)	$(1,381,903)	$(2,055,617)	$20,739,081	$48,896,042	$69,635,123
Partner Mid Cap Value	$671,593	$(15,005)	$(351,622)	$—	$(1,152)	$(223)	$365,335	$668,926	$3,024,335	$7,713,867	$10,738,202
Mid Cap Stock	$2,317,447	$(219,830)	$(3,476,843)	$(11,320)	$(4,142)	$(23,472)	$(4,181,878)	$(5,600,038)	$13,280,940	$54,573,587	$67,854,527
Mid Cap Index	$1,680,044	$(121,611)	$(3,238,992)	$(8,871)	$(1,963)	$(16,105)	$(4,997,700)	$(6,705,198)	$6,550,757	$42,857,894	$49,408,651
Partner Worldwide Allocation	$1,739,646	$(135,327)	$(674,675)	$(1,667)	$(555)	$(930)	$6,949,472	$7,875,964	$11,465,425	$7,536,738	$19,002,163
Partner International Stock	$5,451,928	$(627,661)	$(9,466,769)	$(33,711)	$(8,895)	$(31,885)	$(17,722,436)	$(22,439,429)	$8,206,867	$154,253,174	$162,460,041
Partner Socially Responsible Stock	$445,095	$—	$(5,791)	$—	$(67)	$—	$337,514	$776,751	$1,090,085	$511,733	$1,601,818
Partner All Cap Growth	$531,706	$(14,976)	$(64,972)	$—	$(45)	$—	$2,510,513	$2,962,226	$3,824,846	$606,361	$4,431,207
Partner All Cap Value	$327,881	$—	$(203,406)	$—	$(40)	$—	$1,472,381	$1,596,816	$2,215,748	$972,675	$3,188,423
Partner All Cap	$1,194,420	$(88,230)	$(2,080,096)	$(14,395)	$(2,426)	$(21,004)	$(2,180,896)	$(3,192,627)	$3,891,977	$29,428,711	$33,320,688
Large Cap Growth II	$306,215	$(53,221)	$(841,334)	$(785)	$(277)	$(1,546)	$(760,010)	$(1,350,958)	$1,542,833	$8,573,225	$10,116,058
Large Cap Growth	$5,477,054	$(663,773)	$(8,364,827)	$(51,703)	$(6,079)	$(45,171)	$(14,857,753)	$(18,512,252)	$23,881,952	$119,959,606	$143,841,558
Partner Growth Stock	$1,036,413	$(70,273)	$(1,958,926)	$(6,489)	$(1,136)	$(1,191)	$(3,749,597)	$(4,751,199)	$6,011,547	$29,219,209	$35,230,756
Large Cap Value	$4,874,661	$(579,395)	$(7,127,873)	$(19,430)	$(5,169)	$(28,812)	$(10,263,199)	$(13,149,217)	$6,917,200	$118,423,141	$125,340,341
Large Cap Stock	$5,295,412	$(840,543)	$(9,546,767)	$(24,028)	$(3,808)	$(35,100)	$(14,604,055)	$(19,758,889)	$11,822,026	$138,319,359	$150,141,385
Large Cap Index	$3,095,656	$(494,554)	$(5,408,359)	$(16,365)	$(3,445)	$(28,795)	$(10,279,183)	$(13,135,045)	$4,758,161	$85,294,773	$90,052,934
Equity Income Plus	$351,884	$—	$(58,668)	$(847)	$(21)	$(2,550)	$509,325	$799,123	$1,058,005	$1,017,205	$2,075,210
Balanced	$2,649,714	$(678,790)	$(4,226,206)	$(18,278)	$(2,084)	$(32,560)	$(7,607,270)	$(9,915,474)	$654,514	$62,592,630	$63,247,144
High Yield	$4,183,749	$(413,324)	$(5,418,588)	$(32,258)	$(2,933)	$(40,111)	$(82,890)	$(1,806,355)	$23,167,762	$60,867,237	$84,034,999
Diversified Income Plus	$1,866,663	$(322,057)	$(3,308,307)	$(28,145)	$(2,143)	$(47,441)	$(1,003,721)	$(2,845,151)	$8,840,005	$41,050,675	$49,890,680
Partner Socially Responsible Bond	$613,144	$(12,427)	$(214,250)	$—	$(62)	$—	$757,143	$1,143,548	$1,354,366	$1,491,603	$2,845,969
Income	$4,857,412	$(703,425)	$(7,692,384)	$(24,708)	$(3,680)	$(24,085)	$(8,746,115)	$(12,336,985)	$5,635,126	$101,522,013	$107,157,139
Bond Index	$3,958,671	$(535,493)	$(6,866,291)	$(8,640)$	(2,340)	$(19,718)	$(10,579,151)	$(14,052,962)	$(8,224,458)	$95,134,556	$86,910,098
Limited Maturity Bond	$7,380,336	$(573,797)	$(11,046,937)	$(30,897)	$(3,344)	$(19,857)	$819,739	$(3,474,757)	$10,903,631	$123,483,696	$134,387,327
Mortgage Securities	$810,356	$(124,877)	$(1,489,049)	$(3,956)	$(528)	$(7,157)	$(4,169,402)	$(4,984,613)	$(2,637,052)	$25,036,586	$22,399,534
Money Market	$52,316,041	$(1,228,300)	$(35,655,248)	$(4,607)	$(8,184)	$(4,649)	$(90,490,771)	$(75,075,718)	$(76,541,172)	$206,453,748	$129,912,576

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements

December 31, 2010

(1) Organization

The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 41 subaccounts, each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. —Moderately Conservative Allocation Portfolio
Partner Technology (a)	Thrivent Series Fund, Inc. — Partner Technology Portfolio
Partner Healthcare (b)	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Partner Natural Resources (b)	Thrivent Series Fund, Inc. — Partner Natural Resources Portfolio
Partner Emerging Markets (b)	Thrivent Series Fund, Inc. — Partner Emerging Markets Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Partner Utilities (b)	Thrivent Series Fund, Inc. — Partner Utilities Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth II	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio II
Mid Cap Growth	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio
Partner Mid Cap Value	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (b)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner International Stock	Thrivent Series Fund, Inc. — Partner International Stock Portfolio
Partner Socially Responsible Stock (b)	Thrivent Series Fund, Inc. — Partner Socially Responsible Stock Portfolio
Partner All Cap Growth (b)	Thrivent Series Fund, Inc. — Partner All Cap Growth Portfolio
Partner All Cap Value (b)	Thrivent Series Fund, Inc. — Partner All Cap Value Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth II	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio II
Large Cap Growth	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Equity Income Plus (b)	Thrivent Series Fund, Inc. — Equity Income Plus Portfolio
Balanced	Thrivent Series Fund, Inc. — Balanced Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Diversified Income Plus (c)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(1) Organization, continued

Subaccount	Series
Partner Socially Responsible Bond (b)	Thrivent Series Fund, Inc. — Partner Socially Responsible Bond Portfolio
Income	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio
Mortgage Securities	Thrivent Series Fund, Inc. — Mortgage Securities Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Formerly known as Technology, name change effective June 30, 2009
(b)	Since inception, April 30, 2008
(c)	High Yield II changed it’s name to Diversified Income Plus effective June 30, 2006

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) Significant Accounting Policies

Valuation of Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial’s tax status change.

Annuity Reserves

Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 2000 IAM mortality table. The reserve rate is the maximum SPIA valuation interest rate. Changes to annuity reserves are based on actual mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(2) Significant Accounting Policies, continued

Annuity Reserves, continued

the Variable Account, the excess is reimbursed to Thrivent Financial. If additional reserves are required, Thrivent Financial reimburses the Variable Account.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits. Prior to October 2005, amounts payable for death benefits were transferred to the general account upon election of the first beneficiary, pending instructions from the other beneficiaries for disbursement.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.

The fair values for separate account assets are based on quoted daily net asset values of the funds in which the separate accounts are invested. These investments have been categorized as Level 2 assets.

Subsequent Events

Management has evaluated the Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account’s financial statements.

(3) Expense Charges

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial.

No charge for sales distribution expense is deducted from premiums received.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(3) Expense Charges, continued

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first seven years the contract is in force. The surrender charge is 6% during the first contract year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% – 2.50% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95%. An administrative charge equivalent to an annual rate of 0.75% is charged for contracts that have the return protection allocation (RPA) benefit.

	Current	Maximum
Mortality and Expense Risk Charge 2002 Series
With Basic Death Benefit only	1.10	1.25
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit only & Return Protection Allocation (RPA)	1.85	2.00
With MADB and RPA	1.95	2.10

	Years 1-7	After 7 years
Mortality and Expense Risk Charge 2005 Series
With Basic Death Benefit only	1.25	1.15
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit only & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB	1.75 - 2.50	1.65 - 2.40

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(3) Expense Charges, continued

Additionally, during the year ended December 31, 2010, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as shown below. These fees are paid at the Fund level.

Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%
Moderately Aggressive Allocation	0.15%
Moderate Allocation	0.15%
Moderately Conservative Allocation	0.15%
Partner Technology	0.75%
Partner Healthcare	0.95%
Partner Natural Resources	0.75%
Partner Emerging Markets	1.20%
Real Estate Securities	0.80%
Partner Utilities	0.75%
Partner Small Cap Growth	1.00%
Partner Small Cap Value	0.80%
Small Cap Stock	0.70%
Small Cap Index	0.35%
Mid Cap Growth II	0.90%
Mid Cap Growth	0.40%
Partner Mid Cap Value	0.75%
Mid Cap Stock	0.70%
Mid Cap Index	0.35%
Partner Worldwide Allocation	0.90%
Partner International Stock	0.85%
Partner Socially Responsible Stock	0.80%
Partner All Cap Growth	0.95%
Partner All Cap Value	0.75%
Partner All Cap	0.95%
Large Cap Growth II	0.80%
Large Cap Growth	0.40%
Partner Growth Stock	0.80%
Large Cap Value	0.60%
Large Cap Stock	0.65%
Large Cap Index	0.35%
Equity Income Plus	0.65%
Balanced	0.35%
High Yield	0.40%
Diversified Income Plus	0.40%
Partner Socially Responsible Bond	0.70%
Income	0.40%
Bond Index	0.35%
Limited Maturity Bond	0.40%
Mortgage Securities	0.50%
Money Market	0.40%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity

Transactions in units (including transfers among subaccounts) were as follows:

	Aggressive Allocation	Moderately Aggressive Allocation	Moderate Allocation	Moderately Conservative Allocation	Partner Technology	Partner Healthcare
Units Outstanding at December 31, 2008	24,106,950	101,408,705	126,896,948	46,790,168	1,489,577	488,047
Units Issued	8,492,079	45,570,620	69,459,403	33,627,179	1,194,739	693,815
Units Redeemed	(5,895,817)	(22,225,941)	(31,252,441)	(14,545,464)	(1,163,963)	(414,706)

Units Outstanding at December 31, 2009	26,703,212	124,753,384	165,103,910	65,871,883	1,520,353	767,156
Units Issued	7,659,701	50,859,895	92,595,796	54,476,304	1,252,316	688,621
Units Redeemed	(6,491,953)	(27,148,608)	(40,548,680)	(20,756,755)	(1,265,487)	(466,242)

Units Outstanding at December 31, 2010	27,870,960	148,464,671	217,151,026	99,591,432	1,507,182	989,535

	Partner Natural Resources	Partner Emerging Markets	Real Estate Securities	Partner Utilities	Partner Small Cap Growth	Partner Small Cap Value
Units Outstanding at December 31, 2008	653,050	255,429	4,782,413	365,797	1,457,403	2,947,092
Units Issued	1,660,617	1,303,165	2,955,083	413,681	1,163,517	1,935,971
Units Redeemed	(687,096)	(381,355)	(3,411,119)	(272,853)	(1,134,691)	(2,135,613)

Units Outstanding at December 31, 2009	1,626,571	1,177,239	4,326,377	506,625	1,486,229	2,747,450
Units Issued	1,494,285	1,540,236	2,543,676	444,726	1,188,593	1,848,847
Units Redeemed	(1,076,198)	(893,731)	(3,082,834)	(303,704)	(1,187,549)	(1,938,095)

Units Outstanding at December 31, 2010	2,044,658	1,823,744	3,787,219	647,647	1,487,273	2,658,202

	Small Cap Stock	Small Cap Index	Mid Cap Growth II	Mid Cap Growth	Partner Mid Cap Value	Mid Cap Stock
Units Outstanding at December 31, 2008	4,533,660	3,471,496	628,021	4,288,220	905,086	5,085,748
Units Issued	2,736,255	1,856,967	340,901	2,589,197	664,796	2,721,418
Units Redeemed	(3,073,635)	(2,342,360)	(372,595)	(2,695,319)	(604,983)	(3,171,377)

Units Outstanding at December 31, 2009	4,196,280	2,986,103	596,327	4,182,098	964,899	4,635,789
Units Issued	2,355,945	1,811,196	338,862	2,610,220	698,102	2,268,081
Units Redeemed	(2,921,902)	(2,134,485)	(405,307)	(2,708,947)	(681,630)	(2,819,641)

Units Outstanding at December 31, 2010	3,630,323	2,662,814	529,882	4,083,371	981,371	4,084,229

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Mid Cap Index	Partner Worldwide Allocation	Partner International Stock	Partner Socially Responsible Stock	Partner All Cap Growth	Partner All Cap Value
Units Outstanding at December 31, 2008	3,698,109	1,245,979	13,188,855	79,404	114,539	175,952
Units Issued	1,892,375	2,124,699	7,422,319	167,896	599,334	380,150
Units Redeemed	(2,418,044)	(951,132)	(9,324,284)	(61,573)	(149,909)	(142,316)

Units Outstanding at December 31, 2009	3,172,440	2,419,546	11,286,890	185,727	563,964	413,786
Units Issued	1,742,303	2,542,367	7,067,398	254,722	583,257	370,791
Units Redeemed	(2,108,362)	(1,645,796)	(8,605,873)	(134,984)	(454,790)	(288,174)

Units Outstanding at December 31, 2010	2,806,381	3,316,117	9,748,415	305,465	692,431	496,403

	Partner All Cap	Large Cap Growth II	Large Cap Growth	Partner Growth Stock	Large Cap Value	Large Cap Stock
Units Outstanding at December 31, 2008	2,666,623	954,832	12,784,234	3,081,140	10,951,199	14,848,721
Units Issued	1,098,105	516,046	6,813,984	1,540,928	6,221,130	8,238,952
Units Redeemed	(1,352,450)	(652,040)	(8,574,130)	(1,994,180)	(7,402,864)	(10,268,333)

Units Outstanding at December 31, 2009	2,412,278	818,838	11,024,088	2,627,888	9,769,465	12,819,340
Units Issued	1,195,320	442,125	6,362,624	1,478,863	5,967,111	7,307,322
Units Redeemed	(1,463,335)	(565,610)	(7,531,010)	(1,795,987)	(6,960,259)	(9,062,946)

Units Outstanding at December 31, 2010	2,144,263	695,353	9,855,702	2,310,764	8,776,317	11,063,716

	Large Cap Index	Equity Income Plus	Balanced	High Yield	Diversified Income Plus	Partner Socially Responsible Bond
Units Outstanding at December 31, 2008	8,552,395	145,767	5,986,006	5,146,961	3,779,157	146,589
Units Issued	4,603,522	235,246	2,080,449	3,378,311	2,039,220	244,876
Units Redeemed	(5,907,637)	(125,274)	(3,027,036)	(3,378,674)	(2,274,763)	(136,102)

Units Outstanding at December 31, 2009	7,248,280	255,739	5,039,419	5,146,598	3,543,614	255,363
Units Issued	4,302,173	980,880	2,340,419	3,057,945	2,933,137	497,017
Units Redeemed	(5,147,728)	(168,584)	(2,850,336)	(3,236,473)	(2,395,524)	(174,321)

Units Outstanding at December 31, 2010	6,402,725	1,068,035	4,529,502	4,968,070	4,081,227	578,059

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(4) Unit Activity, continued

	Income	Bond Index	Limited Maturity Bond	Mortgage Securities	Money Market
Units Outstanding at December 31, 2008	9,692,643	8,515,215	12,016,472	2,383,507	187,051,158
Units Issued	5,146,834	4,909,655	8,731,834	1,279,556	178,643,711
Units Redeemed	(6,247,154)	(6,131,582)	(9,074,970)	(1,750,716)	(246,952,581)

Units Outstanding at December 31, 2009	8,592,323	7,293,288	11,673,336	1,912,347	118,742,288
Units Issued	5,865,090	5,823,837	11,693,156	1,765,427	140,321,560
Units Redeemed	(5,875,678)	(5,830,408)	(10,402,125)	(1,771,371)	(173,593,594)

Units Outstanding at December 31, 2010	8,581,735	7,286,717	12,964,367	1,906,403	85,470,254

(5) Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2010 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$46,213,781	$29,324,589
Moderately Aggressive Allocation	366,226,722	85,164,001
Moderate Allocation	701,129,286	95,771,694
Moderately Conservative Allocation	461,299,762	58,933,284
Partner Technology	3,370,364	4,155,780
Partner Healthcare	4,262,053	1,691,757
Partner Natural Resources	5,832,738	2,507,443
Partner Emerging Markets	9,918,333	3,057,802
Real Estate Securities	5,566,572	14,882,026
Partner Utilities	1,990,124	884,143
Partner Small Cap Growth	3,898,455	4,528,683
Partner Small Cap Value	6,419,126	9,037,229
Small Cap Stock	1,854,073	11,172,989
Small Cap Index	2,835,233	8,987,778
Mid Cap Growth II	1,915,983	2,448,122
Mid Cap Growth	8,194,412	12,112,701
Partner Mid Cap Value	2,771,409	2,589,759
Mid Cap Stock	3,194,624	13,087,458
Mid Cap Index	3,365,979	10,466,371
Partner Worldwide Allocation	10,455,488	3,211,142
Partner International Stock	6,098,873	27,523,684
Partner Socially Responsible Stock	1,396,026	275,404
Partner All Cap Growth	2,815,816	1,710,901
Partner All Cap Value	1,646,600	1,002,897
Partner All Cap	2,736,885	6,951,390
Large Cap Growth II	1,556,566	2,018,838
Large Cap Growth	6,608,770	23,513,268

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(5) Purchases and Sales of Investments, continued

Subaccount	Purchases	Sales
Partner Growth Stock	1,992,986	6,946,699
Large Cap Value	7,609,398	21,532,332
Large Cap Stock	4,273,334	25,999,311
Large Cap Index	5,366,199	16,170,333
Equity Income Plus	7,866,397	636,903
Balanced	5,747,957	11,507,729
High Yield	17,200,334	16,106,282
Diversified Income Plus	17,168,041	9,068,092
Partner Socially Responsible Bond	4,936,716	746,771
Income	23,882,461	20,798,123
Bond Index	21,554,522	20,421,519
Limited Maturity Bond	50,894,567	33,691,578
Mortgage Securities	5,562,869	4,945,165
Money Market	53,360,501	90,913,594

(6) Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2010, except as indicated in Note 1, follows:

Subaccount	2010	2009	2008	2007	2006
Aggressive Allocation
Units	27,870,960	26,703,212	24,106,950	20,261,772	13,440,298
Unit value	$12.89 - $12.31	$11.09 - $10.68	$8.61 - $8.33	$13.86 - $13.53	$12.80 - $12.61
Net assets	$354,610,757	$293,024,815	$205,285,944	$278,699,515	$171,648,681
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	1.48%	4.48%	1.56%	0.58%	0.00%
Total return (c)	15.32 - 16.24%	28.16 - 29.19%	(38.42) - (37.86)%	7.26 - 8.23%	11.63 - 12.64%

Moderately Aggressive Allocation
Units	148,464,671	124,753,384	101,408,705	81,154,358	48,342,457
Unit value	$12.81 - $12.16	$11.22 - $10.76	$8.77 - $8.46	$13.31 - $12.96	$12.47 - $12.27
Net assets	$1,781,520,249	$1,328,682,879	$855,473,557	$1,059,517,758	$599,841,786
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	2.28%	4.96%	2.06%	0.81%	0.00%
Total return (c)	12.73 - 14.17%	27.10 - 28.38%	(34.72) - (34.06)%	5.60 - 6.67%	10.90 - 12.02%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Moderate Allocation
Units	217,151,026	165,103,910	126,896,948	97,028,852	55,043,488
Unit value	$12.82 - $12.17	$11.40 - $10.93	$9.12 - $8.79	$12.75 - $12.41	$12.06 - $11.86
Net assets	$2,590,110,747	$1,780,793,665	$1,112,079,688	$1,215,333,170	$660,774,156
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	2.52%	4.92%	2.48%	1.15%	0.00%
Total return (c)	11.47 - 12.44%	24.63 - 25.50%	(29.17) - (28.46)%	4.65 - 5.71%	9.31 - 10.40%

Moderately Conservative Allocation
Units	99,591,432	65,871,883	46,790,168	35,265,718	19,939,661
Unit value	$12.65 - $12.00	$11.48 - $11.00	$9.50 - $9.16	$12.09 - $11.77	$11.57 - $11.37
Net assets	$1,201,070,391	$727,992,067	$431,622,144	$419,698,003	$229,478,740
Ratio of expenses to net assets (a)	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%	1.10 - 2.20%
Investment income ratio (b)	2.39%	4.33%	2.71%	1.51%	0.00%
Total return (c)	9.33 - 10.19%	20.41 - 21.19%	(22.19) - (21.40)%	3.52 - 4.56%	7.35 - 8.42%

Partner Technology
Units	1,507,182	1,520,353	1,489,577	1,685,581	1,663,715
Unit value	$17.57 - $12.31	$14.22 - $10.04	$9.18 - $6.54	$17.96 - $12.98	$16.35 - $11.88
Net assets	$23,443,338	$19,575,224	$12,625,707	$28,254,745	$26,039,640
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	22.65 - 23.63%	53.64 - 54.87%	(49.64) - (48.50)%	9.24 - 9.85%	1.58 - 2.14%

Partner Healthcare
Units	989,535	767,156	488,047
Unit value	$11.96 - $11.71	$10.88 - $10.74	$8.89 - $8.84
Net assets	$11,787,917	$8,339,596	$4,351,017
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.15%	0.01%	0.14%
Total return (c)	9.04 - 9.92%	21.50 - 22.48%	(11.62) - (11.08)%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Partner Natural Resources
Units	2,044,658	1,626,571	653,050
Unit value	$9.30 - $9.11	$8.09 - $7.98	$5.69 - $5.66
Net assets	$18,981,377	$13,122,699	$3,722,440
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.08%	0.00%	0.13%
Total return (c)	14.14 - 15.06%	41.02 - 42.15%	(43.41) - (43.07)%

Partner Emerging Markets
Units	1,823,744	1,177,239	255,429
Unit value	$12.19 - $11.93	$9.68 - $9.55	$5.60 - $5.57
Net assets	$22,136,378	$11,371,684	$1,441,917
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	1.04%	1.14%
Total return (c)	24.94 - 25.94%	71.41 - 72.79%	(43.96) - (44.30)%

Real Estate Securities
Units	3,787,219	4,326,377	4,782,413	5,505,476	6,675,766
Unit value	$21.11 - $12.01	$16.73 - $9.60	$13.10 - $7.58	$21.11 - $12.39	$25.66 - $15.14
Net assets	$67,281,509	$62,683,165	$54,826,804	$103,310,075	$156,331,706
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	2.75%	4.16%	6.29%	1.39%	1.43%
Total return (c)	25.16 - 26.17%	26.65 - 27.67%	(38.84) - (37.45)%	(18.18) - (17.72)%	32.00 - 32.72%

Partner Utilities
Units	647,647	506,625	365,797
Unit value	$8.17 - $8.00	$7.74 - $7.64	$7.00 - $6.95
Net assets	$5,295,142	$3,940,236	$2,572,700
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	2.15%	0.00%	2.41%
Total return (c)	4.69 - 5.53%	9.89 - 10.77%	(30.47) - (30.04)%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Partner Small Cap Growth
Units	1,487,273	1,486,229	1,457,403	1,614,898	1,607,832
Unit value	$18.94 - $12.92	$14.86 - $10.22	$11.15 - $7.73	$19.86 - $13.97	$18.50 - $13.09
Net assets	$24,570,793	$19,721,674	$14,863,173	$29,701,472	$28,376,001
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	0.09%	0.01%	0.00%	0.00%
Total return (c)	26.44 - 27.46%	32.22 - 33.28%	(44.68) - (43.86)%	6.73 - 7.33%	10.75 - 11.36%

Partner Small Cap Value
Units	2,658,202	2,747,450	2,947,092	3,137,567	3,286,455
Unit value	$23.53 - $14.53	$19.27 - $11.99	$14.96 - $9.38	$20.73 - $13.20	$21.18 - $13.56
Net assets	$52,599,139	$45,635,814	$38,906,170	$58,507,301	$64,685,234
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.99%	0.85%	1.23%	0.34%	0.20%
Total return (c)	21.13 - 22.11%	27.79 - 28.81%	(28.90) - (27.29)%	(2.66) - (2.12)%	19.51 - 20.17%

Small Cap Stock
Units	3,630,323	4,196,280	4,533,660	5,179,129	5,651,646
Unit value	$19.26 - $11.82	$15.56 - $9.63	$13.07 - $8.15	$21.15 - $13.39	$20.15 - $12.83
Net assets	$61,201,265	$57,753,203	$52,765,794	$98,414,531	$104,469,993
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.04%	0.94%	1.02%	0.28%	0.12%
Total return (c)	22.74 - 23.72%	18.12 - 19.07%	(39.11) - (38.20)%	4.39 - 4.97%	10.95 - 11.56%

Small Cap Index
Units	2,662,814	2,986,103	3,471,496	4,090,206	4,499,593
Unit value	$20.86 - $12.94	$16.76 - $10.48	$13.52 - $8.52	$19.83 - $12.69	$20.16 - $12.97
Net assets	$49,213,609	$45,132,551	$42,689,383	$74,835,770	$85,508,959
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.83%	2.00%	1.19%	0.63%	0.71%
Total return (c)	23.51 - 24.50%	22.94 - 23.92%	(32.83) - (31.83)%	(2.14) - (1.60)%	12.85 - 13.47%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Mid Cap Growth II
Units	529,882	596,327	628,021	759,429	822,183
Unit value	$22.98 - $15.31	$18.15 - $12.19	$12.29 - $8.32	$21.69 - $14.90	$18.31 - $12.65
Net assets	$11,230,868	$10,104,634	$7,376,240	$15,858,789	$14,824,681
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	0.00%	0.29%	0.47%	0.18%
Total return (c)	25.63 - 26.63%	46.50 - 47.67%	(44.17) - (43.34)%	17.83 - 18.48%	6.83 - 7.41%

Mid Cap Growth
Units	4,083,371	4,182,098	4,288,220	5,132,128	5,305,369
Unit value	$22.96 - $16.08	$17.98 - $12.69	$12.05 - $8.57	$20.69 - $14.93	$17.44 - $12.66
Net assets	$84,817,534	$69,635,123	$48,896,042	$100,897,007	$89,730,649
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.25%	0.02%	1.12%	0.41%	0.11%
Total return (c)	26.68 - 27.70%	48.10 - 49.29%	(42.62) - (40.40)%	17.95 - 18.60%	6.86 - 7.44%

Partner Mid Cap Value
Units	981,371	964,899	905,086	849,709	513,585
Unit value	$13.88 - $13.26	$11.25 - $10.84	$8.63 - $8.35	$13.38 - $13.19	$13.12 - $13.00
Net assets	$13,436,419	$10,738,202	$7,713,867	11,298,909	$6,708,313
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.84%	1.07%	1.62%	0.00%	1.19%
Total return (c)	22.38 - 23.36%	29.84 - 30.88%	(36.70) - (35.27)%	1.46 - 2.02%	13.83 - 14.46%

Mid Cap Stock
Units	4,084,229	4,635,789	5,085,748	5,879,566	6,158,447
Unit value	$20.63 - $13.48	$16.61 - $10.94	$12.07 - $8.02	$20.60 - $13.89	$19.71 - $13.36
Net assets	$73,259,890	$67,854,527	$54,573,587	$108,610,448	$111,494,423
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.46%	0.58%	1.15%	0.82%	0.35%
Total return (c)	23.23 - 24.21%	36.48 - 37.58%	(42.26) - (41.41)%	3.96 - 4.54%	11.56 - 12.17%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Mid Cap Index
Units	2,806,381	3,172,440	3,698,109	4,363,162	4,891,466
Unit value	$21.04 - $13.66	$16.90 - $11.06	$12.50 - $8.25	$19.83 - $13.28	$18.63 - $12.55
Net assets	$53,425,734	$49,408,651	$42,857,894	$81,075,033	$86,845,910
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	1.05%	1.94%	1.41%	0.96%	0.96%
Total return (c)	23.54 - 24.53%	34.12 - 35.20%	(37.91) - (36.99)%	5.85 - 6.44%	8.02 - 8.61%

Partner Worldwide Allocation
Units	3,316,117	2,419,546	1,245,979
Unit value	$8.83 - $8.65	$7.87 - $7.77	$6.05 - $6.01
Net assets	$29,186,653	$19,002,163	$7,536,738
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	1.58%	2.01%	1.42%
Total return (c)	11.30 - 12.19%	29.19 - 30.23%	(39.87) - (39.50)%

Partner International Stock
Units	9,748,415	11,286,890	13,188,855	16,014,711	16,531,853
Unit value	$17.22 - $11.36	$16.00 - $10.64	$12.96 - $8.69	$22.26 - $15.14	$20.35 - $13.92
Net assets	$150,048,643	$162,460,041	$154,253,174	$324,062,952	$313,971,589
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	1.85%	2.29%	4.89%	1.34%	1.42%
Total return (c)	6.73 - 7.59%	22.45 - 23.43%	(42.60) - (41.75)%	8.75 - 9.35%	19.52 - 20.18%

Partner Socially Responsible Stock
Units	305,465	185,727	79,404
Unit value	$10.13 - $9.92	$8.66 - $8.54	$6.46 - $6.42
Net assets	$3,160,774	$1,601,818	$511,733
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.14%	0.69%	0.55%
Total return (c)	16.09 - 17.02%	33.10 - 34.17%	(35.81) - (35.42)%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Partner All Cap Growth
Units	692,431	563,964	114,539
Unit value	$9.77 - $9.57	$7.89 - $7.78	$5.31 - $5.28
Net assets	$6,728,764	$4,431,207	$606,361
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	0.00%	0.00%
Total return (c)	22.97 - 23.96%	47.49 - 48.67%	(47.25) - (46.93)%

Partner All Cap Value
Units	496,403	413,786	175,952
Unit value	$9.09 - $8.90	$7.73 - $7.63	$5.54 - $5.51
Net assets	$4,484,477	$3,188,423	$972,675
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	1.76%	2.56%
Total return (c)	16.62 - 17.56%	38.54 - 39.66%	(44.93) - (43.53)%

Partner All Cap
Units	2,144,263	2,412,278	2,666,623	2,896,391	2,551,074
Unit value	$17.80 - $12.89	$15.47 - $11.29	$12.17 - $8.96	$21.55 - $16.10	$18.11 - $13.60
Net assets	$33,760,675	$33,320,688	$29,428,711	$57,442,257	$43,520,771
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.70%	1.34%	0.74%	0.44%	0.41%
Total return (c)	14.15 - 15.07%	26.07 - 27.08%	(44.36) - (43.10)%	18.39 - 19.04%	13.59 - 14.21%

Large Cap Growth II
Units	695,353	818,838	954,832	1,140,638	1,274,920
Unit value	$13.63 - $11.27	$12.72 - $10.60	$9.20 - $7.73	$16.02 - $13.65	$13.90 - $11.92
Net assets	$9,165,935	$10,116,058	$8,573,225	$17,874,598	$17,496,721
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.29%	0.57%	0.65%	0.63%	0.59%
Total return (c)	6.31 - 7.16%	37.15 - 38.25%	(43.40) - (42.56)%	14.55 - 15.19%	5.04 - 5.61%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Large Cap Growth
Units	9,855,702	11,024,088	12,784,234	14,947,266	15,921,389
Unit value	$15.13 - $11.65	$13.82 - $10.72	$9.88 - $7.73	$17.22 - $13.67	$14.92 - $11.91
Net assets	$139,710,587	$143,841,558	$119,959,606	$246,106,430	$229,426,570
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.58%	0.75%	1.13%	1.07%	0.50%
Total return (c)	8.64 - 9.52%	38.74 - 39.85%	(43.48) - (42.64)%	14.83 - 15.46%	4.98 - 5.56%

Partner Growth Stock
Units	2,310,764	2,627,888	3,081,140	3,767,741	3,707,921
Unit value	$16.55 - $12.20	$14.34 - $10.66	$10.13 - $7.59	$17.70 - $13.45	$16.38 - $12.52
Net assets	$35,424,111	$35,230,756	$29,219,209	$62,972,541	$58,635,992
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.02%	0.31%	0.80%	0.52%	0.20%
Total return (c)	14.43 - 15.35%	40.48 - 41.60%	(43.60) - (42.77)%	7.47 - 8.07%	11.32 - 11.93%

Large Cap Value
Units	8,776,317	9,769,465	10,951,199	12,593,270	13,336,061
Unit value	$15.75 - $10.91	$14.14 - $9.88	$11.81 - $8.31	$18.18 - $12.99	$17.56 - $12.61
Net assets	$123,884,352	$125,340,341	$118,423,141	$211,828,168	$221,170,386
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	1.33%	1.83%	3.66%	1.21%	1.12%
Total return (c)	10.49 - 11.38%	18.83 - 19.78%	(36.00) - (35.05)%	2.97 - 3.54%	16.79 - 17.43%

Large Cap Stock
Units	11,063,716	12,819,340	14,848,721	17,662,182	20,280,283
Unit value	$13.29 - $10.46	$12.12 - $9.62	$9.61 - $7.68	$15.59 - $12.65	$14.65 - $11.96
Net assets	$141,468,773	$150,141,385	$138,319,359	$267,984,502	$290,877,154
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.72%	0.96%	3.01%	1.13%	0.78%
Total return (c)	8.74 - 9.61%	25.19 - 26.19%	(39.27) - (38.37)%	5.80 - 6.39%	10.12 - 10.73%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Large Cap Index
Units	6,402,725	7,248,280	8,552,395	10,305,623	11,346,330
Unit value	$14.92 - $10.81	$13.16 - $9.61	$10.54 - $7.76	$16.95 - $12.66	$16.29 - $12.24
Net assets	$89,478,558	$90,052,934	$85,294,773	$166,320,792	$178,489,124
Ratio of expenses to net assets (a,b)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (c)	1.88%	3.10%	2.34%	1.67%	1.61%
Total return (c)	12.48 - 13.38%	23.83 - 24.82%	(38.72) - (37.81)%	3.44 - 4.01%	13.47 - 14.10%

Equity Income Plus
Units	1,068,035	255,739	145,767
Unit value	$9.27 - $9.08	$8.07 - $7.96	$6.99 - $6.95
Net assets	$9,891,985	$2,075,210	$1,017,205
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	3.78%	2.44%	3.50%
Total return (c)	14.05 - 14.96%	14.48 - 15.40%	(30.48) - (30.10)%

Balanced
Units	4,529,502	5,039,419	5,986,006	7,399,556	8,290,907
Unit value	$14.48 - $11.44	$12.92 - $10.29	$10.73 - $8.61	$14.67 - $11.95	$14.07 - $11.52
Net assets	$63,241,227	$63,247,144	$62,592,630	$106,044,746	$114,568,182
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	2.60%	4.37%	3.78%	3.08%	2.85%
Total return (c)	11.16 - 12.06%	19.47 - 20.43%	(27.94) - (26.87)%	3.73 - 4.31%	9.59 - 10.19%

High Yield
Units	4,968,070	5,146,598	5,146,961	6,190,530	6,768,905
Unit value	$20.85 - $13.99	$18.40 - $12.45	$12.97 - $8.84	$16.61 - $11.49	$16.34 - $11.37
Net assets	$89,791,513	$84,034,999	$60,867,237	$94,930,199	$104,121,306
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	8.19%	9.10%	8.96%	8.06%	7.97%
Total return (c)	12.42 - 13.32%	40.79 - 41.92%	(23.06) - (21.92)%	1.06 - 1.62%	8.49 - 9.09%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Diversified Income Plus
Units	4,081,227	3,543,614	3,779,157	4,728,800	3,455,449
Unit value	$18.60 - $12.71	$16.23 - $11.18	$12.33 - $8.56	$16.24 - $11.45	$16.59 - $11.75
Net assets	$63,627,117	$49,890,680	$41,050,675	$68,305,593	$54,062,505
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	4.91%	7.70%	6.64%	1.95%	3.71%
Total return (c)	13.67 - 14.58%	30.56 - 31.61%	(25.19) - (24.08)%	(2.61) - (2.07)%	12.33 - 12.94%

Partner Socially Responsible Bond
Units	578,059	255,363	146,589
Unit value	$11.96 - $11.71	$11.19 - $11.04	$10.20 - $10.14
Net assets	$6,944,017	$2,845,969	$1,491,603
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	3.10%	3.44%	2.85%
Total return (c)	6.02 - 6.87%	8.91 - 9.78%	1.38 - 1.99%

Income
Units	8,581,735	8,592,323	9,692,643	11,548,478	11,438,054
Unit value	$14.42 - $12.07	$13.07 - $11.02	$10.89 - $9.26	$12.35 - $10.66	$12.03 - $10.44
Net assets	$116,743,381	$107,157,139	$101,522,013	$137,911,479	$134,270,517
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	5.03%	5.76%	5.71%	5.29%	5.19%
Total return (c)	9.45 - 10.33%	19.01 - 19.97%	(13.10) - (11.82)%	2.09 - 2.65%	3.69 - 4.26%

Bond Index
Units	7,286,717	7,293,288	8,515,215	10,139,914	10,971,725
Unit value	$13.20 - $11.76	$12.22 - $10.97	$11.39 - $10.31	$11.61 - $10.67	$11.11 - $10.26
Net assets	$93,157,588	$86,910,098	$95,134,556	$115,949,520	$120,483,685
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	3.11%	3.98%	4.88%	4.88%	4.72%
Total return (c)	7.18 - 8.04%	6.43 - 7.29%	(3.34) - (1.91)%	3.95 - 4.52%	2.33 - 2.89%

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(6) Unit Values, continued

Subaccount	2010	2009	2008	2007	2006
Limited Maturity Bond
Units	12,964,367	11,673,336	12,016,472	14,364,728	15,231,195
Unit value	$12.25 - $11.14	$11.77 - $10.79	$10.44 - $9.64	$11.28 - $10.58	$10.97 - $10.34
Net assets	$154,258,130	$134,387,327	$123,483,696	$159,921,288	$165,232,438
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	3.24%	4.14%	4.56%	4.74%	4.44%
Total return (c)	3.27 - 4.10%	11.90 - 12.12%	(8.83) - (7.48)%	2.29 - 2.86%	2.85 - 3.41%

Mortgage Securities
Units	1,906,403	1,912,347	2,383,507	3,160,561	3,724,580
Unit value	$13.16 - $12.05	$11.87 - $10.96	$10.62 - $9.88	$11.30 - $10.67	$10.86 - $10.32
Net assets	$24,665,991	$22,399,534	$25,036,586	$35,365,550	$40,130,389
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	3.43%	3.56%	4.54%	4.99%	4.98%
Total return (c)	9.99 - 10.87%	10.90 - 11.79%	(7.38) - (6.00)%	3.39 - 3.96%	2.99 - 3.55%

Money Market
Units	85,470,254	118,742,288	187,051,158	112,126,685	71,246,879
Unit value	$1.09 - $1.05	$1.11 - $1.07	$1.12 - $1.08	$1.10 - $1.07	$1.05 - $1.03
Net assets	$92,364,274	$129,912,576	$206,453,748	$121,841,419	$74,547,246
Ratio of expenses to net assets (a)	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%	1.10 - 1.90%
Investment income ratio (b)	0.00%	0.49%	2.85%	5.04%	4.76%
Total return (c)	(1.88) - (1.09)%	(1.46) - (0.67)%	1.01 - 1.93%	3.55- 4.12%	3.22- 3.79%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.
(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period. The total return is presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value

The company sells two different products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. In addition, both products offer the option of additional death benefit options. Differences in the fee structure result in 28 different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Flexible Premium Deferred Variable Annuity — 2002
Basic Death Benefits only — 1.10% Expense Ratio
Aggressive Allocation	1,853,099	$12.89	$23,878,332
Moderately Aggressive Allocation	5,732,010	12.81	73,443,287
Moderate Allocation	7,581,894	12.82	97,220,057
Moderately Conservative Allocation	3,670,964	12.65	46,425,099
Partner Technology	217,985	17.57	3,830,891
Partner Healthcare	70,368	11.96	841,791
Partner Natural Resources	187,224	9.30	1,742,050
Partner Emerging Markets	189,124	12.19	2,304,720
Real Estate Securities	601,346	21.11	12,691,889
Partner Utilities	39,966	8.17	326,598
Partner Small Cap Growth	251,495	18.94	4,762,699
Partner Small Cap Value	382,962	23.53	9,009,258
Small Cap Stock	470,474	19.26	9,059,241
Small Cap Index	494,615	20.86	10,318,140
Mid Cap Growth II	81,206	22.98	1,866,365
Mid Cap Growth	697,131	22.96	16,009,477
Partner Mid Cap Value	88,326	13.88	1,225,786
Mid Cap Stock	511,417	20.63	10,549,852
Mid Cap Index	529,151	21.04	11,133,913
Partner Worldwide Allocation	367,151	8.83	3,243,191
Partner International Stock	1,729,929	17.22	29,782,308
Partner Socially Responsible Stock	18,218	10.13	184,594
Partner All Cap Growth	62,814	9.77	613,954
Partner All Cap Value	26,204	9.09	238,218
Partner All Cap	297,090	17.80	5,287,019
Large Cap Growth II	158,353	13.63	2,158,233
Large Cap Growth	1,964,109	15.13	29,722,310
Partner Growth Stock	435,514	16.55	7,205,611
Large Cap Value	1,486,414	15.75	23,412,093
Large Cap Stock	1,891,503	13.29	25,136,789
Large Cap Index	1,321,116	14.92	19,707,312
Equity Income Plus	60,579	9.27	561,732
Balanced	987,142	14.48	14,293,295
High Yield	782,741	20.85	16,320,252
Diversified Income Plus	442,211	18.60	8,224,041
Partner Socially Responsible Bond	30,373	11.96	363,217
Income	1,427,312	14.42	20,576,806
Bond Index	1,179,831	13.20	15,577,837

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Limited Maturity Bond	1,992,820	$12.25	$24,418,798
Mortgage Securities	378,910	13.16	4,985,716
Money Market	8,498,829	1.09	9,296,289

			597,949,060
MADB — 1.20% Expense Ratio
Aggressive Allocation	4,659,051	12.81	59,694,786
Moderately Aggressive Allocation	15,128,560	12.74	192,742,124
Moderate Allocation	17,383,359	12.75	221,639,261
Moderately Conservative Allocation	6,932,529	12.57	87,176,512
Partner Technology	482,355	17.43	8,408,045
Partner Healthcare	162,183	11.93	1,934,984
Partner Natural Resources	350,721	9.28	3,254,616
Partner Emerging Markets	338,457	12.15	4,113,519
Real Estate Securities	1,361,590	20.94	28,517,553
Partner Utilities	117,193	8.15	955,123
Partner Small Cap Growth	437,411	18.78	8,216,089
Partner Small Cap Value	867,108	23.35	20,242,917
Small Cap Stock	1,422,868	19.10	27,175,142
Small Cap Index	1,021,718	20.69	21,140,564
Mid Cap Growth II	222,463	22.80	5,071,260
Mid Cap Growth	1,472,795	22.78	33,547,160
Partner Mid Cap Value	173,250	13.80	2,390,742
Mid Cap Stock	1,470,756	20.46	30,092,783
Mid Cap Index	1,144,397	20.87	23,883,343
Partner Worldwide Allocation	841,043	8.81	7,409,455
Partner International Stock	3,789,940	17.08	64,715,968
Partner Socially Responsible Stock	26,784	10.11	270,657
Partner All Cap Growth	161,050	9.75	1,569,932
Partner All Cap Value	95,496	9.07	865,824
Partner All Cap	627,856	17.65	11,082,401
Large Cap Growth II	300,236	13.52	4,058,680
Large Cap Growth	3,811,270	15.01	57,205,731
Partner Growth Stock	912,866	16.41	14,980,526
Large Cap Value	3,257,407	15.63	50,913,493
Large Cap Stock	5,417,679	13.18	71,411,140
Large Cap Index	2,750,669	14.80	40,698,261
Equity Income Plus	249,249	9.25	2,305,049
Balanced	1,917,743	14.36	27,541,886
High Yield	1,578,575	20.68	32,645,739
Diversified Income Plus	971,880	18.45	17,927,505
Partner Socially Responsible Bond	103,608	11.93	1,235,693
Income	2,895,577	14.30	41,404,242
Bond Index	2,754,464	13.10	36,072,438
Limited Maturity Bond	4,554,592	12.15	55,355,068

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Mortgage Securities	806,402	$13.06	$10,529,541
Money Market	19,446,991	1.09	21,108,640

			1,351,504,392
PADB — 1.35% Expense Ratio
Aggressive Allocation	57,266	12.70	727,510
Moderately Aggressive Allocation	267,598	12.63	3,380,362
Moderate Allocation	393,212	12.64	4,970,964
Moderately Conservative Allocation	191,641	12.47	2,389,457
Partner Technology	11,247	17.22	193,660
Partner Healthcare	18,916	11.88	224,785
Partner Natural Resources	19,077	9.24	176,321
Partner Emerging Markets	3,269	12.11	39,575
Real Estate Securities	32,097	20.70	664,557
Partner Utilities	4,331	8.12	35,159
Partner Small Cap Growth	11,534	18.55	214,012
Partner Small Cap Value	34,349	23.08	792,699
Small Cap Stock	36,264	18.87	684,152
Small Cap Index	23,182	20.44	473,810
Mid Cap Growth II	6,895	22.52	155,253
Mid Cap Growth	48,318	22.50	1,087,168
Partner Mid Cap Value	14,567	13.68	199,312
Mid Cap Stock	30,262	20.21	611,633
Mid Cap Index	32,991	20.62	680,129
Partner Worldwide Allocation	31,915	8.77	280,038
Partner International Stock	92,785	16.87	1,565,040
Partner Socially Responsible Stock	—	10.06	—
Partner All Cap Growth	2,084	9.71	20,235
Partner All Cap Value	357	9.03	3,220
Partner All Cap	14,287	17.44	249,103
Large Cap Growth II	15,587	13.35	208,142
Large Cap Growth	125,115	14.83	1,854,900
Partner Growth Stock	28,081	16.21	455,204
Large Cap Value	95,593	15.45	1,476,996
Large Cap Stock	121,698	13.02	1,584,575
Large Cap Index	64,345	14.62	940,436
Equity Income Plus	4,004	9.21	36,885
Balanced	73,874	14.19	1,048,019
High Yield	44,159	20.43	902,107
Diversified Income Plus	31,649	18.22	576,691
Partner Socially Responsible Bond	1,637	11.88	19,452
Income	133,621	14.12	1,887,387
Bond Index	51,839	12.94	670,614
Limited Maturity Bond	134,223	12.01	1,611,415
Mortgage Securities	19,078	12.91	246,257
Money Market	383,685	1.07	411,725

			33,748,959

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
EADB — 1.30% Expense Ratio
Aggressive Allocation	24,887	$12.74	$317,060
Moderately Aggressive Allocation	72,520	12.67	918,699
Moderate Allocation	147,843	12.68	1,874,341
Moderately Conservative Allocation	164,740	12.50	2,059,871
Partner Technology	3,803	17.29	65,755
Partner Healthcare	65	11.90	777
Partner Natural Resources	2,801	9.26	25,926
Partner Emerging Markets	3,224	12.12	39,083
Real Estate Securities	17,967	20.78	373,437
Partner Utilities	—	8.13	—
Partner Small Cap Growth	4,925	18.63	91,752
Partner Small Cap Value	6,221	23.17	144,130
Small Cap Stock	12,415	18.94	235,183
Small Cap Index	7,765	20.52	159,365
Mid Cap Growth II	2,575	22.61	58,222
Mid Cap Growth	13,786	22.59	311,465
Partner Mid Cap Value	1,379	13.72	18,918
Mid Cap Stock	12,013	20.29	243,800
Mid Cap Index	4,794	20.70	99,235
Partner Worldwide Allocation	10,076	8.79	88,529
Partner International Stock	33,445	16.94	566,442
Partner Socially Responsible Stock	—	10.08	—
Partner All Cap Growth	436	9.72	4,239
Partner All Cap Value	914	9.04	8,268
Partner All Cap	4,905	17.51	85,875
Large Cap Growth II	2,626	13.41	35,209
Large Cap Growth	51,442	14.89	765,849
Partner Growth Stock	9,701	16.28	157,905
Large Cap Value	35,409	15.51	549,208
Large Cap Stock	47,540	13.07	621,533
Large Cap Index	18,308	14.68	268,680
Equity Income Plus	9,274	9.22	85,533
Balanced	37,901	14.24	539,891
High Yield	27,072	20.51	555,307
Diversified Income Plus	16,092	18.30	294,422
Partner Socially Responsible Bond	2,013	11.89	23,943
Income	36,695	14.18	520,443
Bond Index	53,000	12.99	688,437
Limited Maturity Bond	34,172	12.05	411,940
Mortgage Securities	11,230	12.96	145,519
Money Market	133,841	1.08	144,187

			13,598,378

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
MADB & PADB — 1.40% Expense Ratio
Aggressive Allocation	406,041	$12.67	$5,143,723
Moderately Aggressive Allocation	1,556,389	12.60	19,604,948
Moderate Allocation	2,009,248	12.61	25,328,822
Moderately Conservative Allocation	682,983	12.43	8,491,544
Partner Technology	42,920	17.15	736,004
Partner Healthcare	9,372	11.87	111,219
Partner Natural Resources	24,666	9.23	227,674
Partner Emerging Markets	22,210	12.09	268,496
Real Estate Securities	107,017	20.63	2,207,224
Partner Utilities	6,841	8.11	55,456
Partner Small Cap Growth	48,736	18.48	900,595
Partner Small Cap Value	67,079	22.99	1,542,130
Small Cap Stock	127,101	18.79	2,388,120
Small Cap Index	104,397	20.36	2,125,066
Mid Cap Growth II	19,408	22.43	435,240
Mid Cap Growth	145,363	22.41	3,257,377
Partner Mid Cap Value	16,894	13.64	230,497
Mid Cap Stock	114,764	20.13	2,310,094
Mid Cap Index	95,288	20.53	1,956,398
Partner Worldwide Allocation	63,459	8.76	556,082
Partner International Stock	314,367	16.80	5,281,011
Partner Socially Responsible Stock	6,065	10.05	60,958
Partner All Cap Growth	2,859	9.70	27,724
Partner All Cap Value	1,580	9.02	14,250
Partner All Cap	66,036	17.36	1,146,720
Large Cap Growth II	36,443	13.30	484,663
Large Cap Growth	326,014	14.77	4,814,004
Partner Growth Stock	74,423	16.14	1,201,510
Large Cap Value	242,436	15.39	3,731,445
Large Cap Stock	443,041	12.97	5,745,091
Large Cap Index	235,511	14.56	3,428,064
Equity Income Plus	16,584	9.20	152,555
Balanced	204,399	14.13	2,887,918
High Yield	123,050	20.35	2,503,490
Diversified Income Plus	90,332	18.15	1,639,274
Partner Socially Responsible Bond	2,715	11.86	32,207
Income	227,142	14.07	3,195,288
Bond Index	242,634	12.88	3,126,026
Limited Maturity Bond	363,377	11.96	4,344,788
Mortgage Securities	82,497	12.86	1,060,788
Money Market	1,827,395	1.07	1,953,298

			124,707,781

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
MADB & EADB — 1.35% Expense Ratio
Aggressive Allocation	73,770	$12.70	$937,175
Moderately Aggressive Allocation	518,834	12.63	6,554,035
Moderate Allocation	537,004	12.64	6,788,781
Moderately Conservative Allocation	179,519	12.47	2,238,308
Partner Technology	24,379	17.22	419,772
Partner Healthcare	3,486	11.88	41,420
Partner Natural Resources	6,345	9.24	58,643
Partner Emerging Markets	26,951	12.11	326,247
Real Estate Securities	43,597	20.70	902,652
Partner Utilities	2,853	8.12	23,163
Partner Small Cap Growth	21,527	18.55	399,418
Partner Small Cap Value	40,794	23.08	941,452
Small Cap Stock	52,739	18.87	994,973
Small Cap Index	27,721	20.44	566,600
Mid Cap Growth II	20,612	22.52	464,154
Mid Cap Growth	76,698	22.50	1,725,730
Partner Mid Cap Value	5,640	13.68	77,171
Mid Cap Stock	44,884	20.21	907,174
Mid Cap Index	29,390	20.62	605,885
Partner Worldwide Allocation	16,538	8.77	145,114
Partner International Stock	133,467	16.87	2,251,291
Partner Socially Responsible Stock	920	10.06	9,264
Partner All Cap Growth	3,477	9.71	33,758
Partner All Cap Value	2,693	9.03	24,318
Partner All Cap	40,259	17.44	701,966
Large Cap Growth II	12,392	13.35	165,481
Large Cap Growth	172,475	14.83	2,557,249
Partner Growth Stock	44,147	16.21	715,640
Large Cap Value	130,170	15.45	2,011,223
Large Cap Stock	170,666	13.02	2,222,164
Large Cap Index	103,830	14.62	1,517,528
Equity Income Plus	5,803	9.21	53,453
Balanced	87,111	14.19	1,235,812
High Yield	49,918	20.43	1,019,747
Diversified Income Plus	56,107	18.22	1,022,360
Partner Socially Responsible Bond	3,191	11.88	37,903
Income	133,747	14.12	1,889,168
Bond Index	97,117	12.94	1,256,344
Limited Maturity Bond	135,717	12.01	1,629,380
Mortgage Securities	25,715	12.91	331,926
Money Market	1,058,336	1.07	1,135,577

			46,939,419

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
PADB & EADB — 1.50% Expense Ratio
Aggressive Allocation	9,040	$12.60	$113,876
Moderately Aggressive Allocation	41,261	12.53	516,805
Moderate Allocation	130,433	12.53	1,634,950
Moderately Conservative Allocation	27,980	12.36	345,909
Partner Technology	1,510	17.01	25,677
Partner Healthcare	394	11.84	4,663
Partner Natural Resources	547	9.21	5,038
Partner Emerging Markets	1,050	12.06	12,665
Real Estate Securities	6,865	20.47	140,507
Partner Utilities	995	8.08	8,047
Partner Small Cap Growth	1,157	18.33	21,199
Partner Small Cap Value	2,869	22.81	65,442
Small Cap Stock	11,674	18.64	217,556
Small Cap Index	4,607	20.19	93,024
Mid Cap Growth II	2,327	22.24	51,767
Mid Cap Growth	3,827	22.23	85,054
Partner Mid Cap Value	777	13.57	10,548
Mid Cap Stock	10,044	19.97	200,538
Mid Cap Index	2,135	20.36	43,488
Partner Worldwide Allocation	2,578	8.74	22,527
Partner International Stock	13,482	16.66	224,635
Partner Socially Responsible Stock	—	10.02	—
Partner All Cap Growth	110	9.67	1,069
Partner All Cap Value	67	8.99	605
Partner All Cap	4,091	17.22	70,470
Large Cap Growth II	1,524	13.19	20,106
Large Cap Growth	18,799	14.65	275,332
Partner Growth Stock	5,511	16.01	88,249
Large Cap Value	10,254	15.27	156,618
Large Cap Stock	29,743	12.86	382,551
Large Cap Index	11,177	14.44	161,362
Equity Income Plus	405	9.17	3,714
Balanced	8,816	14.01	123,549
High Yield	6,583	20.18	132,848
Diversified Income Plus	2,399	18.00	43,181
Partner Socially Responsible Bond	271	11.83	3,207
Income	9,217	13.95	128,606
Bond Index	12,406	12.78	158,539
Limited Maturity Bond	26,114	11.86	309,698
Mortgage Securities	4,837	12.76	61,727
Money Market	33,088	1.06	35,107

			6,000,453

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
MADB, PADB & EADB — 1.55% Expense Ratio
Aggressive Allocation	929,818	$12.56	$11,679,012
Moderately Aggressive Allocation	2,314,714	12.49	28,909,882
Moderate Allocation	2,638,695	12.50	32,981,652
Moderately Conservative Allocation	1,156,109	12.33	14,252,053
Partner Technology	115,525	16.94	1,956,927
Partner Healthcare	19,094	11.82	225,691
Partner Natural Resources	42,922	9.19	394,600
Partner Emerging Markets	39,463	12.04	475,155
Real Estate Securities	195,891	20.39	3,993,977
Partner Utilities	16,559	8.07	133,696
Partner Small Cap Growth	85,905	18.25	1,568,048
Partner Small Cap Value	125,598	22.73	2,854,406
Small Cap Stock	326,096	18.56	6,052,414
Small Cap Index	174,439	20.11	3,507,566
Mid Cap Growth II	58,756	22.15	1,301,616
Mid Cap Growth	269,482	22.14	5,965,228
Partner Mid Cap Value	29,128	13.53	394,040
Mid Cap Stock	311,960	19.88	6,202,935
Mid Cap Index	197,566	20.28	4,006,882
Partner Worldwide Allocation	72,565	8.73	633,337
Partner International Stock	564,623	16.59	9,369,767
Partner Socially Responsible Stock	1,596	10.01	15,974
Partner All Cap Growth	10,637	9.66	102,727
Partner All Cap Value	3,839	8.98	34,480
Partner All Cap	124,371	17.15	2,133,389
Large Cap Growth II	46,846	13.14	615,413
Large Cap Growth	545,597	14.59	7,958,159
Partner Growth Stock	161,202	15.95	2,570,785
Large Cap Value	433,948	15.21	6,602,492
Large Cap Stock	1,150,798	12.81	14,741,027
Large Cap Index	401,106	14.38	5,767,292
Equity Income Plus	16,787	9.16	153,797
Balanced	467,576	13.96	6,525,803
High Yield	215,564	20.10	4,332,307
Diversified Income Plus	217,288	17.93	3,895,131
Partner Socially Responsible Bond	18,072	11.82	213,527
Income	418,639	13.90	5,817,409
Bond Index	413,382	12.73	5,260,991
Limited Maturity Bond	565,030	11.81	6,673,496
Mortgage Securities	106,737	12.71	1,356,765
Money Market	2,584,454	1.06	2,731,003

			214,360,851

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Basic Death Benefits & RPA — 1.85% Expense Ratio
Moderately Aggressive Allocation	481,491	$12.40	$5,971,542
Moderate Allocation	1,281,248	12.41	15,902,517
Moderately Conservative Allocation	707,419	12.24	8,659,732

			30,533,791
MADB & RPA — 1.95% Expense Ratio
Moderately Aggressive Allocation	1,400,594	12.33	17,272,078
Moderate Allocation	2,446,769	12.34	30,196,745
Moderately Conservative Allocation	1,617,056	12.17	19,682,829

			67,151,652
Flexible Premium Deferred Variable Annuity — 2005
Years 1-7 Basic Death Benefit only — 1.25% Expense Ratio
Aggressive Allocation	7,706,248	12.78	98,457,639
Moderately Aggressive Allocation	27,991,858	12.70	355,613,538
Moderate Allocation	35,280,845	12.71	448,558,389
Moderately Conservative Allocation	17,377,519	12.54	217,902,929
Partner Technology	306,783	12.78	3,919,781
Partner Healthcare	322,483	11.91	3,842,360
Partner Natural Resources	705,839	9.27	6,541,290
Partner Emerging Markets	602,827	12.14	7,316,824
Real Estate Securities	512,104	12.46	6,381,812
Partner Utilities	176,205	8.14	1,434,160
Partner Small Cap Growth	357,896	13.40	4,797,345
Partner Small Cap Value	519,056	15.07	7,823,012
Small Cap Stock	413,867	12.26	5,075,572
Small Cap Index	379,936	13.43	5,102,167
Mid Cap Growth II	39,536	15.89	628,120
Mid Cap Growth	594,921	16.68	9,922,797
Partner Mid Cap Value	274,673	13.76	3,779,570
Mid Cap Stock	662,651	13.99	9,269,878
Mid Cap Index	332,702	14.18	4,716,843
Partner Worldwide Allocation	953,331	8.80	8,387,482
Partner International Stock	1,307,341	11.78	15,403,328
Partner Socially Responsible Stock	127,018	10.09	1,281,850
Partner All Cap Growth	213,768	9.74	2,081,051
Partner All Cap Value	157,599	9.05	1,426,984
Partner All Cap	413,983	13.38	5,537,517
Large Cap Growth II	53,397	11.69	624,203
Large Cap Growth	1,309,421	12.09	15,827,154
Partner Growth Stock	300,162	12.66	3,798,992
Large Cap Value	1,365,268	11.33	15,461,863
Large Cap Stock	662,744	10.85	7,192,089
Large Cap Index	727,107	11.21	8,154,030
Equity Income Plus	348,863	9.24	3,221,964

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Balanced	262,566	$11.87	$3,115,590
High Yield	962,679	14.52	13,976,502
Diversified Income Plus	1,069,605	13.19	14,103,512
Partner Socially Responsible Bond	207,046	11.91	2,466,063
Income	1,513,372	12.52	18,946,157
Bond Index	1,078,787	12.20	13,164,438
Limited Maturity Bond	2,619,714	11.56	30,289,844
Mortgage Securities	214,205	12.50	2,678,241
Money Market	23,411,528	1.08	25,394,656

			1,413,617,536
Years 1-7 MADB — 1.45% Expense Ratio
Aggressive Allocation	10,438,905	12.63	131,864,896
Moderately Aggressive Allocation	37,974,173	12.56	476,982,892
Moderate Allocation	44,027,181	12.57	553,439,264
Moderately Conservative Allocation	16,889,768	12.40	209,395,901
Partner Technology	254,964	12.63	3,220,895
Partner Healthcare	347,006	11.85	4,112,515
Partner Natural Resources	633,297	9.22	5,837,696
Partner Emerging Markets	518,640	12.07	6,261,439
Real Estate Securities	738,334	12.32	9,097,123
Partner Utilities	240,737	8.10	1,948,946
Partner Small Cap Growth	232,836	13.25	3,085,765
Partner Small Cap Value	491,212	14.90	7,319,757
Small Cap Stock	638,630	12.13	7,743,558
Small Cap Index	382,567	13.28	5,079,482
Mid Cap Growth II	56,777	15.71	891,851
Mid Cap Growth	616,870	16.49	10,172,693
Partner Mid Cap Value	280,274	13.60	3,813,112
Mid Cap Stock	757,036	13.83	10,470,657
Mid Cap Index	348,113	14.02	4,879,612
Partner Worldwide Allocation	837,769	8.75	7,331,459
Partner International Stock	1,445,777	11.65	16,842,056
Partner Socially Responsible Stock	112,082	10.04	1,125,081
Partner All Cap Growth	191,902	9.68	1,858,222
Partner All Cap Value	184,410	9.01	1,660,834
Partner All Cap	413,005	13.23	5,462,053
Large Cap Growth II	56,343	11.56	651,208
Large Cap Growth	1,249,870	11.95	14,936,744
Partner Growth Stock	283,348	12.51	3,545,689
Large Cap Value	1,403,658	11.20	15,717,122
Large Cap Stock	909,464	10.73	9,758,034
Large Cap Index	681,889	11.09	7,560,596
Equity Income Plus	329,484	9.19	3,026,770
Balanced	362,710	11.73	4,255,296

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
High Yield	1,036,621	$14.35	$14,880,141
Diversified Income Plus	1,012,405	13.04	13,198,600
Partner Socially Responsible Bond	172,355	11.85	2,041,936
Income	1,497,861	12.38	18,540,304
Bond Index	1,164,474	12.07	14,049,684
Limited Maturity Bond	2,286,190	11.43	26,135,159
Mortgage Securities	222,867	12.36	2,755,097
Money Market	25,353,854	1.07	27,191,657

			1,668,141,796
Years 1-7 PADB — 1.65% Expense Ratio
Aggressive Allocation	111,795	12.49	1,396,257
Moderately Aggressive Allocation	405,539	12.42	5,036,345
Moderate Allocation	544,257	12.43	6,764,282
Moderately Conservative Allocation	272,804	12.26	3,343,981
Partner Technology	1,614	12.49	20,159
Partner Healthcare	4,306	11.79	50,758
Partner Natural Resources	8,106	9.17	74,323
Partner Emerging Markets	4,218	12.01	50,647
Real Estate Securities	11,098	12.18	135,193
Partner Utilities	2,992	8.05	24,097
Partner Small Cap Growth	1,098	13.10	14,390
Partner Small Cap Value	5,201	14.73	76,634
Small Cap Stock	13,139	11.99	157,520
Small Cap Index	3,907	13.13	51,292
Mid Cap Growth II	47	15.53	736
Mid Cap Growth	4,252	16.30	69,325
Partner Mid Cap Value	3,345	13.45	45,001
Mid Cap Stock	14,716	13.67	201,246
Mid Cap Index	3,257	13.86	45,132
Partner Worldwide Allocation	6,223	8.70	54,169
Partner International Stock	29,645	11.52	341,439
Partner Socially Responsible Stock	278	9.98	2,773
Partner All Cap Growth	3,294	9.63	31,724
Partner All Cap Value	—	8.96	—
Partner All Cap	3,193	13.08	41,755
Large Cap Growth II	67	11.43	768
Large Cap Growth	25,700	11.82	303,659
Partner Growth Stock	2,643	12.37	32,700
Large Cap Value	23,188	11.07	256,714
Large Cap Stock	23,936	10.61	253,916
Large Cap Index	11,784	10.96	129,177
Equity Income Plus	3,138	9.14	28,670
Balanced	20,478	11.60	237,538
High Yield	15,591	14.19	221,282

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Diversified Income Plus	13,749	$12.89	$177,223
Partner Socially Responsible Bond	1,495	11.78	17,620
Income	31,918	12.24	390,615
Bond Index	16,543	11.93	197,344
Limited Maturity Bond	33,473	11.30	378,340
Mortgage Securities	3,878	12.22	47,396
Money Market	327,669	1.06	347,457

			21,049,597
Years 1-7 EADB — 1.50% Expense Ratio
Aggressive Allocation	51,065	12.60	643,233
Moderately Aggressive Allocation	290,241	12.53	3,635,305
Moderate Allocation	265,252	12.53	3,324,877
Moderately Conservative Allocation	176,336	12.36	2,179,978
Partner Technology	1,692	12.60	21,316
Partner Healthcare	941	11.84	11,136
Partner Natural Resources	10,926	9.21	100,583
Partner Emerging Markets	9,627	12.06	116,064
Real Estate Securities	12,862	12.29	158,026
Partner Utilities	1,502	8.08	12,148
Partner Small Cap Growth	471	13.22	6,223
Partner Small Cap Value	8,445	14.86	125,479
Small Cap Stock	4,907	12.09	59,330
Small Cap Index	1,639	13.24	21,698
Mid Cap Growth II	1,530	15.66	23,967
Mid Cap Growth	2,903	16.44	47,736
Partner Mid Cap Value	821	13.57	11,140
Mid Cap Stock	1,656	13.79	22,835
Mid Cap Index	1,986	13.98	27,756
Partner Worldwide Allocation	253	8.74	2,210
Partner International Stock	8,268	11.62	96,040
Partner Socially Responsible Stock	—	10.02	—
Partner All Cap Growth	1,667	9.67	16,118
Partner All Cap Value	—	8.99	—
Partner All Cap	1,126	13.19	14,846
Large Cap Growth II	521	11.53	6,000
Large Cap Growth	5,568	11.92	66,354
Partner Growth Stock	534	12.48	6,668
Large Cap Value	15,946	11.17	178,049
Large Cap Stock	644	10.70	6,892
Large Cap Index	6,354	11.06	70,252
Equity Income Plus	704	9.17	6,460
Balanced	1,612	11.70	18,853
High Yield	4,479	14.31	64,111
Diversified Income Plus	17,554	13.00	228,199

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Partner Socially Responsible Bond	—	$11.83	$—
Income	20,513	12.34	253,189
Bond Index	49,668	12.03	597,560
Limited Maturity Bond	22,662	11.40	258,335
Mortgage Securities	694	12.33	8,549
Money Market	54,992	1.07	58,823

			12,506,338
Years 1-7 MADB & PADB — 1.75% Expense Ratio
Aggressive Allocation	572,002	12.42	7,103,513
Moderately Aggressive Allocation	1,251,518	12.35	15,454,482
Moderate Allocation	2,563,945	12.36	31,685,536
Moderately Conservative Allocation	870,962	12.19	10,615,664
Partner Technology	12,934	12.42	160,633
Partner Healthcare	14,162	11.76	166,495
Partner Natural Resources	19,746	9.14	180,561
Partner Emerging Markets	16,252	11.98	194,646
Real Estate Securities	37,127	12.11	449,721
Partner Utilities	17,427	8.03	139,960
Partner Small Cap Growth	14,411	13.03	187,762
Partner Small Cap Value	28,010	14.65	410,339
Small Cap Stock	30,507	11.92	363,652
Small Cap Index	11,435	13.05	149,263
Mid Cap Growth II	2,769	15.44	42,753
Mid Cap Growth	31,931	16.21	517,670
Partner Mid Cap Value	13,373	13.38	178,868
Mid Cap Stock	41,583	13.60	565,424
Mid Cap Index	16,282	13.78	224,381
Partner Worldwide Allocation	30,778	8.68	267,190
Partner International Stock	74,176	11.45	849,493
Partner Socially Responsible Stock	5,517	9.96	54,941
Partner All Cap Growth	21,471	9.61	206,242
Partner All Cap Value	15,713	8.93	140,386
Partner All Cap	48,510	13.00	630,717
Large Cap Growth II	3,610	11.36	41,021
Large Cap Growth	71,039	11.75	834,617
Partner Growth Stock	4,891	12.30	60,173
Large Cap Value	60,881	11.01	670,190
Large Cap Stock	39,399	10.55	415,586
Large Cap Index	21,417	10.90	233,452
Equity Income Plus	9,069	9.11	82,645
Balanced	15,798	11.53	182,206
High Yield	46,394	14.11	654,711
Diversified Income Plus	70,606	12.82	904,943
Partner Socially Responsible Bond	4,626	11.75	54,372

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Income	85,202	$12.17	$1,036,807
Bond Index	36,634	11.86	434,536
Limited Maturity Bond	67,322	11.24	756,615
Mortgage Securities	13,259	12.15	161,144
Money Market	794,603	1.05	837,865

			78,301,175
Years 1-7 MADB & EADB — 1.60% Expense Ratio
Aggressive Allocation	120,201	12.52	1,505,509
Moderately Aggressive Allocation	702,184	12.45	8,745,149
Moderate Allocation	816,253	12.46	10,173,621
Moderately Conservative Allocation	261,279	12.29	3,211,816
Partner Technology	8,839	12.53	110,712
Partner Healthcare	4,457	11.80	52,606
Partner Natural Resources	15,534	9.18	142,614
Partner Emerging Markets	21,276	12.02	255,834
Real Estate Securities	27,750	12.22	339,009
Partner Utilities	3,768	8.06	30,381
Partner Small Cap Growth	6,922	13.14	90,965
Partner Small Cap Value	40,039	14.78	591,582
Small Cap Stock	17,233	12.02	207,188
Small Cap Index	5,427	13.16	71,443
Mid Cap Growth II	2,291	15.57	35,681
Mid Cap Growth	27,434	16.35	448,576
Partner Mid Cap Value	6,069	13.49	81,863
Mid Cap Stock	20,814	13.71	285,438
Mid Cap Index	5,271	13.90	73,253
Partner Worldwide Allocation	9,739	8.72	84,884
Partner International Stock	62,152	11.55	717,878
Partner Socially Responsible Stock	213	10.00	2,126
Partner All Cap Growth	5,813	9.64	56,062
Partner All Cap Value	1,093	8.97	9,802
Partner All Cap	8,224	13.11	107,848
Large Cap Growth II	1,131	11.46	12,958
Large Cap Growth	40,397	11.85	478,678
Partner Growth Stock	15,714	12.41	194,966
Large Cap Value	72,981	11.10	810,256
Large Cap Stock	32,269	10.64	343,294
Large Cap Index	10,108	10.99	111,124
Equity Income Plus	1,265	9.15	11,577
Balanced	14,865	11.63	172,914
High Yield	25,597	14.23	364,320
Diversified Income Plus	24,291	12.93	313,999
Partner Socially Responsible Bond	16,133	11.80	190,369
Income	83,844	12.27	1,029,011

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Bond Index	44,335	$11.96	$530,383
Limited Maturity Bond	21,856	11.33	247,738
Mortgage Securities	5,112	12.26	62,656
Money Market	481,593	1.06	512,166

			32,818,249
Years 1-7 PADB & EADB — 1.80% Expense Ratio
Aggressive Allocation	4,891	12.38	60,563
Moderately Aggressive Allocation	65,928	12.31	811,812
Moderate Allocation	26,979	12.32	332,460
Moderately Conservative Allocation	10,839	12.15	131,736
Partner Technology	244	12.38	3,025
Partner Healthcare	217	11.74	2,553
Partner Natural Resources	731	9.13	6,678
Partner Emerging Markets	415	11.96	4,960
Real Estate Securities	1,489	12.08	17,989
Partner Utilities	—	8.02	—
Partner Small Cap Growth	—	12.99	—
Partner Small Cap Value	155	14.61	2,268
Small Cap Stock	652	11.89	7,747
Small Cap Index	1,109	13.02	14,434
Mid Cap Growth II	—	15.40	—
Mid Cap Growth	—	16.17	—
Partner Mid Cap Value	—	13.34	—
Mid Cap Stock	506	13.56	6,865
Mid Cap Index	1,141	13.74	15,683
Partner Worldwide Allocation	1,218	8.67	10,563
Partner International Stock	1,145	11.42	13,071
Partner Socially Responsible Stock	—	9.94	—
Partner All Cap Growth	—	9.59	—
Partner All Cap Value	—	8.92	—
Partner All Cap	—	12.96	—
Large Cap Growth II	—	11.33	—
Large Cap Growth	2,490	11.72	29,171
Partner Growth Stock	—	12.27	—
Large Cap Value	872	10.98	9,575
Large Cap Stock	1,042	10.52	10,962
Large Cap Index	1,265	10.87	13,744
Equity Income Plus	297	9.10	2,707
Balanced	—	11.50	—
High Yield	319	14.07	4,484
Diversified Income Plus	1,629	12.78	20,816
Partner Socially Responsible Bond	2,825	11.74	33,158
Income	3,858	12.13	46,819
Bond Index	2,916	11.83	34,487

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Limited Maturity Bond	761	$11.21	$8,528
Mortgage Securities	135	12.12	1,642
Money Market	21,360	1.05	22,459

			1,680,959
Years 1-7 MADB, PADB & EADB — 1.90% Expense Ratio
Aggressive Allocation	852,881	12.31	10,502,056
Moderately Aggressive Allocation	2,105,993	12.24	25,786,032
Moderate Allocation	2,346,975	12.25	28,758,834
Moderately Conservative Allocation	789,626	12.09	9,542,905
Partner Technology	19,370	12.31	238,528
Partner Healthcare	12,085	11.71	141,515
Partner Natural Resources	16,176	9.11	147,324
Partner Emerging Markets	26,741	11.93	318,987
Real Estate Securities	77,789	12.01	934,278
Partner Utilities	16,278	8.00	130,209
Partner Small Cap Growth	10,394	12.92	134,277
Partner Small Cap Value	35,019	14.53	508,681
Small Cap Stock	51,245	11.82	605,695
Small Cap Index	16,942	12.94	219,279
Mid Cap Growth II	11,677	15.31	178,800
Mid Cap Growth	76,009	16.08	1,221,843
Partner Mid Cap Value	72,672	13.26	963,772
Mid Cap Stock	78,728	13.48	1,061,448
Mid Cap Index	59,920	13.66	818,743
Partner Worldwide Allocation	71,481	8.65	618,067
Partner International Stock	137,895	11.36	1,565,859
Partner Socially Responsible Stock	6,774	9.92	67,188
Partner All Cap Growth	11,049	9.57	105,707
Partner All Cap Value	6,438	8.90	57,288
Partner All Cap	77,141	12.89	994,480
Large Cap Growth II	6,277	11.27	70,722
Large Cap Growth	123,725	11.65	1,441,316
Partner Growth Stock	31,946	12.20	389,684
Large Cap Value	137,808	10.91	1,504,171
Large Cap Stock	106,302	10.46	1,111,809
Large Cap Index	34,521	10.81	373,105
Equity Income Plus	12,530	9.08	113,734
Balanced	66,537	11.44	760,934
High Yield	45,643	13.99	638,670
Diversified Income Plus	41,838	12.71	531,695
Partner Socially Responsible Bond	11,699	11.71	136,941
Income	61,011	12.07	736,159
Bond Index	84,991	11.76	999,603
Limited Maturity Bond	101,333	11.14	1,129,220

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Mortgage Securities	10,847	$12.05	$130,713
Money Market	784,826	1.05	820,542

			96,510,813
Years 1-7 Basic Death Benefit & RPA — 2.00% Expense Ratio
Moderately Aggressive Allocation	16,273,058	12.30	200,109,825
Moderate Allocation	28,933,432	12.31	356,069,123
Moderately Conservative Allocation	22,361,558	12.14	271,414,057

			827,593,005
Years 1-7 MADB & RPA — 2.20% Expense Ratio
Moderately Aggressive Allocation	9,169,694	12.16	111,486,524
Moderate Allocation	17,685,922	12.17	215,194,124
Moderately Conservative Allocation	11,659,812	12.00	139,923,323

			466,603,971
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 1.75% Expense Ratio
Moderately Conservative Allocation	13,565,900	10.30	139,779,642

			139,779,642
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 2.05% Expense Ratio
Moderate Allocation	50,001,041	9.77	488,458,777

			488,458,777
Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 2.50% Expense Ratio
Moderately Aggressive Allocation	24,699,875	9.15	226,011,807

			226,011,807
Death Claims — 2002
Aggressive Allocation	—	12.09	—
Moderately Aggressive Allocation	15,080	12.19	183,785
Moderate Allocation	2,550	12.36	31,513
Moderately Conservative Allocation	3,001	12.33	36,997
Partner Technology	317	11.65	3,699
Partner Healthcare	—	12.01	—
Partner Natural Resources	—	9.34	—
Partner Emerging Markets	—	12.24	—
Real Estate Securities	1,274	11.65	14,848
Partner Utilities	—	8.20	—
Partner Small Cap Growth	374	12.03	4,504
Partner Small Cap Value	3,901	13.90	54,216
Small Cap Stock	512	11.30	5,784
Small Cap Index	276	12.24	3,377
Mid Cap Growth II	1,013	14.36	14,548
Mid Cap Growth	1,234	15.06	18,593
Partner Mid Cap Value	—	12.80	—

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Mid Cap Stock	258	$12.55	$3,243
Mid Cap Index	937	13.11	12,284
Partner Worldwide Allocation	—	8.87	—
Partner International Stock	9,323	11.21	104,536
Partner Socially Responsible Stock	—	10.17	—
Partner All Cap Growth	—	9.81	—
Partner All Cap Value	—	9.13	—
Partner All Cap	6	12.11	69
Large Cap Growth II	—	10.91	—
Large Cap Growth	12,019	11.28	135,561
Partner Growth Stock	81	12.00	970
Large Cap Value	3,901	11.15	43,494
Large Cap Stock	15,063	10.52	158,444
Large Cap Index	1,226	10.97	13,447
Equity Income Plus	—	9.31	—
Balanced	—	11.77	—
High Yield	2,168	14.24	30,874
Diversified Income Plus	779	12.94	10,082
Partner Socially Responsible Bond	—	12.01	—
Income	2,013	12.67	25,507
Bond Index	2,370	12.39	29,380
Limited Maturity Bond	5,011	11.68	58,531
Mortgage Securities	—	12.68	—
Money Market	48,605	1.09	53,103

			1,051,389
Death Claims — 2005
Aggressive Allocation	—	12.09	—
Moderately Aggressive Allocation	5,559	12.19	67,748
Moderate Allocation	106,689	12.36	1,318,452
Moderately Conservative Allocation	21,088	12.33	259,941
Partner Technology	701	11.65	8,165
Partner Healthcare	—	12.01	—
Partner Natural Resources	—	9.34	—
Partner Emerging Markets	—	12.24	—
Real Estate Securities	1,022	11.65	11,910
Partner Utilities	—	8.20	—
Partner Small Cap Growth	181	12.03	2,182
Partner Small Cap Value	184	13.90	2,557
Small Cap Stock	—	11.30	—
Small Cap Index	1,132	12.24	13,858
Mid Cap Growth II	—	14.36	—
Mid Cap Growth	417	15.06	6,282
Partner Mid Cap Value	183	12.80	2,340
Mid Cap Stock	181	12.55	2,270

THRIVENT VARIABLE ANNUITY ACCOUNT I

Notes to Financial Statements, continued

(7) Unit Fair Value, continued

Year Ended December 31, 2010	Units	Unit Value	Assets in Accumulation Period
Mid Cap Index	1,060	$13.11	$13,893
Partner Worldwide Allocation	—	8.87	—
Partner International Stock	655	11.21	7,345
Partner Socially Responsible Stock	—	10.17	—
Partner All Cap Growth	—	9.81	—
Partner All Cap Value	—	9.13	—
Partner All Cap	180	12.11	2,176
Large Cap Growth II	—	10.91	—
Large Cap Growth	652	11.28	7,349
Partner Growth Stock	—	12.00	—
Large Cap Value	183	11.15	2,042
Large Cap Stock	185	10.52	1,945
Large Cap Index	992	10.97	10,889
Equity Income Plus	—	9.31	—
Balanced	374	11.77	4,400
High Yield	917	14.24	13,063
Diversified Income Plus	813	12.94	10,524
Partner Socially Responsible Bond	—	12.01	—
Income	193	12.67	2,443
Bond Index	1,326	12.39	16,439
Limited Maturity Bond	—	11.68	—
Mortgage Securities	—	12.68	—
Money Market	224,605	1.09	245,389

			2,033,602

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

	Part A:	None

	Part B:	Financial Statements of Depositor. (*)

Financial Statements of Thrivent Variable Annuity Account I. (*)

(b)	Exhibits:

	1.	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”). (1)

	2.	Not Applicable.

	3.	(a) Form of Distribution Agreement with Registered Representatives. (*)

(b) Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc. (5)

	4.	(a) Contract. (2) (4)

(b) Amendatory Agreement (Unisex Endorsement). (1) (4)

(c) 403(b) Tax Sheltered Annuity Endorsement. (2) (4) (9)

(d) Individual Retirement Annuity Endorsement. (2) (4) (9)

(e) Roth Individual Retirement Annuity Endorsement. (2) (4) (9)

(f) SIMPLE Individual Retirement Annuity Endorsement. (2) (4) (9)

(g) Variable Settlement Agreement. (2)

(h) Amendatory Agreement (Inforce-Return Protection Allocations)(4)

(i) Guaranteed Lifetime Withdrawal Benefit (6)

	5.	(a) Contract Application Form. (1) (4)

(b) Application for Variable Settlement Agreement. (2)

(c) New Account Suitability Form (4)

	6.	Articles of Incorporation and Bylaws of Depositor. (9)

	7.	Not Applicable.

	8.	Participation Agreement between the Depositor and the Fund as of December 15, 2003. (3)

	9.	Opinion of Counsel as to the legality of the securities being registered (including written consent). (*)

1

10.	Consent of Independent Registered Public Accounting Firm-Ernst & Young LLP (*)

11.	Not Applicable.

12.	Not Applicable.

13.	(a) Powers of Attorney for (7)

Dr. Addie J. Butler	Frank H. Moeller	Dr. Albert K. Siu
F. Mark Kuhlmann	Alice M. Richter	Allan R. Spies
Richard C. Lundell	James H. Scott	Adrian M. Tocklin
Paul W. Middeke	Dr. Kurt M. Senske

(b) Frederick G. Kraegel (8)

(c) Bonnie E. Raquet and Bradford L. Hewitt (9)

14.	Description of Offers To Exchange Variable Annuity Contracts. (9)

(1)	Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, Accession No. 0001173488-02-000004, filed May 31, 2002.
(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, Accession No. 0001173488-02-000006, filed October 1, 2002.
(3)	Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, Accession No. 0001193125-04-064690, filed on April 19, 2004.
(4)	Incorporated by reference from Post-Effective Amendment No. 3 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-05-036247, filed on February 24, 2005.
(5)	Incorporated by reference from Post-Effective Amendment No. 5 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-06-084366, filed on April 20, 2006.
(6)	Incorporated by reference from Post-Effective Amendment No. 7 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-07-102289, filed on May 4, 2007.
(7)	Incorporated by reference from Post-Effective Amendment No. 11 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-08-086870, filed on April 22, 2008.
(8)	Incorporated by reference from Post-Effective Amendment No. 12 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-09-082566, filed on April 20, 2009.
(9)	Incorporated by reference from Post-Effective Amendment No. 13 to the registration statement of Registrant, file no. 333-89488, Accession No. 0001193125-10-086201, filed April 19, 2010.

(*) Filed herewith

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Dr. Kurt M. Senske Lutheran Social Services 8305 Cross Park Drive Austin, Texas 78754	Chairman of the Board of Directors

Dr. Addie J. Butler	Director
5417 Laurens Street
Philadelphia, Pennsylvania 19144

2

Frederick G. Kraegel	Director
1225 Hyde Lane
Henrico, Virginia 23229

F. Mark Kuhlmann	Vice Chairman of the Board of Directors
SSE Inc.
77 West Port Plaza, Suite 500
St. Louis, Missouri 63146

Richard C. Lundell	Director
9993 East Purdue
Scottsdale, AZ 85258

Paul W. Middeke	Director
55 Forest Valley Court
St. Charles, Missouri 63301

Frank H. Moeller	Director
9543 Big View Drive
Austin, Texas 78730

Bonnie E. Raquet	Director
2954 Pelican Point Circle
Mound, Minnesota 55365

Alice M. Richter	Director
2774 Wilds Lane NW
Prior Lake, MN 55372

James H. Scott	Director
2853 Tansey Lane
Chester Springs, Pennsylvania 19425

Dr. Albert K. Siu	Director
Parexel
195 West Street
Waltham, Massachusetts 02451

3

Allan R. Spies	Director
9305 E Harvard Avenue
Denver, Colorado 80231

Adrian M. Tocklin	Director
4961 Bacopa Lane South, Suite 801
St. Petersburg, Florida 33715

Bradford L. Hewitt	President, Chief Executive Officer, Director

Pamela J. Moret	Senior Vice President, Strategic Development

James A. Thomsen	Senior Vice President, Member Services

Randall L. Boushek	Senior Vice President and Chief Financial Officer

Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary

Jennifer H. Martin, Ph. D.	Senior Vice President, Human Services

Russell W. Swansen	Senior Vice President and Chief Investment Officer

Holly J. Morris, Ph. D.	Senior Vice President and Chief Information Officer

Marie A. Uhrich	Senior Vice President, Communications

James M. Odland	Vice President and Rule 38(a)-1 Chief Compliance Officer

Paul B. Zastrow	Vice President and Treasurer

4

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be presented on a consolidated basis.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Financial Bank	Federally chartered bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Service Organization, Inc.	Organized for the purpose of owning bank account withdrawal authorizations	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Thrivent Financial Lifelong Resources Inc.	Not formally engaged in business	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

Thrivent Financial

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP II, LLC[3]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

SNI Holdco Inc.[4]	Holding company with no independent operations	Delaware

SNI Companies[5]	Professional staffing company	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

[1]

Thrivent Asset Management, LLC is a subsidiary of both Thrivent Investment Mgt. and Thrivent Life Insurance Company, both of which are wholly owned subsidiaries of Thrivent Financial. Thrivent Investment Mgt. and Thrivent Life Insurance Company own respectively 60% and 40% of Thrivent Asset Management, LLC’s membership interests.

[2]	Thrivent Financial owns a majority interest in the limited liability company.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Majority-owned subsidiary of Thrivent Financial.
[5]	Wholly owned subsidiary of SNI Holdco Inc.

The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.	Thrivent Variable Life Account I

2.	Thrivent Variable Insurance Account A

3.	Thrivent Variable Annuity Account I

4.	Thrivent Variable Annuity Account II

5.	Thrivent Variable Annuity Account A

6.	Thrivent Variable Annuity Account B

7.	TLIC Variable Insurance Account A

8.	TLIC Variable Insurance Account B

9.	TLIC Variable Annuity Account A

Item 27. Number of Contract Owners

Number of Contracts as of March 31, 2011:

	Non-Qualified	Qualified	Totals
Current Contracts (2005)	20,874	82,995	103,869
Prior Contracts (2002)	10,599	54,939	65,538

5

Item 28. Indemnification

Section 33 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other activity. Thrivent Investment Management Inc. is the principal underwriter of the Contracts.

(b)	Management. The directors and officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Underwriter
James A. Thomsen	Director and President

Karen L. Larson	Director and Vice President

Randall L. Boushek	Director

Andrea C. Golis	Chief Compliance Officer

Nikki L. Sorum	Vice President

6

Kathleen M. Koelling 4321 North Ballard Road Appleton, WI 54979	Privacy Officer and Anti-Money Laundering Officer

Kurt S. Tureson	Director of Affiliate Financial Management Corporate Accounting, Chief Financial Officer and Treasurer

Michael J. Fuehrmeyer 7197 Golfview Court Yorkville, IL 60560	Vice President

Michael J. Haglin	Vice President

Rhonda R. Fenner 4321 North Ballard Road Appleton, WI 54919	Vice President

Knut A. Olson	Vice President

Timothy P. Schmidt 701 Xenia Avenue South Suite 550 Golden Valley, MN 55416-1078	Vice President

Eric W. Verseman	Vice President

Erik J. Grinde	Assistant Vice President

David J. Kloster	Assistant Vice President

Jennifer J. Pope 4321 North Ballard Road Appleton, WI 54919	Assistant Vice President

Ryan O. Hill	Assistant Vice President

Cynthia J. Nigbur	Assistant Secretary

(c)	Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.

7

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

8

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 18th day of April, 2011.

THRIVENT VARIABLE ANNUITY ACCOUNT I
(Registrant)

By	THRIVENT FINANCIAL FOR LUTHERANS
(Depositor)

By	/s/ Bradford L. Hewitt
Bradford L. Hewitt
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of April, 2011:

/s/ Bradford L. Hewitt Bradford L. Hewitt	President, Chief Executive Officer and Director (Principal Executive Officer)

/s/ Randall L. Boushek Randall L. Boushek	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Paul B. Zastrow Paul B. Zastrow	Vice President and Treasurer (Principal Accounting Officer)

A Majority of the Board of Directors:*

Dr. Addie J. Butler	Frank H. Moeller	Dr. Albert Siu

Frederick G. Kraegel	Bonnie E. Raquet	Allan R. Spies

F. Mark Kuhlmann	Alice M. Richter	Adrian M. Tocklin

Richard C. Lundell	James H. Scott

Paul W. Middeke	Dr. Kurt M. Senske

*	James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland James M. Odland, Attorney-in-Fact	April 18, 2011

9

INDEX TO EXHIBITS

THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.

Ex 99.(b)3	Distribution Agreement with Registered Representatives

Ex 99.(b)9	Opinion and Consent of Counsel

Ex 99.(b)10	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP

10